As filed with the Securities and Exchange Commission on May 1, 2008
================================================================================



                                File No. 33-79562


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER THE
                       [X]   SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No.



                       [X] Post-Effective Amendment No. 18



                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       [X] INVESTMENT COMPANY ACT OF 1940



                        [X]     Amendment No. 19


                        (Check appropriate box or boxes)

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
                           (Exact Name of Registrant)

                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)

                One American Square, Indianapolis, Indiana 46282
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                  Depositor's Telephone Number: (317) 285-1588

                              Richard M. Ellery, Esq.
                           Associate General Counsel
                               One American Square
                          Indianapolis, Indiana 46282
                     (Name and Address of Agent for Service)

Title of Securities            Interests in individual variable annuity
  Being Registered:              contracts




It is proposed that this filing will become effective (Check appropriate Space)


_____    immediately upon filing pursuant to paragraph (b) of Rule 485


 X       on May 1, 2008  pursuant to paragraph (b) of Rule 485
_____       ------------


_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485

_____    on (date) pursuant to paragraph (a)(1) of Rule 485

_____    75 days after filing pursuant to paragraph (a)(ii)

_____    on (date) pursuant to paragraph (a)(ii) of Rule 485

_____ this post-effective amendment designates a new effective date for a previously filed amendment.





                                                 CROSS REFERENCE SHEET
                                                 Pursuant to Rule 495

               Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information)
                             of Registration Statement of Information Required by Form N-4

PART A - PROSPECTUS

Item of Form N-4                          Prospectus Caption
----------------                          ------------------
 1. Cover Page ...........................  Cover Page
 2. Definitions ..........................  Definitions
 3. Synopsis .............................  Summary; Expense Table
 4. Condensed Financial Information ......  Condensed Financial Information
 5. General Description of Registrant,
    Depositor, and Portfolio Companies....  Information About AUL, The Variable
                                            Account, and the Funds; Voting of
                                            Shares of the Funds
 6. Deductions and Expenses ..............  Charges and Deductions
 7. General Description of Variable
    Annuity Contracts ....................  The Contracts; Premiums and Contract
                                            Values During the Accumulation
                                            Period; Cash Withdrawals and the
                                            Death Proceeds; Summary; Annuity
                                            Period
 8. Annuity Period .......................  Annuity Period
 9. Death Benefit ........................  Cash Withdrawals and The Death
                                            Proceeds
10. Purchases and Contract Values ........  Premiums and Contract Values During
                                            the Accumulation Period
11. Redemptions ..........................  Cash Withdrawals and The Death
                                            Proceeds
12. Taxes ................................  Federal Tax Matters
13. Legal Proceedings ....................  Other Information
14. Table of Contents for the Statement
    of Additional Information ............  Statement of Additional Information

PART B - STATEMENT OF ADDITIONAL INFORMATION


Statement of Additional Information         Statement of Additional Information
Item of Form N-4                            Caption
-----------------------------------         ------------------------------------
15. Cover Page ...........................  Cover Page
16. Table of Contents ....................  Table of Contents
17. General Information and History ......  General Information and History
18. Services .............................  Custody of Assets; Independent
                                            Auditors
19. Purchase of Securities Being Offered .  Distribution of Contracts;
                                            (Prospectus) Charges and Deductions
20. Underwriters .........................  Distribution of Contracts
21. Calculation of Performance Data ......  Performance Information
22. Annuity Payments .....................  (Prospectus) Annuity Period
23. Financial Statements .................  Financial Statements


PART C - OTHER INFORMATION

Item of Form N-4                            Part C Caption
----------------                            --------------
24. Financial Statements and Exhibits ....  (Statement of Additional
                                            Information) Financial Statements
                                            and Exhibits
25. Directors and Officers of the
    Depositor.............................  Directors and Officers of AUL
26. Persons Controlled By or Under
    Common Control with the Depositor or
    Registrant............................  Persons Controlled By or Under
                                            Common Control of Registrant
27. Number of Contractowners .............  Number of Contractholders
28. Indemnification ......................  Indemnification
29. Principal Underwriters ...............  Principal Underwriters
30. Location of Accounts and Records .....  Location of Accounts and Records
31. Management Services ..................  Management Services
32. Undertakings..........................  Undertakings
    Signatures .........................    Signatures


                                   PROSPECTUS

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                   OFFERED BY
                     AMERICAN UNITED LIFE INSURANCE COMPANY(R)
         ONE AMERICAN SQUARE, INDIANAPOLIS INDIANA 46282, (317) 285-1877
                        VARIABLE PRODUCTS SERVICE OFFICE:
         P.O. BOX 7127, INDIANAPOLIS, INDIANA 46282-7127 (800) 537-6442
                               WWW.ONEAMERICA.COM

This Prospectus describes individual variable annuity contracts (the "Contracts") offered by American United Life Insurance Company(R) ("AUL"). AUL designed the Contracts for use in connection with non-tax qualified retirement plans and deferred compensation plans for individuals ("Non-Qualified Plans"). Contract Owners may also use the Contracts in connection with retirement plans that meet the requirements of Sections 401, 403(b), 408, 408A, or 457 of the Internal Revenue Code.

This Prospectus describes two (2) variations of Contracts: Contracts for which Premiums may vary in amount and frequency, subject to certain limitations ("Flexible Premium Contracts"), and Contracts for which Premiums may vary in amount and frequency only in the first Contract Year ("One Year Flexible Premium Contracts"). Both Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed annuity payments to begin on a future date.

A Contract Owner may allocate Premiums designated to accumulate on a variable basis to one (1) or more of the Investment Accounts of a separate account of AUL. The separate account is named the AUL American Individual Unit Trust (the "Variable Account"). Each Investment Account of the Variable Account invests in shares of one (1) of the following fund portfolios:

   AIM Variable Insurance Funds
   Alger American Fund
   AllianceBernstein Variable Products Series Fund, Inc.
   American Century(R) Variable Portfolios, Inc.
   Calvert Variable Series, Inc.
   Columbia Funds Variable Insurance Trust
   Dreyfus Investment Portfolios
   Dreyfus Variable Investment Fund
   Fidelity(R) Variable Insurance Products Freedom Funds
   Fidelity(R) Variable Insurance Products Funds
   Franklin Templeton Variable Insurance Products Trust
   Janus Aspen Series
   Neuberger Berman Advisers Management Trust
   Old Mutual Insurance Series Fund
   OneAmerica Funds, Inc.
   Pioneer Variable Contracts Trust
   T. Rowe Price Equity Series, Inc.
   Royce Capital Fund
   T. Rowe Price Fixed Income Series, Inc.
   Timothy Plan(R) Portfolio Variable Series
   Vanguard(R) Variable Insurance Fund

Premiums allocated to an Investment Account of the Variable Account will increase or decrease in dollar value depending on the investment performance of the corresponding fund portfolio in which the Investment Account invests. These amounts are not guaranteed. In the alternative, a Contract Owner may allocate Premiums to AUL's Fixed Account. Such allocations will earn interest at rates that are paid by AUL as described in "The Fixed Account."

This Prospectus concisely sets forth information about the Contracts and the Variable Account that a prospective investor should know before investing. Certain additional information is contained in a "Statement of Additional Information," dated May 1, 2008, which has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the Statement of Additional Information without charge by calling or writing to AUL at the telephone number or address indicated above. A post card affixed to the printed prospectus can be removed to send for a Statement of Additional Information. The table of contents of the Statement of Additional Information is located at the end of this Prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense.

This prospectus should be accompanied by the current prospectuses for the fund or funds being considered. Each of these prospectuses should be read carefully and retained for future reference.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2008.

                                TABLE OF CONTENTS

Description                                                                                    Page
DEFINITIONS ...................................................................................   4
SUMMARY .......................................................................................   6
  Purpose of the Contracts ....................................................................   6
  Types of Contracts ..........................................................................   6
  The Variable Account and the Funds ..........................................................   6
  Fixed Account ...............................................................................   8
  Premiums ....................................................................................   9
  Transfers ...................................................................................   9
  Withdrawals .................................................................................   9
  Loan Privileges .............................................................................   9
  The Death Benefit ...........................................................................   9
  Charges .....................................................................................   9
  Free Look Period ............................................................................   9
  Dollar Cost Averaging .......................................................................   9
  Contacting AUL ..............................................................................   9
EXPENSE TABLE .................................................................................  10
CONDENSED FINANCIAL INFORMATION ...............................................................  11
INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS ....................................  18
  American United Life Insurance Company(R) ...................................................  18
  Variable Account ............................................................................  18
  The Funds ...................................................................................  18
  Revenue AUL Receives ........................................................................  18
  AIM Variable Insurance Funds ................................................................
    AIM V.I. Dynamics Fund ....................................................................  19
    AIM V.I. Financial Services Fund ..........................................................  19
    AIM V.I. Global Health Care Fund ..........................................................  19
    AIM V.I. Global Real Estate Fund ..........................................................  20
    AIM V.I. High Yield Fund ..................................................................  20
    AIM V.I. Utilities Fund ...................................................................  20
  Alger American Fund .........................................................................  20
    Alger American Growth Portfolio ...........................................................  20
    Alger American Small Capitalization Portfolio .............................................  21
  AllianceBernstein Variable Products Series Fund, Inc.........................................  21
    AllianceBernstein VPS International Growth Portfolio ......................................  21
    AllianceBernstein VPS International Value Portfolio .......................................  21
    AllianceBernstein VPS Small/Mid Cap Value Portfolio .......................................  21
  American Century(R) Variable Portfolios, Inc.................................................  21
    American Century(R) VP Income & Growth Portfolio ..........................................  21
    American Century(R) VP International Portfolio ............................................  21
    American Century(R) VP Ultra(R) ...........................................................  22
    American Century(R) VP Vista(SM) ..........................................................  22
  Calvert Variable Series, Inc.. ..............................................................  22
    Calvert Social Mid Cap Growth Portfolio ...................................................  22
  Columbia Funds Variable Insurance Trust .....................................................  22
    Columbia Federal Securities Fund, Variable Series .........................................  22
    Columbia Small Cap Value Fund, Variable Series ............................................  22
  Dreyfus Investment Portfolios ...............................................................  22
    Dreyfus DIP Technology Growth Portfolio ...................................................  22
  Dreyfus Variable Investment Fund ............................................................  23
    Dreyfus VIF Appreciation Portfolio ........................................................  23
  Fidelity(R) Variable Insurance Products Freedom Funds .......................................  23
    Fidelity(R) VIP Freedom Income Portfolio ..................................................  23
    Fidelity(R) VIP Freedom 2005 Portfolio ....................................................  23
    Fidelity(R) VIP Freedom 2010 Portfolio ....................................................  23
    Fidelity(R) VIP Freedom 2015 Portfolio ....................................................  23
    Fidelity(R) VIP Freedom 2020 Portfolio ....................................................  24
    Fidelity(R) VIP Freedom 2025 Portfolio ....................................................  24
    Fidelity(R) VIP Freedom 2030 Portfolio ....................................................  24
  Fidelity(R) Variable Insurance Products Funds ...............................................  24
    Fidelity(R) VIP Asset Manager(SM) Portfolio ...............................................  24
    Fidelity(R) VIP Contrafund(R) Portfolio ...................................................  24
    Fidelity(R) VIP Equity-Income Portfolio ...................................................  24
    Fidelity(R) VIP Growth Portfolio ..........................................................  24
    Fidelity(R) VIP High Income Portfolio .....................................................  24
    Fidelity(R) VIP Index 500 Portfolio .......................................................  25
    Fidelity(R) VIP Overseas Portfolio ........................................................  25
  Franklin Templeton Variable Insurance Products Trust ........................................  25
    Franklin Small Cap Value Securities Fund ..................................................  25
    Franklin Templeton VIP Founding Funds Allocation Fund .....................................  25
    Templeton Global Income Securities Fund ...................................................  25
  Janus Aspen Series ..........................................................................  25
    Janus Aspen Flexible Bond Portfolio .......................................................  25
    Janus Aspen Forty Portfolio ...............................................................  25
    Janus Aspen Worldwide Growth Portfolio ....................................................  25
  Neuberger Berman Advisers Management Trust ..................................................  26
    LB AMT Short Term Bond Portfolio (Formerly
      Neuberger Berman AMT Limited Maturity Bond Portfolio) ...................................  26
    Neuberger Berman AMT Regency Portfolio ....................................................  26
    Neuberger Berman AMT Small Cap Growth Portfolio (Formerly
      Neuberger Berman AMT Fasciano Portfolio) ................................................  26
  Old Mutual Insurance Series Fund ............................................................  26
    Old Mutual Columbus Circle Technology & Communications Portfolio ..........................  26
    Old Mutual Growth II Portfolio ............................................................  26
    Old Mutual Mid-Cap Portfolio ..............................................................  26
    Old Mutual Small Cap Portfolio ............................................................  26
  OneAmerica Funds, Inc........................................................................  27
    OneAmerica Asset Director Portfolio .......................................................  27
    OneAmerica Investment Grade Bond Portfolio ................................................  27
    OneAmerica Money Market Portfolio .........................................................  27
    OneAmerica Value Portfolio ................................................................  27
  Pioneer Variable Contracts Trust ............................................................  27
    Pioneer Emerging Markets VCT Portfolio ....................................................  27
    Pioneer Fund VCT Portfolio ................................................................  27
    Pioneer Growth Opportunities VCT Portfolio ................................................  27
  Royce Capital Fund ..........................................................................  27
    Royce Small-Cap Portfolio .................................................................  27
  T. Rowe Price Equity Series, Inc.............................................................  28
    T. Rowe Price Blue Chip Growth Portfolio ..................................................  28
    T. Rowe Price Equity Income Portfolio .....................................................  28
    T. Rowe Price Mid-Cap Growth Portfolio ....................................................  28
  T. Rowe Price Fixed Income Series, Inc.......................................................  28
    T. Rowe Price Limited-Term Bond Portfolio .................................................  28
  Timothy Plan(R) Portfolio Variable Series ...................................................  28
    Timothy Plan(R) Conservative Growth Variable ..............................................  28
    Timothy Plan(R) Strategic Growth Variable .................................................  28

Description                                                                                    Page
INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS (continued)
  Vanguard(R) Variable Insurance Fund .........................................................  29
    Vanguard(R) Diversified Value Portfolio ...................................................  29
    Vanguard(R) VIF Mid-Cap Index Portfolio ...................................................  29
    Vanguard(R) VIF Small Company Growth Portfolio ............................................  29
    Vanguard(R) VIF Total Bond Market Index Portfolio .........................................  29
  THE CONTRACTS ...............................................................................  29
    General ...................................................................................  29
  PREMIUMS AND CONTRACT VALUES
  DURING THE ACCUMULATION PERIOD ..............................................................  29
    Application for a Contract ................................................................  29
    Premiums Under the Contracts ..............................................................  29
    Free Look Period ..........................................................................  30
    Allocation of Premiums ....................................................................  30
    Transfers of Account Value ................................................................  30
    Abusive Trading Practices .................................................................  31
       Late Trading ...........................................................................  31
       Market Timing ..........................................................................  31
    Dollar Cost Averaging Program .............................................................  31
    Contract Owner's Variable Account Value ...................................................  32
       Accumulation Units .....................................................................  32
       Accumulation Unit Value ................................................................  32
       Net Investment Factor ..................................................................  32
  CASH WITHDRAWALS AND THE DEATH PROCEEDS .....................................................  33
    Cash Withdrawals ..........................................................................  33
    Loan Privileges ...........................................................................  33
    The Death Proceeds ........................................................................  34
    Death of the Owner ........................................................................  34
    Death of the Annuitant ....................................................................  34
    Payments from the Variable Account ........................................................  34
  CHARGES AND DEDUCTIONS ......................................................................  35
    Premium Tax Charge ........................................................................  35
    Withdrawal Charge .........................................................................  35
    Mortality and Expense Risk Charge .........................................................  35
    Annual Contract Fee .......................................................................  35
    Other Charges .............................................................................  36
    Variations in Charges .....................................................................  36
    Guarantee of Certain Charges ..............................................................  36
    Expenses of the Funds .....................................................................  36
  ANNUITY PERIOD ..............................................................................  36
    General ...................................................................................  36
    Annuity Options ...........................................................................  37
      Option 1-Income for a Fixed Period ......................................................  37
      Option 2-Life Annuity ...................................................................  37
      Option 3-Survivorship Annuity ...........................................................  37
      Selection of an Option ..................................................................  37
  THE FIXED ACCOUNT ...........................................................................  37
    Interest ..................................................................................  37
    Withdrawals ...............................................................................  37
    Transfers .................................................................................  38
    Contract Charges ..........................................................................  38
    Payments from the Fixed Account ...........................................................  38
  MORE ABOUT THE CONTRACTS ....................................................................  38
    Designation and Change of Beneficiary .....................................................  38
    Assignability .............................................................................  38
    Proof of Age and Survival .................................................................  38
    Misstatements .............................................................................  39
    Acceptance of New Premiums ................................................................  39
  FEDERAL TAX MATTERS .........................................................................  39
    Introduction ..............................................................................  39
    Diversification Standards .................................................................  39
    Taxation of Annuities in General - Non-Qualified Plans ....................................  39
    Additional Considerations .................................................................  40
    Qualified Plans ...........................................................................  41
    Qualified Plan Federal Taxation Summary ...................................................  42
    403(b) Programs - Constraints on Withdrawals ..............................................  42
    401 or 403(b) Programs - Loan Privileges ..................................................  43
  OTHER INFORMATION ...........................................................................  43
    Voting of Shares of the Funds .............................................................  43
    Substitution of Investments ...............................................................  43
    Changes to Comply with Law and Amendments .................................................  44
    Reservation of Rights .....................................................................  44
    Periodic Reports ..........................................................................  44
    Legal Proceedings .........................................................................  44
    Legal Matters .............................................................................  44
    Financial Statements ......................................................................  44
  STATEMENT OF ADDITIONAL INFORMATION .........................................................  45

                                   DEFINITIONS

Various terms commonly used in this Prospectus are defined as follows:

403(b) PROGRAM - An arrangement by a public school organization or an organization that is described in Section 501(c)(3) of the Internal Revenue Code, including certain charitable, educational and scientific organizations, under which employees are permitted to take advantage of the Federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.

408 or 408A PLAN - A plan of individual retirement accounts or annuities, including a simplified employee pension plan, SIMPLE IRA or Roth IRA plan established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 PROGRAM - A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code.

ACCUMULATION PERIOD - The period commencing on the Contract Date and ending when the Contract is terminated, either through a surrender, withdrawal(s), annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons on whose life or lives annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant, Beneficiary or payee during the period specified in the Annuity Option.

ANNUITY DATE - The first (1st) day of any month in which an annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of annuity payments are made to an Annuitant, contingent Annuitant, or Beneficiary.

ANNUITY PERIOD - The period during which annuity payments are made.

AUL - American United Life Insurance Company(R).

BENEFICIARY - The person having the right to payment of Death Proceeds, if any, payable upon the death of the Contract Owner during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period under any Annuity Option other than a survivorship option (i.e., Option 3-under which the contingent Annuitant has the right to benefits payable upon the death of an Annuitant).

BUSINESS DAY - A day on which AUL's Corporate Office is customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving; but, AUL may not be open for business on other days.

CONTRACT ANNIVERSARY - The yearly anniversary of the Contract Date.

CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date the initial Premium is accepted under a Contract, and it is the date used to determine Contract Years, and Contract Anniversaries.

CONTRACT OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. A trustee or custodian may be designated to exercise an Owner's rights and responsibilities under a Contract in connection with a retirement plan that meets the requirements of Section 401 or 408 of the Internal Revenue Code. An administrator, custodian, or other person performing similar functions may be designated to exercise an Owner's responsibilities under a Contract in connection with a 403(b) or 457 Program. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, or administrator.

CONTRACT VALUE - The current value of a Contract, which is equal to the sum of Fixed Account Value and Variable Account Value. Initially, it is equal to the initial Premium and thereafter will reflect the net result of Premiums, investment experience, charges deducted, and any withdrawals taken.

CONTRACT YEAR - A period beginning with one (1) Contract Anniversary, or, in the case of the first (1st) Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary.

CORPORATE OFFICE - The Variable Products Service Office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127, (800) 537-6442. www.oneamerica.com.

DEATH PROCEEDS - The amount payable to the Beneficiary by reason of the death of the Annuitant or Owner during the Accumulation Period in accordance with the terms of the Contract.

EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.

FIXED ACCOUNT - An account that is part of AUL's General Account in which all or a portion of an Owner's Contract Value may be held for accumulation at fixed rates of interest paid by AUL.

FIXED ACCOUNT VALUE - The total value under a Contract allocated to the Fixed Account.

FREE WITHDRAWAL AMOUNT - The amount that may be withdrawn without incurring withdrawal charges, which is 12 percent of the Contract Value at the time the first withdrawal in a given Contract Year is requested.

FUND - A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

HR-10 PLAN - An Employee Benefit Plan established by a self-employed person in accordance with Section 401 of the Internal Revenue Code.

INVESTMENT ACCOUNT/INVESTMENT OPTION - A sub-account of the Variable Account that invests in shares of one (1) of the Funds.

NON-TAX QUALIFIED DEFERRED COMPENSATION PLAN - An unfunded arrangement in which an employer makes agreements with management or highly compensated employees to make payments in the future in exchange for their current services.

OWNER - See "Contract Owner."

PREMIUMS - The amounts paid to AUL as consideration for the Contract. In those states that require the payment of premium tax upon receipt of a premium by AUL, the term "premium" shall refer to the amount received by AUL net of the amount deducted for premium tax.

PROPER NOTICE - Notice that is received at AUL's Corporate Office in a form that is acceptable to AUL.

QUALIFIED PLANS - Employee Benefit Plans, 401 Programs, 403(b) Programs, 457 Programs, and 408 and 408A Programs.

VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day that is also a day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD - A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins at the close of one (1) Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT - AUL American Individual Unit Trust. The Separate Account is segregated into several Investment Accounts each of which invests in a corresponding fund portfolio.

VARIABLE ACCOUNT VALUE - The total value under a Contract allocated to the Investment Accounts of the Variable Account.

WITHDRAWAL VALUE - An Owner's Contract Value minus the applicable withdrawal charge.

                                     SUMMARY

This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Account" section of this Prospectus briefly describe the Fixed Account.

PURPOSE OF THE CONTRACTS

AUL offers the individual variable annuity contracts ("Contracts") described in this Prospectus for use in connection with taxable contribution retirement plans and deferred compensation plans for individuals (collectively "non-Qualified Plans"). AUL also offers the Contracts for use by individuals in connection with retirement plans that meet the requirements of Sections 401, 403(b), 457, 408, or 408A of the Internal Revenue Code, allowing for pre-tax contributions (collectively "Qualified Plans"). While variable annuities may provide a Contract Owner with additional investment and insurance or annuity-related benefits when used in connection with such a tax qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give Contract Owners flexibility in attaining investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments. During the Accumulation Period, a Contract Owner can allocate Premiums to the various Investment Accounts of the Variable Account or to the Fixed Account. See "The Contracts."

TYPES OF CONTRACTS

AUL offers two (2) variations of contracts that are described in this Prospectus. With Flexible Premium Contracts, Premium payments may vary in amount and frequency, subject to the limitations described below. With One (1) Year Flexible Premium Contracts, Premium payments may vary in amount and frequency only during the first Contract Year. Premium payments may not be made after the first Contract Year.

THE VARIABLE ACCOUNT AND THE FUNDS

AUL will allocate Premiums designated to accumulate on a variable basis to the Variable Account. See "Variable Account." The Variable Account is currently divided into sub accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the portfolios of the following funds:

INVESTMENT ACCOUNT AND
CORRESPONDING
FUND PORTFOLIO                          FUND                            INVESTMENT ADVISOR
--------------------------              ------------------              -----------------------
AIM V.I. Dynamics Fund                  AIM Variable Insurance Funds    AIM Funds Management Inc. (AIM Funds
                                                                          Management Inc. anticipates changing its
                                                                          name to Invesco Trimark Investment
                                                                          Management Inc. on or prior to December 31,
                                                                          2008); Invesco Global Asset Management
                                                                          (N.A.), Inc.; Invesco Institutional (N.A.), Inc.;
                                                                          Invesco Senior Secured Management, Inc.;
                                                                          Invesco Hong Kong Limited; Invesco Asset
                                                                          Management Limited; Invesco Asset
                                                                          Management (Japan) Limited; Invesco Asset
                                                                          Management Deutschland, GmbH; and
                                                                          Invesco Australia Limited
AIM V.I. Financial Services Fund        AIM Variable Insurance Funds    AIM Funds Management Inc. (AIM Funds
                                                                          Management Inc. anticipates changing its
                                                                          name to Invesco Trimark Investment
                                                                          Management Inc. on or prior to December 31,
                                                                          2008); Invesco Global Asset Management
                                                                          (N.A.), Inc.; Invesco Institutional (N.A.), Inc.;
                                                                          Invesco Senior Secured Management, Inc.;
                                                                          Invesco Hong Kong Limited; Invesco Asset
                                                                          Management Limited; Invesco Asset
                                                                          Management (Japan) Limited; Invesco Asset
                                                                          Management Deutschland, GmbH; and
                                                                          Invesco Australia Limited
AIM V.I. Global Health Care Fund        AIM Variable Insurance Funds    AIM Funds Management Inc. (AIM Funds
                                                                          Management Inc. anticipates changing its
                                                                          name to Invesco Trimark Investment
                                                                          Management Inc. on or prior to December 31,
                                                                          2008); Invesco Global Asset Management
                                                                          (N.A.), Inc.; Invesco Institutional (N.A.), Inc.;
                                                                          Invesco Senior Secured Management, Inc.;
                                                                          Invesco Hong Kong Limited; Invesco Asset
                                                                          Management Limited; Invesco Asset
                                                                          Management (Japan) Limited; Invesco Asset
                                                                          Management Deutschland, GmbH; and
                                                                          Invesco Australia Limited

INVESTMENT ACCOUNT AND
CORRESPONDING
FUND PORTFOLIO                          FUND                              INVESTMENT ADVISOR
--------------------------              ------------------                -----------------------
AIM V.I. Global Real Estate Fund        AIM Variable Insurance Funds      AIM Funds Management Inc. (AIM Funds
                                                                            Management Inc. anticipates changing its
                                                                            name to Invesco Trimark Investment
                                                                            Management Inc. on or prior to December 31,
                                                                            2008); Invesco Global Asset Management
                                                                            (N.A.), Inc.; Invesco Institutional (N.A.), Inc.;
                                                                            Invesco Senior Secured Management, Inc.;
                                                                            Invesco Hong Kong Limited; Invesco Asset
                                                                            Management Limited; Invesco Asset
                                                                            Management (Japan) Limited; Invesco Asset
                                                                            Management Deutschland, GmbH; and
                                                                            Invesco Australia Limited
AIM V.I. High Yield Fund                AIM Variable Insurance Funds      AIM Funds Management Inc. (AIM Funds
                                                                            Management Inc. anticipates changing its
                                                                            name to Invesco Trimark Investment
                                                                            Management Inc. on or prior to December 31,
                                                                            2008); Invesco Global Asset Management
                                                                            (N.A.), Inc.; Invesco Institutional (N.A.), Inc.;
                                                                            Invesco Senior Secured Management, Inc.;
                                                                            Invesco Hong Kong Limited; Invesco Asset
                                                                            Management Limited; Invesco Asset
                                                                            Management (Japan) Limited; Invesco Asset
                                                                            Management Deutschland, GmbH; and
                                                                            Invesco Australia Limited
AIM V.I. Utilities Fund                 AIM Variable Insurance Funds      AIM Funds Management Inc. (AIM Funds
                                                                            Management Inc. anticipates changing its
                                                                            name to Invesco Trimark Investment
                                                                            Management Inc. on or prior to December 31,
                                                                            2008); Invesco Global Asset Management
                                                                            (N.A.), Inc.; Invesco Institutional (N.A.), Inc.;
                                                                            Invesco Senior Secured Management, Inc.;
                                                                            Invesco Hong Kong Limited; Invesco Asset
                                                                            Management Limited; Invesco Asset
                                                                            Management (Japan) Limited; Invesco Asset
                                                                            Management Deutschland, GmbH; and
                                                                            Invesco Australia Limited
Alger American Growth Portfolio         Alger American Fund               Fred Alger Management, Inc.
Alger American Small
  Capitalization Portfolio              Alger American Fund               Fred Alger Management, Inc.
AllianceBernstein VPS International     AllianceBernstein Variable        AllianceBernstein L.P.
  Growth Portfolio                        Products Series Fund, Inc.
AllianceBernstein VPS International     AllianceBernstein Variable        AllianceBernstein L.P.
  Value Portfolio                         Products Series Fund, Inc.
AllianceBernstein VPS Small/Mid Cap     AllianceBernstein Variable        AllianceBernstein L.P.
  Value Portfolio                         Products Series Fund, Inc.
American Century(R) VP Capital          American Century(R) Variable      American Century(R) Investment
  Appreciation Portfolio                  Portfolios, Inc.                  Management, Inc.
American Century(R) VP Income &         American Century(R) Variable      American Century(R) Investment
  Growth Portfolio                        Portfolios, Inc.                  Management, Inc.
American Century(R) VP International    American Century(R) Variable      American Century(R) Investment
  Portfolio                               Portfolios, Inc.                  Management, Inc.
American Century(R) VP Ultra(R)         American Century(R) Variable      American Century(R) Investment
                                          Portfolios, Inc.                  Management, Inc.
American Century(R) VP Vista(SM)        American Century(R) Variable      American Century(R) Investment
                                          Portfolios, Inc.                  Management, Inc.
Calvert Social Mid Cap Growth           Calvert Variable Series, Inc.     Calvert Asset Management Company, Inc.
  Portfolio
Dreyfus DIP Technology Growth           Dreyfus Investment Portfolios     Dreyfus Investments, a division of Dreyfus Service
  Portfolio                                                                  Corporation, Dreyfus Investment Portfolios
Columbia Federal Securities Fund,       Columbia Funds Variable           Columbia Advisors
  Variable Series                         Insurance Trust
Columbia Small Cap Value Fund,          Columbia Funds Variable           Columbia Advisors
  Variable Series                         Insurance Trust
Dreyfus VIF Appreciation Portfolio      Dreyfus Variable Investment       The Dreyfus Corporation, Fayez Sarofim &
                                          Fund                              Co., Sub-adviser, Dreyfus Variable
                                                                            Investment Fund
Fidelity(R) VIP Freedom Income          Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
  Portfolio                               Products Freedom Funds
Fidelity(R) VIP Freedom 2005            Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
  Portfolio                               Products Freedom Funds
Fidelity(R) VIP Freedom 2010            Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
  Portfolio                               Products Freedom Funds
Fidelity(R) VIP Freedom 2015            Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
  Portfolio                               Products Freedom Funds
Fidelity(R) VIP Freedom 2020            Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
  Portfolio                               Products Freedom Funds

INVESTMENT ACCOUNT AND
CORRESPONDING
FUND PORTFOLIO                          FUND                              INVESTMENT ADVISOR
--------------------------              ------------------                -----------------------
Fidelity(R) VIP Freedom 2025            Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
  Portfolio                               Products Freedom Funds
Fidelity(R) VIP Freedom 2030            Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
  Portfolio                               Products Freedom Funds
Fidelity(R) VIP Asset Manager(SM)       Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
  Portfolio                               Products Fund
Fidelity(R) VIP Contrafund(R)           Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
  Portfolio                               Products Fund
Fidelity(R) VIP Equity-Income           Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
  Portfolio                               Products Fund
Fidelity(R) VIP Growth Portfolio        Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
                                          Products Fund
Fidelity(R) VIP High Income Portfolio   Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
                                          Products Fund
Fidelity(R) VIP Index 500 Portfolio     Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
                                          Products Fund
Fidelity(R) VIP Overseas Portfolio      Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
                                          Products Fund
Franklin Small Cap Value Securities     Franklin Templeton Variable       Franklin Advisory Services, LLC
  Fund                                    Insurance Products Trust
Franklin Templeton VIP Founding         Franklin Templeton Variable       Franklin Advisory Services, LLC
  Funds Allocation Fund                   Insurance Products Trust
Templeton Global Income                 Franklin Templeton Variable       Franklin Advisory Services, LLC
  Securities Fund                         Insurance Products Trust
Janus Aspen Flexible Bond Portfolio     Janus Aspen Series                Janus Capital Management LLC
Janus Aspen Forty Portfolio             Janus Aspen Series                Janus Capital Management LLC
Janus Aspen Worldwide Growth            Janus Aspen Series                Janus Capital Management LLC
  Portfolio
LB AMT Short Duration Bond Portfolio    Neuberger Berman Advisers         Neuberger Berman Management Inc.
  (Formerly Neuberger Berman AMT          Management Trust
  Limited Maturity Bond Portfolio)
Neuberger Berman AMT Regency Portfolio  Neuberger Berman Advisers         Neuberger Berman Management Inc.
                                          Management Trust
Neuberger Berman AMT Small Cap
  Growth Portfolio (Formerly            Neuberger Berman Advisers         Neuberger Berman Management Inc.
  Neuberger Berman AMT Fasciano           Management Trust
  Portfolio)

Old Mutual Columbus Circle              Old Mutual Insurance Series       Old Mutual Capital, Inc.
  Technology & Communications             Fund
Old Mutual Growth II Portfolio          Old Mutual Insurance Series       Old Mutual Capital, Inc.
                                          Fund
Old Mutual Mid-Cap Portfolio            Old Mutual Insurance Series       Old Mutual Capital, Inc.
                                          Fund
Old Mutual Small Cap Portfolio          Old Mutual Insurance Series       Old Mutual Capital, Inc.
                                          Fund
OneAmerica Asset Director Portfolio     OneAmerica Funds, Inc.            American United Life Insurance Company(R)
OneAmerica Investment Grade             OneAmerica Funds, Inc.            American United Life Insurance Company(R)
  Bond Portfolio
OneAmerica Money Market Portfolio       OneAmerica Funds, Inc.            American United Life Insurance Company(R)
OneAmerica Value Portfolio              OneAmerica Funds, Inc.            American United Life Insurance Company(R)
Pioneer Emerging Markets VCT            Pioneer Variable Contracts        Pioneer Investment Management, Inc.
  Portfolio                               Trust
Pioneer Fund VCT Portfolio              Pioneer Variable Contracts        Pioneer Investment Management, Inc.
                                          Trust
Pioneer Growth Opportunities            Pioneer Variable Contracts        Pioneer Investment Management, Inc.
  VCT Portfolio                           Trust
Royce Small-Cap Portfolio               Royce Capital Fund                Royce & Associates, LLC
T. Rowe Price Blue Chip Growth          T. Rowe Price Equity Series,      T. Rowe Price Associates, Inc.
  Portfolio                               Inc.
T. Rowe Price Equity Income             T. Rowe Price Equity Series,      T. Rowe Price Associates, Inc.
  Portfolio                               Inc.
T. Rowe Price Mid-Cap Growth            T. Rowe Price Equity Series,      T. Rowe Price Associates, Inc.
  Portfolio                               Inc.
T. Rowe Price Limited-Term Bond         T. Rowe Price Fixed Income        T. Rowe Price Associates, Inc.
  Portfolio                               Series, Inc.
Timothy Plan(R) Conservative            Timothy Plan(R) Portfolio         The Timothy Plan(R) , Inc.
  Growth Variable                         Variable Series
Timothy Plan(R) Strategic Growth        Timothy Plan(R) Portfolio         The Timothy Plan(R) , Inc.
  Variable                                Variable Series
Vanguard(R) Diversified Value           Vanguard(R) Variable              Barrow, Hanley, Mewhinney & Strauss, Inc.
  Portfolio                               Insurance Fund
Vanguard(R) VIF Mid-Cap Index           Vanguard(R) Variable              The Vanguard Group, Inc.
  Portfolio                               Insurance Fund
Vanguard(R) VIF Small Company           Vanguard(R) Variable              The Vanguard Group, Inc.
  Growth Portfolio                        Insurance Fund
Vanguard(R) VIF Total Bond Market       Vanguard(R) Variable              The Vanguard Group, Inc.
  Index Portfolio                         Insurance Fund

Each of the Funds has a different investment objective. A Contract Owner may allocate Premiums to one (1) or more of the Investment Accounts available under a Contract. Premiums allocated to a particular Investment Account will increase or decrease in dollar value depending upon the investment performance of the corresponding fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Contract Owner bears the investment risk for amounts allocated to an Investment Account of the Variable Account.

FIXED ACCOUNT

The Contract Owner may allocate Premiums to the Fixed Account, which is part of AUL's General Account. Amounts allocated to the Fixed Account earn interest at rates periodically determined by AUL. Generally, any current rate that exceeds the guaranteed rate will be effective for the Contract for a period of at least one (1) year. These rates are guaranteed to be at least equal to a minimum effective annual rate of 3 percent. See "The Fixed Account."

PREMIUMS

For Flexible Premium Contracts, the Contract Owner may vary Premiums in amount and frequency. The minimum Premium payment is $50. For the first three (3) Contract Years, Premiums must total, on a cumulative basis, at least $300 each Contract Year. For One (1) Year Flexible Premium Contracts, the Contract Owner may pay Premiums only during the first Contract Year. The minimum Premium is $500 with a minimum total first (1st) year Premium of $5,000. See "Premiums under the Contracts."

TRANSFERS

A Contract Owner may transfer his or her Variable Account Value among the available Investment Accounts or to the Fixed Account at any time during the Accumulation Period. The Contract Owner may transfer part of his or her Fixed Account Value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. The minimum transfer amount from any one (1) Investment Account or from the Fixed Account is $500. If the Contract Value in an Investment Account or the Fixed Account prior to a transfer is less than $500, then the minimum transfer amount is the Contract Owner's remaining Contract Value in that Account. If, after any transfer, the remaining Contract Value in an Investment Account or in the Fixed Account would be less than $25, then AUL will treat that request for a transfer of the entire Contract Value in that Investment Account.

If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, AUL may restrict the rights of certain Owners. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet based transfers.

Amounts transferred from the Fixed Account to an Investment Account cannot exceed 20 percent of the Owner's Fixed Account Value as of the beginning of that Contract Year. See "Transfers of Account Value."

WITHDRAWALS

The Contract Owner may surrender the Contract or take a withdrawal from the Contract Value at any time before the Annuity Date. Withdrawals and surrender are subject to the limitations under any applicable Qualified Plan and applicable law. The minimum withdrawal amount is $200 for Flexible Premium Contracts and $500 for One (1) ear Flexible Premium Contracts.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "403(b) Programs-Constraints on Withdrawals." See "Cash Withdrawals" for more information, including the possible charges and tax consequences of a surrender and withdrawals.

LOAN PRIVILEGES

Prior to the annuity date, the Owner of a Contract qualified under Section 401 or 403(b) may take a loan from the Account Value subject to the terms of the Contract. The Plan and the Internal Revenue Code may impose restrictions on loans. Outstanding loans will reduce the amount of any Death Proceeds as well as reduce the amount of Contract Value available for surrender.

THE DEATH BENEFIT

If a Contract Owner dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. The amount of the death benefit is equal to the Death Proceeds. A death benefit will not be payable if the Contract Owner dies on or after the Annuity Date, except as may be provided under the Annuity Option elected. See "The Death Proceeds" and "Annuity Period."

CHARGES

AUL will deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges include a withdrawal charge assessed upon withdrawal or surrender, a mortality and expense risk charge, a premium tax charge, and an administrative fee. In addition, the Funds pay investment advisory fees and other expenses. For further information on these charges and expenses, see "Charges and Deductions."

FREE LOOK PERIOD

The Contract Owner has the right to return the Contract for any reason within ten (10) days of receipt (or a longer period if required by state law). If the Contract Owner exercises this right, AUL will treat the Contract as void from its inception. AUL will refund to the Contract Owner the greater of (1) Premium payments, or (2) the Contract Value minus amounts deducted for premium taxes.

DOLLAR COST AVERAGING

Owners may purchase units of an Investment Account over a period of time through the Dollar Cost Averaging ("DCA") Program. Under a DCA Program, the Owner authorizes AUL to transfer a specific dollar amount from the One America Money Market Investment Account, ("MMIA") into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. An Owner may elect monthly, quarterly, semi-annual, or annual DCA transfers. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the to continue the Program. To participate in the program, AUL requires a minimum transfer amount of $500, and a minimum deposit of $10,000. For further information, see the explanation under "Dollar Cost Averaging Program."

CONTACTING AUL

Individuals should direct all written requests, notices, and forms required under these Contracts, and any questions or inquiries to AUL's Variable Products Service Office shown in the front of this Prospectus.

                                  EXPENSE TABLE

The following tables describe the fees and expenses that the Owner will pay when buying, owning, and surrendering the Contract. The first (1st) table describes the fees and expenses that the Owner will pay at the time that the Owner buys the Contract, surrenders the Contract, or transfers Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge." The information contained in the table is not generally applicable to amounts allocated to the Fixed Interest Account or to annuity payments under an Annuity Option.

CONTRACT OWNER TRANSACTION EXPENSES

DEFERRED SALES LOAD (AS A PERCENTAGE OF AMOUNT SURRENDERED; ALSO REFERRED TO AS
                        A "WITHDRAWAL CHARGE")(1)

          CHARGE ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT(1)

Contract Year                              1     2     3      4     5     6     7     8     9     10    11 or more
-------------                              -     -     -      -     -     -     -     -     -     --    ----------
Flexible Premium Contracts                10%    9%    8%     7%    6%    5%    4%    3%    2%    1%        0%
One Year Flexible Premium Contracts        7%    6%    5%     4%    3%    2%    1%    0%    0%    0%        0%

The next table describes the fees and expenses that the Owner will pay periodically during the time that the Owner owns the Contract, not including Fund expenses.

ANNUAL CONTRACT FEE

Maximum annual Contract fee (per year)(2) ................................   $30

VARIABLE ACCOUNT ANNUAL EXPENSE (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)
Mortality and expense risk fee ........................................... 1.25%

(1) An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to a withdrawal charge. The Free Withdrawal Amount is 12 percent of the Contract Value as of the most recent Contract Anniversary. See "Withdrawal Charge."

(2) The Annual Contract Fee may be less than $30.00 per year, based on the Owner's Account Value. The maximum charge imposed will be the lesser of 2 percent of the Owner's Contract Value or $30.00 per year. The Annual Contract Fee is waived if the Account Value equals or exceeds $50,000 on a Contract Anniversary.

The next item shows the minimum and maximum total operating expenses charged by the Funds that the Owner may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

TOTAL FUND ANNUAL OPERATING EXPENSES                                 MINIMUM               MAXIMUM
   (expenses that are deducted from Fund assets,
   including management fees, distribution and/or
   service (12b-1) fees, and other expenses) ..............           0.10%                 2.23%

EXAMPLE

The Example is intended to help the Owner compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Fund fees and expenses. The Example assumes that the Owner invests $10,000 in the contract for the time periods indicated. The Example also assumes that the Owner's investment has a 5 percent return each year and assumes the maximum fees and expenses of any of the Funds. Although the Owner's actual costs may be higher or lower, based on these assumptions, the Owner's costs would be:

    (1) If the Owner surrenders his or her Contract at the end of the applicable time period:

                                         1 Year         3 Years           5 Years         10 Years
                                         ------         -------           -------         --------
Flexible Premium Contracts              $137.89         $206.99           $290.92          $490.46
One Year Flexible Premium Contracts      162.29          241.69            241.69           526.63

    (2) If the Owner annuitizes at the end of the applicable time period:

                                         1 Year         3 Years           5 Years         10 Years
                                         ------         -------           -------         --------
Flexible Premium Contracts              $137.89         $206.99           $258.32          $490.46
One Year Flexible Premium Contracts      162.29          241.69            264.44           526.63

    (3) If the Owner does not surrender his or her Contract:

                                         1 Year         3 Years           5 Years         10 Years
                                         ------         -------           -------         --------
Flexible Premium Contracts              $50.10          $152.60           $258.32          $490.46
One Year Flexible Premium Contracts      49.12           155.08            264.44           526.63

                         CONDENSED FINANCIAL INFORMATION

The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from January 1, 1998 to December 31, 2007. The following tables should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2007. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP the Variable Account's Independent , Registered Public Accounting Firm.

                      ACCUMULATION UNIT VALUE        ACCUMULATION UNIT VALUE        NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT    AT BEGINNING OF PERIOD            AT END OF PERIOD            OUTSTANDING AT END OF PERIOD
------------------    -----------------------        -----------------------        ----------------------------
OneAmerica Asset Director Portfolio
  2007                       $15.83                           $16.42                            607,506
  2006                        14.50                            15.83                            729,459
  2005                        13.64                            14.50                            888,427
  2004                        12.38                            13.64                            901,224
  2003                         9.83                            12.38                            946,137
  2002                        10.22                             9.83                          1,022,613
  2001                         9.36                            10.22                            791,595
  2000                         8.20                             9.36                            699,230
  1999                         8.36                             8.20                          1,062,998
  1998                         7.81                             8.36                          1,202,411

One America Investment Grade Bond Portfolio
  2007                        $9.02                            $9.48                            315,884
  2006                         8.80                             9.02                            403,599
  2005                         8.72                             8.80                            475,535
  2004                         8.48                             8.72                            606,151
  2003                         8.19                             8.48                            730,464
  2002                         7.68                             8.19                          1,038,100
  2001                         7.27                             7.68                            741,931
  2000                         6.64                             7.27                            832,310
  1999                         6.80                             6.64                            943,532
  1998                         6.33                             6.80                            936,406

One America Money Market Portfolio
  2007                        $1.33                            $1.38                          2,367,854
  2006                         1.29                             1.33                          1,568,319
  2005                         1.27                             1.29                          2,098,007
  2004                         1.27                             1.27                          2,876,254
  2003                         1.28                             1.27                          3,388,874
  2002                         1.28                             1.28                          5,033,630
  2001                         1.25                             1.28                          6,068,801
  2000                         1.20                             1.25                          4,782,887
  1999                         1.16                             1.20                         11,290,259
  1998                         1.12                             1.16                          8,002,381

OneAmerica Value Portfolio
  2007                        20.20                            20.66                            683,115
  2006                        18.01                            20.20                            812,286
  2005                        16.60                            18.01                            892,522
  2004                        14.62                            16.60                            904,469
  2003                        10.84                            14.62                            921,289
  2002                        11.80                            10.84                            927,497
  2001                        10.74                            11.80                            860,430
  2000                         9.25                            10.74                            740,079
  1999                         9.44                             9.25                          1,050,857
  1998                         8.90                             9.44                          1,276,705

                      ACCUMULATION UNIT VALUE        ACCUMULATION UNIT VALUE        NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT    AT BEGINNING OF PERIOD            AT END OF PERIOD            OUTSTANDING AT END OF PERIOD
------------------    -----------------------        -----------------------        ----------------------------
AIM V.I. Dynamics Series I Fund
   2007                       $6.77                            $7.50                              2,948
   2006                        5.98                             6.77                              2,661

AIM V.I. Financial Services Series I Fund
   2007                       $6.50                            $4.99                             17,564
   2006                        5.65                             6.50                              6,789
   2005                        5.00 (04/20/2005)                5.65                                  0

AIM V. I. Global Health Care Fund
   2007                       $5.83                            $6.44                              7,671
   2006                        5.61                             5.83                             11,706
   2005                        5.00 (04/20/2005)                5.61                              5,768

AIM V.I. High Yield Fund Series I Fund
   2007                       $5.69                            $5.69                              6,347
   2006                        5.21                             5.69                              3,001
   2005                        5.00 (04/20/2005)                5.21                              3,212

AIM V.I. Real Estate Fund Series I Fund
   2007                       $8.12                            $7.57                             62,974
   2006                        5.76                             8.12                            122,438
   2005                        5.00 (04/20/2005)                5.76                             14,188

AIM V.I. Utilities Series I Fund
   2007                       $6.91                            $8.23                             38,272
   2006                        5.58                             6.91                            100,213
   2005                        5.00 (04/20/2005)                5.58                             96,217

Alger American Growth Portfolio
   2007                      $12.49                           $14.80                            892,820
   2006                       12.03                            12.49                          1,133,677
   2005                       10.87                            12.03                          1,436,440
   2004                       10.44                            10.87                          1,905,091
   2003                        7.82                            10.44                          2,283,060
   2002                       11.81                             7.82                          2,541,780
   2001                       13.57                            11.81                          3,032,038
   2000                       16.12                            13.57                          3,351,765
   1999                       12.20                            16.12                          3,129,409
   1998                        8.34                            12.20                          2,475,913

Alger American Small Cap
   2007                       $7.50                            $8.69                             46,582
   2006                        6.33                             7.50                             43,648
   2005                        5.00 (04/20/2005)                6.33                             26,828

American Century VP(R) Capital Appreciation
   2007                       $9.65                           $13.90                            114,873
   2006                        8.34                             9.65                             87,444
   2005                        6.92                             8.34                            141,130
   2004                        6.51                             6.92                            118,571
   2003                        5.47                             6.51                            155,915
   2002                        7.03                             5.47                            167,762
   2001                        9.90                             7.03                            195,070
   2000                        9.19                             9.90                            210,580
   1999                        5.66                             9.19                            225,291
   1998                        5.86                             5.66                            307,985

                      ACCUMULATION UNIT VALUE        ACCUMULATION UNIT VALUE        NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT    AT BEGINNING OF PERIOD            AT END OF PERIOD            OUTSTANDING AT END OF PERIOD
------------------    -----------------------        -----------------------        ----------------------------
American Century(R) VP Income & Growth Portfolio
   2007                       $6.22                            $6.14                             76,667
   2006                        5.38                             6.22                             84,821
   2005                        5.00 (04/20/2005)                5.38                             88,500

American Century(R) VP International Portfolio
   2007                      $11.75                           $13.70                            313,636
   2006                        9.51                            11.75                            364,093
   2005                        8.51                             9.51                            383,987
   2004                        7.49                             8.51                            416,805
   2003                        6.09                             7.49                            529,757
   2002                        7.75                             6.09                            587,161
   2001                       11.08                             7.75                            634,536
   2000                       13.49                            11.08                            748,381
   1999                        8.33                            13.49                            464,551
   1998                        7.10                             8.33                            456,953

American Century(R) VP Ultra(R) Portfolio
   2007                       $5.25                            $6.27                              1,455
   2006                        5.51                             5.25                                398
   2005                        5.00 (04/20/2005)                5.51                                116

American Century(R) VP Vista(SM) Portfolio
   2007                       $6.16                            $8.50                             19,618
   2006                        5.87                             6.16                              7,331

Calvert Social Mid-Cap Growth Portfolio
   2007                      $10.84                           $11.79                            117,438
   2006                       10.27                            10.84                            144,217
   2005                       10.35                            10.27                            180,616
   2004                        9.59                            10.35                            232,078
   2003                        7.37                             9.59                            280,104
   2002                       10.40                             7.37                            300,921
   2001                       11.99                            10.40                            345,255
   2000                       10.89                            11.99                            363,903
   1999                       10.31                            10.89                            375,729
   1998                        8.04                            10.31                            344,389

Dreyfus VIF Appreciation Portfolio
   2007                       $5.97                            $6.30                                500
   2006                        5.20                             5.97                              1,303
   2005                        5.00 (04/20/2005)                5.20                                123

Dreyfus Technology Growth Portfolio
   2007                       $5.86                            $6.63                              1,957
   2006                        5.83                             5.86                                898

Fidelity(R) Freedom 2005 Portfolio
   2007                       $5.72                            $6.14                              2,051
   2006                        5.42                             5.72                              1,373
   2005                        5.00 (05/20/2005)                5.42                                 24

Fidelity(R) Freedom 2010 Portfolio
   2007                       $5.76                            $6.18                              3,402
   2006                        5.31                             5.76                              3,368
   2005                        5.00 (05/20/2005)                5.31                                 49

Fidelity(R) Freedom 2015 Portfolio
   2007                       $5.90                            $6.37                              9,384
   2006                        5.38                             5.90                              9,317
   2005                        5.00 (05/20/2005)                5.38                              6,087

                      ACCUMULATION UNIT VALUE        ACCUMULATION UNIT VALUE        NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT    AT BEGINNING OF PERIOD            AT END OF PERIOD            OUTSTANDING AT END OF PERIOD
------------------    -----------------------        -----------------------        ----------------------------
Fidelity(R) Freedom 2020 Portfolio
   2007                       $6.01                            $6.54                              6,316
   2006                        5.47                             6.01                              5,485
   2005                        5.00 (05/20/2005)                5.47                                122

Fidelity(R) Freedom 2025 Portfolio
   2007                       $6.08                            $6.63                                773
   2006                        5.48                             6.08                                938
   2005                        5.00 (05/20/2005)                5.48                                570

Fidelity(R) Freedom 2030 Portfolio
   2007                       $6.16                            $6.78                              2,557
   2006                        5.52                             6.16                                533
   2005                        5.00 (05/20/2005)                5.52                                164

Fidelity(R) VIP Asset Manager(SM) Portfolio
   2007                      $10.15                           $11.58                            589,267
   2006                        9.58                            10.15                            739,082
   2005                        9.32                             9.58                          1,013,205
   2004                        8.95                             9.32                          1,307,102
   2003                        7.68                             8.95                          1,574,937
   2002                        8.52                             7.68                          1,801,385
   2001                        9.00                             8.52                          2,108,498
   2000                        9.48                             9.00                          2,360,234
   1999                        8.64                             9.48                          2,597,381
   1998                        7.61                             8.64                          2,330,887
   1997                        6.38                             7.61                          1,581,639

Fidelity (R) VIP Contrafund Portfolio
   2007                      $18.40                           $21.36                            781,372
   2006                       16.68                            18.40                            932,949
   2005                       14.44                            16.68                          1,096,372
   2004                       12.66                            14.44                          1,217,539
   2003                        9.98                            12.66                          1,365,801
   2002                       11.15                             9.98                          1,501,146
   2001                       12.86                            11.15                          1,672,826
   2000                       13.95                            12.86                          1,904,106
   1999                       11.37                            13.95                          1,972,159
   1998                        8.86                            11.37                          1,702,358
   1997                        7.22                             8.86                          1,310,234

Fidelity(R) VIP Equity-Income Portfolio
   2007                      $14.32                           $14.36                            457,083
   2006                       12.06                            14.32                            532,221
   2005                       11.54                            12.06                            626,276
   2004                       10.48                            11.54                            800,706
   2003                        8.14                            10.48                            929,422
   2002                        9.92                             8.14                          1,044,755
   2001                       10.57                             9.92                          1,192,856
   2000                        9.87                            10.57                          1,281,414
   1999                        9.40                             9.87                          1,546,416
   1998                        8.53                             9.40                          1,527,151
   1997                        6.74                             8.53                          1,186,973

Fidelity(R) Freedom Income Portfolio
   2007                       $5.44                            $5.70                              2,134
   2006                        5.17                             5.44                                  0

                      ACCUMULATION UNIT VALUE        ACCUMULATION UNIT VALUE        NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT    AT BEGINNING OF PERIOD            AT END OF PERIOD            OUTSTANDING AT END OF PERIOD
------------------    -----------------------        -----------------------        ----------------------------
Fidelity(R) VIP Growth Portfolio
   2007                      $12.65                           $15.87                            604,539
   2006                       11.99                            12.65                            761,894
   2005                       11.48                            11.99                            954,765
   2004                       11.24                            11.48                          1,290,813
   2003                        8.57                            11.24                          1,541,416
   2002                       12.41                             8.57                          1,703,339
   2001                       15.26                            12.41                          1,977,370
   2000                       17.36                            15.26                          2,205,925
   1999                       12.79                            17.36                          2,048,630
   1998                        9.29                            12.79                          1,720,027
   1997                        7.62                             9.29                          1,393,042

Fidelity(R) VIP High Income Portfolio
   2007                       $8.11                            $8.23                            192,302
   2006                        7.38                             8.11                            257,162
   2005                        7.28                             7.38                            310,090
   2004                        6.72                             7.28                            396,131
   2003                        5.35                             6.72                            486,496
   2002                        5.24                             5.35                            503,559
   2001                        6.01                             5.24                            553,994
   2000                        7.85                             6.01                            636,408
   1999                        7.35                             7.85                            765,292
   1998                        7.78                             7.35                            770,130
   1997                        6.69                             7.78                            577,023

Fidelity(R) VIP Index 500 Portfolio
   2007                      $15.97                           $16.63                          1,061,978
   2006                       13.97                            15.97                          1,264,276
   2005                       13.50                            13.97                          1,556,360
   2004                       12.36                            13.50                          1,860,942
   2003                        9.73                            12.36                          2,160,335
   2002                       12.68                             9.73                          2,336,745
   2001                       14.60                            12.68                          2,676,627
   2000                       16.31                            14.60                          2,953,386
   1999                       13.70                            16.31                          3,019,439
   1998                       10.81                            13.70                          2,611,396
   1997                        8.25                            10.81                          1,836,589

Fidelity(R) VIP Overseas Portfolio
   2007                      $10.97                           $12.71                            255,376
   2006                        9.41                            10.97                            274,739
   2005                        8.00                             9.41                            251,503
   2004                        7.13                             8.00                            226,012
   2003                        5.04                             7.13                            239,795
   2002                        6.40                             5.04                            248,603
   2001                        8.22                             6.40                            313,481
   2000                       10.28                             8.22                            370,560
   1999                        7.30                            10.28                            336,608
   1998                        6.56                             7.30                            284,063
   1997                        5.95                             6.56                            297,195
   2007                       10.97                            12.71                            255,376

Janus Aspen Flexible Income Portfolio
   2007                       $5.19                            $5.48                             57,549
   2006                        5.04                             5.19                             28,428
   2005                        5.00 (04/20/2005)                5.04                             26,871

                      ACCUMULATION UNIT VALUE        ACCUMULATION UNIT VALUE        NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT    AT BEGINNING OF PERIOD            AT END OF PERIOD            OUTSTANDING AT END OF PERIOD
------------------    -----------------------        -----------------------        ----------------------------
Janus Aspen Worldwide Growth Portfolio
   2007                       $6.39                            $6.91                              8,934
   2006                        5.47                             6.39                              6,406
   2005                        5.00 (04/20/2005)                5.47                              1,055

Neuberger LB Short Duration Bond Portfolio
  (Formerly Neuberger Berman AMT Limited Maturity Bond Portfolio)
   2007                       $5.16                            $5.34                             54,828
   2006                        5.02                             5.16                             20,331
   2005                        5.00 (04/20/2005)                5.02                             15,527

Neuberger Berman AMT Regency Portfolio
   2007                       $6.40                            $6.53                             32,222
   2006                        5.83                             6.40                             34,136
   2005                        5.00 (04/20/2005)                5.83                             29,880

Neuberger Berman AMT Small Cap Growth Portfolio
  (Formerly Neuberger Berman AMT Fasciano Portfolio)
   2007                       $5.85                            $5.81                             28,007
   2006                        5.63                             5.85                             33,482
   2005                        5.00 (04/20/2005)                5.63                             37,603

Old Mutual Growth II Portfolio
   2007                       $5.64                            $6.87                             66,339
   2006                        5.32                             5.64                             94,229
   2005                        4.84                             5.32                            127,408
   2004                        4.60                             4.84                            168,126
   2003                        3.70                             4.60                            216,414
   2002                        5.39                             3.70                            234,697
   2001                        9.17                             5.39                            289,030
   2000                       11.15                             9.17                            335,460
   1999                        5.69                            11.15                            185,827
   1998                        5.33                             5.69                            112,805
   1997                        5.00 (05/01/1997)                5.33                             97,881

Old Mutual Mid-Cap Value Portfolio
   2007                       $6.27                            $6.29                             10,993
   2006                        5.71                             6.27                             11,002
   2005                        5.00 (04/20/2005)                5.71                              6,955

Old Mutual Small Cap Portfolio
   2007                       $6.31                            $6.65                              9,456
   2006                        5.48                             6.31                              7,471
   2005                        5.00 (04/20/2005)                5.48                              4,096

Old Mutual Technology & Communications Portfolio
   2007                       $4.61                            $6.07                            218,050
   2006                        4.46                             4.61                            269,061
   2005                        4.11                             4.46                            328,098
   2004                        3.91                             4.11                            521,317
   2003                        2.72                             3.91                            593,843
   2002                        5.99                             2.72                            552,241
   2001                       12.72                             5.99                            661,010
   2000                       22.26                            12.72                            807,597
   1999                        6.74                            22.26                            584,750
   1998                        5.16                             6.74                            166,707
   1997                        5.00 (05/01/1997)                5.16                             78,548

Pioneer Growth Opportunities Portfolio
   2007                       $6.10                            $5.79                              8,910
   2006                        5.85                             6.10                             12,042
   2005                        5.00 (04/20/2005)                5.85                              9,029

                      ACCUMULATION UNIT VALUE        ACCUMULATION UNIT VALUE        NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT    AT BEGINNING OF PERIOD            AT END OF PERIOD            OUTSTANDING AT END OF PERIOD
------------------    -----------------------        -----------------------        ----------------------------
Pioneer VCT Portfolio
    2007                      $6.29                            $6.52                              7,682
    2006                       5.54                             6.29                              3,741

T. Rowe Price Blue Chip Growth Portfolio
    2007                      $6.11                            $6.80                             44,767
    2006                       5.64                             6.11                             39,193
    2005                       5.00 (04/20/2005)                5.64                             10,121

T. Rowe Price Equity Income Portfolio
    2007                     $16.24                           $16.56                            892,226
    2006                      13.82                            16.24                          1,068,164
    2005                      13.46                            13.82                          1,278,129
    2004                      11.86                            13.46                          1,475,903
    2003                       9.57                            11.86                          1,660,201
    2002                      11.16                             9.57                          1,789,805
    2001                      11.14                            11.16                          1,926,097
    2000                       9.97                            11.14                          1,976,378
    1999                       9.74                             9.97                          2,719,225
    1998                       9.04                             9.74                          2,878,954
    1997                       7.10                             9.04                          2,226,491

T. Rowe Price Limited-Term Bond Portfolio
    2007                      $5.17                            $5.39                              9,732
    2006                       5.03                             5.17                             12,307
    2005                       5.00 (04/20/2005)                5.03                             12,952

Timothy Conservative Growth Variable
    2007                      $5.84                            $6.27                              4,033
    2006                       5.42                             5.84                              7,533
    2005                       5.00 (04/20/2005)                5.42                              3,122

Timothy Strategic Growth Variable
    2007                      $6.10                            $6.63                              1,387
    2006                       5.62                             6.10                              1,831
    2005                       5.00 (04/20/2005)                5.62                                709

Vanguard(R) VF Mid Cap Index Portfolio
    2007                      $6.61                            $6.93                            115,782
    2006                       5.88                             6.61                            114,233
    2005                       5.00 (04/20/2005)                5.88                             52,623

Vanguard(R) VF Small Company Growth Portfolio
    2007                      $6.42                            $6.58                             13,610
    2006                       5.90                             6.42                             12,785
    2005                       5.00 (04/20/2005)                5.90                              1,472

Vanguard(R) VF Total Bond Market Index Portfolio
    2007                      $5.19                            $5.48                             42,714
    2006                       5.03                             5.19                             42,777
    2005                       5.00 (04/20/2005)                5.03                             13,951

           INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, the insurance company issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033 in 2003.

AUL conducts a conventional life insurance and annuity business. At December 31, 2007, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of $19,921.0 million and had equity of $1,320.8 million. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. One America Securities, Inc. is registered as a broker-dealer with the SEC.

VARIABLE ACCOUNT

AUL American Individual Unit Trust was established by AUL on April 14, 1994, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. Assets in the Variable Account attributable to the reserves and other liabilities under the Contracts are not chargeable with liabilities arising from any other business that AUL conducts. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the Funds.

Premiums may be allocated to one (1) or more Investment Accounts available under a Contract. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other securities, funds, or investment vehicles.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

THE FUNDS

Each of the Funds is a diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective or objectives and policies. The shares of a Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless otherwise instructed by AUL. AUL has entered into agreements with the Distributors/Advisors of AIM Variable Insurance Funds, Alger American Fund, AllianceBernstein Variable Products Series Fund, Inc., American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., Columbia Funds Variable Insurance Trust, Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, Fidelity(R) Variable Insurance Products Freedom Funds, Fidelity(R) Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Neuberger Berman, Old Mutual Capital, Inc., Pioneer Investment Management, Inc., Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., The Timothy Plan(R) and The Vanguard Group, Inc., under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account.

REVENUE AUL RECEIVES

Under the agreements listed in the immediately preceding paragraph, AUL has agreed to render certain services and to provide information about the funds in the preceding paragraph to its Contract Owners and/or Participants who invest in these funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receive these types of payments:

RULE 12B-1 FEES. By virtue of the agreements entered into between the funds and AUL, AUL receives compensation from the Distributor/Advisor of the funds, ranging from zero basis points until a certain level of fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 fees it receives that are attributable to AUL's variable insurance products.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying fund portfolio assets. Contract Owners and/or Participants, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.

The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

A summary of the investment objective or objectives of each Fund is provided below. There can be no assurance that any Fund will achieve its objective or objectives. More detailed information is contained in the Prospectus for the Funds, including information on the risks associated with the investments and investment techniques of each Fund.

AIM VARIABLE INSURANCE FUNDS

AIM V.I. DYNAMICS FUND

The funds investment objective is long-term capital growth. The Fund seeks to meet its objective by investing, normally, at least 65% of its assets in equity securities of mid-capitalization companies. The Fund considers a company to be a mid-sized company if it has market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Mid Cap(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The portfolio managers actively manage the fund using a two-step stock selection process that combines quantitative and fundamental analyses. The quantitative analysis involves using a stock rating model to rank stocks based primarily upon: (1) earnings, (2) quality, and (3) valuation. The fundamental analysis focuses on identifying both industries and companies that, in the portfolio managers' view, have high growth potential and are also favorably priced relative to the growth expectations for that company. The portfolio managers base their selection of stocks for the fund on an analysis of individual companies.

AIM V.I. FINANCIAL SERVICES FUND

The funds investment objective is capital growth. The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in equity securities of issuers engaged primarily in the financial services-related industries. sector. The fund considers a company to be doing business in financial services-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in financial services-related industries; (2) at least 50% of its assets are devoted to producing revenues in the financial services-related industries; or (3) based on other available information, the portfolio managers determine that its primary business is within the financial services-related industries. The principal type of equity securities purchased by the fund is common stocks. Companies in financial services-related industries include, but are not limited to, banks, insurance companies, investment banking and brokerage companies, credit finance companies, asset management companies and companies providing other financial-related services. The Fund may invest up to 25% of its total assets in securities of non-U.S. issuers doing business in the financial services sector. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

AIM V.I. GLOBAL HEALTH CARE FUND

The fund's investment objective is capital growth. The fund's investment objective may be changed by the Board of Trustees (the Board) without shareholder approval. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of health care industry companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a health care industry company to be one that (1) derives at least 50% of its revenues or earnings from health care activities; or
(2) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that design, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical companies, biotechnology research firms companies that sell medical products and companies that own or operate health care facilities). The fund may invest securities issued by health care industry companies, or in equity and debt securities of other companies the portfolio managers believe will benefit from developments in the health care industry. The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles.

AIM V.I. GLOBAL REAL ESTATE FUND

The funds investment objective is high total return through growth of capital and current income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate related companies, including real estate investment trusts (REITS). The fund may purchase debt securities including U.S. Treasury and agency bonds and notes. The fund will normally invest in the securities of companies located in at least three different countries, including the United States. The fund may invest in non-investment grade debt securities (commonly known as "junk bonds"). The fund may engage in short sales of securities. A short sale occurs when the fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own. Generally, the fund may sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns (short sale against the box). The fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the fund's total assets. The fund may invest in equity and debt securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The fund limits its investments in debt securities unrelated to the real estate industry to those that are investment-grade or deemed by the fund's portfolio managers to be of comparable quality.

AIM V.I. HIGH YIELD FUND

The funds investment objective is a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets in debt securities that are determined to be below investment grade quality because they are rated BB/Ba or lower by Standard & Poor's Ratings Services, Moody's Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities. These types of securities are commonly known as "junk bonds." The fund will principally invest in junk bonds rated B or above by an NRSRO or deemed to be of comparable quality by the portfolio managers. The Fund may also invest up to 25% of its total assets in foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The fund may invest up to 15% of its total assets in securities of companies located in developing countries.

AIM V.I. UTILITIES FUND

The funds investment objective is capital growth and current income. The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in equity securities of issuers engaged primarily in utilities-related industries. The principal type of equity securities purchased by the fund is common stocks. Companies in utilities-related industries may include, but are not limited to, those that provide, generate, transmit, store or distribute natural gas, oil, water or electricity as well as companies that provide telecommunications services, including local, long distance and wireless services. The Fund may invest up to 25% of its total assets in securities of non-U.S. issuers doing business in the utilities-related industries Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

FOR ADDITIONAL INFORMATION CONCERNING AIM VARIABLE INSURANCE FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE AIM VARIABLE INSURANCE FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

ALGER AMERICAN FUND

ALGER AMERICAN GROWTH PORTFOLIO

Seeks long-term capital appreciation. The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater.

The Alger American Growth Portfolio is hereby providing shareholders with notice of a new name and principal strategy. Effective July 1, 2008 the Portfolio will be named the Alger American LargeCap Growth Portfolio. Rather than representing a change in the Portfolio's investment strategies, the new name and related policies will better reflect the Portfolio's current actual investment practice.

From July 1, 2008, as now, the Portfolio will focus on growing companies that generally have broad product lines, markets, financial resources and depth of management. Effective July 1, 2008 under normal circumstances the Portfolio will invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, updated quarterly as reported as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2007, the market capitalization of the companies in this index ranged from $624 million to $527.7 billion.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Seeks long-term capital appreciation. The portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of securities, have a total market capitalization within the range of the companies included in the Russell 2000 Growth Index or the S&P Small Cap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks.

FOR ADDITIONAL INFORMATION CONCERNING THE ALGER AMERICAN FUND AND ITS PORTFOLIOS, PLEASE SEE THE ALGER AMERICAN FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO

The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in an international portfolio of equity securities of companies located in both developed and emerging countries. The Portfolio's investment process relies upon comprehensive fundamental company research produced by the Adviser's large research team of analysts covering both developed and emerging markets around the globe. Research driven stock selection is the primary driver of the Portfolio's return and all other decisions, such as country allocation, are generally the result of the stock selection process.

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO

The Portfolio's investment objective is long-term growth of capital. The Portfolio will invest primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The Portfolio normally invests in companies in at least three countries other than the United States. These countries currently include the developed nations in Europe and the Far East, Canada, Australia and emerging market countries worldwide. The Portfolio invests in companies that are determined by the Adviser's Bernstein unit to be undervalued, using a fundamental value approach. In selecting securities for the Portfolio's portfolio, Bernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO

The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of equity securities of small- to mid-capitalization U.S. companies, generally representing 60 to 110 companies. For purposes of this policy, "small- to mid-capitalization companies" are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500"Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500"Value Index. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in these types of securities. The Portfolio invests in companies that are determined by the Adviser to be undervalued, using its Bernstein unit's fundamental value approach. In selecting securities for the Portfolio's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

FOR ADDITIONAL INFORMATION CONCERNING ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. AND ITS PORTFOLIO, PLEASE SEE THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

AMERICAN CENTURY(R) VP INCOME & GROWTH PORTFOLIO

Seeking capital growth by investing in common stocks. Income is a secondary objective. This Fund employs a quantitative management approach with the goal of producing a total return that exceeds its benchmark, the S&P 500(R). The Fund invests mainly in large-company stocks, such as those in the S&P 500(R). The Fund invests mainly in the 1,500 largest publicly traded companies in the United States. The management team strives to outperform the S&P 500(R) over time while matching the risk characteristics of the index. Under normal market conditions, the Fund strives to remain essentially fully invested in stocks at all times. The Fund is typically diversified across a variety of industries and sectors. Individuals cannot invest directly in any index.

AMERICAN CENTURY(R) VP INTERNATIONAL PORTFOLIO

Seeking capital growth. This Fund invests in common stocks of foreign companies that are considered by management to have better-than-average prospects for appreciation. The Fund invests primarily in securities of at least three issuers located in developed markets (excluding the United States). Although the primary investment of the Fund will be common stocks, the Fund may also invest its assets in varying amounts in other types of securities consistent with the accomplishment of the Fund's objectives. The Fund may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts for foreign securities. International investing involves special risks such as political instability and currency fluctuations.

AMERICAN CENTURY(R) VP ULTRA(R)

Seeking long-term capital growth. This Fund is a growth fund that focuses primarily on larger companies with rapidly accelerating earnings that can maintain their growth. The Fund follows a fully invested strategy. Although the Fund invests primarily in U.S. stocks, it may invest in foreign securities.

AMERICAN CENTURY(R) VP VISTA(SM)

Seeking long-term growth. The Fund invests mainly in U.S. mid-sized growth companies that exhibit sustainable, accelerating earnings and revenues. The Fund strives to remain fully-invested in order to maximize upside potential.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

CALVERT VARIABLE SERIES, INC.

CALVERT SOCIAL MID CAP GROWTH PORTFOLIO

The Calvert Social Mid Cap Growth Portfolio seeks long-term capital appreciation by investing primarily in a non-diversified portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth. Investments may also include, but are not limited to foreign securities. The Portfolio seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, indigenous peoples' rights, community relations, and positive product and business practices, as well as corporate governance. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company as well as investment performance. Investments for the Portfolio are first selected for financial soundness and then evaluated according to the Portfolio's social criteria. Investments for the Portfolio must be consistent with the Portfolio's current financial and social criteria.

FOR ADDITIONAL INFORMATION CONCERNING CALVERT VARIABLE SERIES, INC. AND ITS PORTFOLIO, PLEASE SEE THE CALVERT VARIABLE SERIES, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES

The Fund seeks total return, consisting of current income and capital appreciation. Under normal circumstances, the Fund invests at least 80% of net assets in U.S. Government securities, including U.S. Treasury securities and securities of various U.S. Government agencies and instrumentalities. Agency securities include mortgage-backed securities. Under normal circumstances, the Fund's duration will be between three and ten years. The Fund may invest up to 20% of net assets in corporate bonds or mortgage-and other asset-backed securities issued by non-governmental entities that, at the time of purchase, are rated investment grade. The Fund may also participate in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES

The Fund seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000(R) Value Index at the time of purchase (between $72 million and $5.2 billion as of September 28, 2007), that the Advisor believes are undervalued. The Fund may invest up to 20% of total assets in foreign securities. The Advisor may sell a security when the security's price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons. The Fund's policy regarding the 80% investment requirement of "net assets" (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FOR ADDITIONAL INFORMATION CONCERNING COLUMBIA FUNDS VARIABLE INSURANCE TRUST AND ITS PORTFOLIO, PLEASE SEE THE COLUMBIA FUNDS VARIABLE INSURANCE TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

DREYFUS INVESTMENT PORTFOLIOS

DREYFUS DIP TECHNOLOGY GROWTH PORTFOLIO

The portfolio seeks capital appreciation. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the portfolio's assets may be invested in foreign securities. The portfolio's stock investments may include common stocks, preferred stocks and convertible securities. In choosing stocks, the portfolio looks for technology companies with the potential for strong earnings or revenue growth rates, although some of the portfolio's investments may currently be experiencing losses. The portfolio focuses on the technology sectors that are expected to outperform on a relative scale. The more attractive sectors are overweighted. Among the sectors evaluated are those that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, biotechnology, medical services, computer software and hardware, electronic components and systems, network and cable broadcasting, telecommunications, defense and aerospace, and environmental sectors. The portfolio typically sells a stock when the manager believes there is a more attractive alternative, the stock's valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure. The portfolio also may sell stocks when the manager's evaluation of a sector has changed. Although the portfolio looks for companies with the potential for strong earnings growth rates, some of the portfolio's investments may currently be experiencing losses. Moreover, the portfolio may invest in small-, mid- and large-cap securities in all available trading markets, including initial public offerings ("IPOs") and the aftermarket. The portfolio may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The portfolio also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

FOR ADDITIONAL INFORMATION CONCERNING DREYFUS INVESTMENT PORTFOLIOS, PLEASE SEE THE DREYFUS INVESTMENT PORTFOLIO PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

DREYFUS VARIABLE INVESTMENT FUND

DREYFUS VIF APPRECIATION PORTFOLIO

The portfolio seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the portfolio normally invests at least 80% of its assets in common stocks. The portfolio focuses on "blue chip" companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. In choosing stocks, the portfolio first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the portfolio then seeks companies within these sectors that have proven track records and dominant positions in their industries. The portfolio also may invest in companies which it considers undervalued in terms of earnings, assets or growth prospects. The portfolio employs a "buy-and-hold" investment strategy, which generally has resulted in an annual portfolio turnover of below 15%. The portfolio typically sells a stock when the portfolio manager believes there is a significant adverse change in a company's business fundamentals that may lead to a sustained impairment in earnings power.

FOR ADDITIONAL INFORMATION CONCERNING THE DREYFUS VARIABLE INVESTMENT FUND AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS VARIABLE INVESTMENT FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FREEDOM FUNDS

FIDELITY(R) VIP FREEDOM INCOME PORTFOLIO

Seeks high total return with a secondary objective of principal preservation. Investing in a combination of underlying Fidelity(R) Variable Insurance Products
(VIP) equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors already in retirement.

FIDELITY(R) VIP FREEDOM 2005 PORTFOLIO

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R) VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2005; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately ten to fifteen years after the year 2005).

FIDELITY(R) VIP FREEDOM 2010 PORTFOLIO

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R) VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% short-term funds (approximately ten to fifteen years after the year 2010).

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R) VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately ten to fifteen years after the year 2015).

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R) VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately ten to fifteen years after the year 2020).

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R) VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately ten to fifteen years after the year 2025).

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R) VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds and 40% in short-term funds (approximately ten to fifteen years after the year 2030).

FOR ADDITIONAL INFORMATION CONCERNING FIDELITY(R) VARIABLE INSURANCE PRODUCTS FREEDOM FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS FREEDOM FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND

FIDELITY(R) VIP ASSET MANAGER(SM) PORTFOLIO

Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Allocating the fund's assets among stocks, bonds, and short-term and money market instruments, either through direct investment or by investing in Fidelity central funds that hold such investments; maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments; adjusting allocation among asset classes gradually within the following ranges- stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%); investing in domestic and foreign issuers; analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO

Seeks long-term capital appreciation. Fidelity(R) Management & Research Company
(FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in securities of companies whose value FMR believes is not fully recognized by the public; investing in domestic and foreign issuers; investing in either "growth" stocks or "value" stocks or both; and using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO

Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500(SM) Index (S&P 500(R)). Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in equity securities; normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks; potentially investing in other types of equity securities and debt securities, including lower-quality debt securities; investing in domestic and foreign issuers and using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FIDELITY(R) VIP GROWTH PORTFOLIO

Seeks to achieve capital appreciation. Fidelity(R) Management & Research Company
(FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks); investing in domestic and foreign issuers; and using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FIDELITY(R) VIP HIGH INCOME PORTFOLIO

Seeks a high level of current income, while also considering growth of capital. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities; potentially investing in non-income producing securities, including defaulted securities and common stocks; investing in companies in troubled or uncertain financial condition; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FIDELITY(R) VIP INDEX 500 PORTFOLIO

Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500(R). Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: normally investing at least 80% of assets in common stocks included in the S&P 500(R) and lending securities to earn income for the fund.

FIDELITY(R) VIP OVERSEAS PORTFOLIO

Seeks long-term growth of capital. Fidelity(R) Management & Research Company
(FMR)'s principal investment strategies include: Normally investing at least 80% of assets in non-U.S. securities; normally investing primarily in common stocks; allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole and using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FOR ADDITIONAL INFORMATION CONCERNING FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND ("VIP") AND ITS PORTFOLIOS, PLEASE SEE THE VIP PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies and normally invests predominantly in equity securities.

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND

Seeks capital appreciation, with income as a secondary goal. The Fund normally invests equal portions in Class 1 shares of Franklin Income Securities Fund; Mutual Shares Securities Fund; and Templeton Growth Securities Fund.

TEMPLETON GLOBAL INCOME SECURITIES FUND

Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests mainly in debt securities of governments and their political subdivisions and agencies, supranational organizations and companies located anywhere in the world, including emerging markets.

FOR ADDITIONAL INFORMATION CONCERNING THE FRANKLIN TEMPLETON VARIALBE INSURANCE PRODUCTS TRUST AND ITS PORTFOLIOS, PLEASE SEE THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

JANUS ASPEN SERIES

JANUS ASPEN FLEXIBLE BOND PORTFOLIO

Seeking maximum total return consistent with preservation of capital. The Janus Aspen Flexible Bond Portfolio invests under normal circumstances, at least 80% of its assets in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

JANUS ASPEN FORTY PORTFOLIO

Forty Portfolio is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well established companies to smaller, emerging growth companies.

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO

Seeking long-term growth of capital in a manner consistent with the preservation of capital. The Janus Aspen Worldwide Growth Portfolio invests primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

FOR ADDITIONAL INFORMATION CONCERNING JANUS ASPEN SERIES AND ITS PORTFOLIOS, PLEASE SEE THE JANUS ASPEN SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

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NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

LB AMT SHORT DURATION BOND PORTFOLIO (FORMERLY NEUBERGER BERMAN AMT LIMITED MATURITY BOND PORTFOLIO)

Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. The Portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities. To enhance yield and add diversification, the Portfolio may invest up to 10% of net assets in securities that are below investment grade provided that, at the time of purchase, they are rated at least B by Moody's or Standard and Poor's, or if unrated by either of these, are believed by the managers to be of comparable quality. The Portfolio may also invest in foreign debt securities to enhance yield and/or total return. Although the Portfolio may invest in securities of any maturity, it normally maintains an average Portfolio duration of four years or less. The Portfolio is authorized to change its goal without shareholder approval, although it currently does not intend to do so. It normally invests at least 80% of its assets in bonds and other debt securities and will not alter this policy without providing at least 60 days' prior notice to shareholders.

NEUBERGER BERMAN AMT REGENCY PORTFOLIO

Seeks growth of capital. The Portfolio invests mainly in common stocks of mid-capitalization companies. It seeks to reduce risk by diversifying among different companies and industries. The managers look for well-managed companies whose stock prices are undervalued. The Portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

NEUBERGER BERMAN AMT SMALL CAP GROWTH PORTFOLIO (FORMERLY NEUBERGER BERMAN AMT FASCIANO PORTFOLIO)

Seeks long-term capital growth. The Portfolio manager also may consider a company's potential for current income prior to selecting it for the Portfolio. The Portfolio invests primarily in the common stocks of smaller companies, i.e. those with market capitalizations of less than $1.5 billion at the time the Portfolio first invests in them. The fund may continue to hold a position in a stock after the issuer has grown beyond 1.5 billion. The manager will look for companies with: strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon; and stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon. The Portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

FOR ADDITIONAL INFORMATION CONCERNING NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST AND ITS PORTFOLIOS, PLEASE SEE THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

OLD MUTUAL INSURANCE SERIES FUND

OLD MUTUAL COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS PORTFOLIO

The Portfolio seeks to provide investors with long-term growth of capital. To pursue this goal, the Old Mutual Columbus Circle Technology and Communications Portfolio normally invests at least 80% of its assets in equity securities of companies in the technology and communications sectors. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. Equity securities in which the Portfolio may invest include common and preferred stocks.

OLD MUTUAL GROWTH II PORTFOLIO

The Portfolio seeks to provide investors with capital appreciation. To pursue this goal, the Old Mutual Growth II Portfolio normally invests at least 65% of its assets in equity securities of small and medium sized companies with growth characteristics. The companies in which the Portfolio invests generally have market capitalizations similar to the market capitalizations of the companies in the Russell Midcap(R) Growth Index at the time of the Portfolio's investment. Equity securities in which the Portfolio may invest include common and preferred stocks.

OLD MUTUAL MID-CAP PORTFOLIO

The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Old Mutual Mid-Cap Portfolio normally invests at least 80% of its assets in equity securities of mid-capitalization companies. The companies in which the Portfolio invests generally have market capitalizations similar to the market capitalizations of companies in the Russell MidCap(R) Index at the time of the Portfolio's investment. Equity securities in which the Portfolio may invest include common and preferred stocks.

OLD MUTUAL SMALL CAP PORTFOLIO

The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Old Mutual Small Cap Portfolio normally invests at least 80% of its assets in equity securities of small-capitalization companies. The companies in which the Portfolio invests generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Index at the time of the Portfolio's investment. Equity securities in which the Portfolio may invest include common and preferred stocks.

FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE OLD MUTUAL INSURANCE SERIES

FUND, PLEASE CALL (800) 433-0051 OR WRITE THE OLD MUTUAL INSURANCE SERIES FUND FOR A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

ONEAMERICA FUNDS, INC.

ONEAMERICA ASSET DIRECTOR PORTFOLIO

Seeking long-term capital appreciation and some income to help cushion the volatility of equity investments. The OneAmerica Asset Director Portfolio invests in assets allocated among publicly traded common stock, debt securities (including convertible debentures) and money market securities utilizing a fully managed investment policy. The composition of the Portfolio will vary from time-to-time, based upon the advisor's evaluation of economic and market trends and the anticipated relative total return available from a particular type of security. Accordingly, at any given time, up to 100% of the Portfolio may be invested in any one asset class such as common stocks, debt securities or money market instruments.

ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO

Seeking a high level of income with prudent investment risk and capital appreciation consistent with the primary objective. The OneAmerica Investment Grade Bond Portfolio invests primarily in investment grade fixed income securities. The Portfolio may invest no more than 10% of its assets in securities rated less than BBB or Baa (investment grade). It is intended that the Portfolio securities generally will be of sufficient credit quality to provide a high level of protection against loss of principal or interest. The Portfolio may also invest in money market instruments, repurchase agreements, reverse repurchase agreements, dollar-denominated foreign securities and other debt securities that are consistent with the maturity and credit quality criteria.

ONEAMERICA MONEY MARKET PORTFOLIO

Seeking to provide a level of current income while preserving assets and maintaining liquidity and investment quality. The OneAmerica Money Market Portfolio invests in short-term money market instruments of the highest quality that the advisor has determined present minimal credit risk. The Portfolio invests only in money market instruments denominated in U.S. dollars that mature in 13 months or less from the date of purchase. These instruments may include U.S. Government securities, commercial paper, short-term corporate bonds, repurchase agreements, reverse repurchase agreements, certificates of deposit and money market funds.

ONEAMERICA VALUE PORTFOLIO

Seeking long-term capital appreciation. The OneAmerica Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. The Portfolio uses a value-driven approach in selecting securities, concentrating on companies which appear undervalued compared to the market and to their own historic valuation levels. Typically, at least 65% of the Portfolio's assets will be invested in common stocks listed on a national securities exchange or actively traded over-the-counter on the NASDAQ National Market System.

FOR ADDITIONAL INFORMATION CONCERNING ONEAMERICA FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE ONEAMERICA FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PIONEER VARIABLE CONTRACTS TRUST

PIONEER EMERGING MARKETS VCT PORTFOLIO

The portfolio invests primarily in securities of emerging market issuers. Although the portfolio invests in both equity and debt securities, it normally emphasizes equity securities in its portfolio. Normally, the portfolio invests at least 80% of its total assets in the securities of emerging market corporate and government issuers, i.e., securities of companies that are domiciled or primarily doing business in emerging countries and securities of these countries' governmental issuers.

PIONEER FUND VCT PORTFOLIO

Seeking reasonable income and capital growth, the portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights, exchange-traded funds (ETFs) that invest primarily in equity securities and equity interests in real estate investment trusts (REITs) and preferred stocks.

PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO

Seeking Growth of capital, the portfolio invests primarily in equity securities of companies that Pioneer Investment Management, Inc., the portfolio's investment adviser, considers to be reasonably priced or undervalued, with above average growth potential. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, equity interests in real estate investment trusts (REITs), warrants, rights and preferred stocks. The portfolio may invest a significant portion of its assets in equity securities of small companies.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER VARIABLE CONTRACT TRUST PORTFOLIOS, PLEASE SEE THE PIONEER RESOURCE SERIES TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

ROYCE CAPITAL FUND

ROYCE SMALL-CAP FUND

Royce Small-Cap Portfolio's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in equity securities issued by small companies, those with market capitalizations from $500 million to $2.5 billion. Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.

FOR ADDITIONAL INFORMATION CONCERNING THE ROYCE CAPITAL FUND AND ITS PORTFOLIO, PLEASE SEE THE ROYCE CAPTIAL FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T. ROWE PRICE EQUITY SERIES, INC.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

Seeking to provide long-term growth of capital by investing primarily in the common stocks of large- and medium-sized blue chip companies with the potential for above-average growth. Income is a secondary objective. Fund Managers carefully select companies which are well-established in their respective industries, and which possess some or all of the following characteristics: leading market positions; seasoned management teams; and strong financial fundamentals. Some of the companies the Fund targets will have good prospects for dividend growth. The Fund may invest up to 20% of its total assets in foreign securities.

T. ROWE PRICE EQUITY INCOME PORTFOLIO

Seeking to provide substantial dividend income and long-term capital growth. The Fund normally invests in common stocks of well-established companies expected to pay above-average dividends. The fund manager typically employs a value-oriented investment approach by seeking companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. In selecting investments, management focuses on companies with an above-average dividend yield relative to the S&P 500(R); low price/earnings ratio relative to the S&P 500(R); a sound balance sheet and other positive financial characteristics and a low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

Seeking long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth. The Fund will normally invest at least 80% of net assets in a diversified Portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. Mid-Cap companies are defined as those whose market capitalization falls within the range of either the S&P Mid Cap 400 Index or the Russell Mid cap Growth Index. In selecting investments, management generally favors companies that have proven products or services; have a record of above-average earnings growth; have demonstrated potential to sustain earnings growth; operate in industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects. While most of the assets will be invested in U.S. common stocks, the Portfolio may hold other securities including foreign securities, futures and options in keeping with the Portfolio's objective. Effective May 1, 2004, this Portfolio will not be available to new contracts.

T. ROWE PRICE FIXED INCOME SERIES, INC.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

Seeking high level of income consistent with moderate fluctuations in principal value. The Fund normally invests at least 80% of its net assets in bonds and 65% of total assets in short- and intermediate-term bonds. There are no maturity limitations on individual securities but the Fund's dollar-weighted average effective maturity will not exceed five years. At least 90% of the Fund's Portfolio will consist of investment-grade securities that have been rated in the four highest credit categories. In an effort to enhance yield, up to 10% of assets can be invested in below-investment-grade securities. Holdings may also include mortgage-backed securities, derivatives and foreign investments.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE EQUITY SERIES, INC. AND T. ROWE PRICE FIXED INCOME SERIES, INC. AND THEIR PORTFOLIOS, PLEASE SEE THE T. ROWE PRICE EQUITY SERIES, INC. AND THE T. ROWE PRICE FIXED INCOME SERIES, INC. PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES

TIMOTHY PLAN(R) CONSERVATIVE GROWTH VARIABLE

Seeking long-term growth of capital through investing in a diversified mix of Timothy Plan's morally screened domestic equity and fixed income funds. Except for highly unusual defensive periods, the fund is fully invested in Timothy Fixed Income Fund, Timothy Large/Mid-Cap Value Fund, Timothy Large/Mid-Cap Growth Fund, Timothy Small-Cap Value Fund and Timothy Money Market Fund in accordance with an asset allocation formula that is appropriate for investors willing to accept a degree of investment risk but maintain a generally conservative mix. The allocations are reviewed and revised if appropriate each year.

TIMOTHY PLAN(R) STRATEGIC GROWTH VARIABLE

Seeking long-term growth of capital through investing in a diversified mix of Timothy Plan's morally screened domestic equity funds. Except for highly defensive periods, the fund strives to stay fully invested in Timothy Fixed Income Fund, Timothy Large/Mid-Cap Value Fund, Timothy Large/Mid-Cap Growth Fund, Timothy Small-Cap Value Fund and Timothy Aggressive Growth Fund in accordance with an asset allocation formula that is appropriate for investors who are willing to accept greater investment fluctuation and volatility to achieve this goal. The allocations are reviewed and revised if appropriate each year.

FOR ADDITIONAL INFORMATION CONCERNING TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES AND THEIR PORTFOLIOS, PLEASE SEE THE TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

VANGUARD(R) VARIABLE INSURANCE FUND

VANGUARD(R) DIVERSIFIED VALUE PORTFOLIO

The Portfolio invests mainly in large- and mid-capitalization companies whose stocks are considered by the advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor feels are trading at prices that are below average in relation to such measures as earnings and book value. These stocks often have above average dividend yields.

VANGUARD(R) VIF MID-CAP INDEX PORTFOLIO

Seeking to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Fund employs a passive management approach designed to track the performance of the MSCI(R) US Mid Cap 450 Index. Invests all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

VANGUARD(R) VIF SMALL COMPANY GROWTH PORTFOLIO

Seeking to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Fund employs a passive management approach designed to track the performance of the MSCI(R) US Mid Cap 450 Index. Invests all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

VANGUARD(R) VIF TOTAL BOND MARKET INDEX PORTFOLIO

Seeking to track the performance of a broad, market-weighted bond index. The Portfolio employs a passive management strategy designed to track the performance of the Lehman Brothers Aggregate Bond Index.

FOR ADDITIONAL INFORMATION CONCERNING VANGUARD VARIABLE INSURANCE FUND AND ITS PORTFOLIOS, PLEASE SEE THE VANGUARD VARIABLE INSURANCE FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. VANGUARD IS A TRADEMARK OF THE VANGUARD GROUP, INC.

                                  THE CONTRACTS

GENERAL

The Contracts are offered for use in connection with non-tax qualified retirement plans by an individual. The Contracts are also eligible for use in connection with certain tax qualified retirement plans that meet the requirements of Sections 401, 403(b), 408 or 408A of the Internal Revenue Code. Certain Federal tax advantages are currently available to retirement plans that qualify as (1) self-employed individuals' retirement plans under Section 401, such as HR-10 Plans, (2) pension or profit-sharing plans established by an employer for the benefit of its employees under Section 401, (3) Section 403(b) annuity purchase plans for employees of public schools or a charitable, educational, or scientific organization described under Section 501(c)(3), and
(4) individual retirement accounts or annuities, including those established by an employer as a simplified employee pension plan or SIMPLE IRA plan under
Section 408, Roth IRA plan under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457.

           PREMIUMS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD

APPLICATION FOR A CONTRACT

Any person or, in the case of Qualified Plans, any qualified organization, wishing to purchase a Contract must submit an application and an initial Premium to AUL, and provide any other form or information that AUL may require. AUL reserves the right to reject an application or Premium for any reason, subject to AUL's underwriting standards and guidelines.

PREMIUMS UNDER THE CONTRACTS

Premium payments under Flexible Premium Contracts may be made at any time during the Contract Owner's life and before the Contract's Annuity Date. Premiums for Flexible Premium Contracts may vary in amount and frequency but each Premium payment must be at least $50. Premiums must accumulate a total of at least $300 each Contract Year for the first three (3) Contract Years. Premiums may not total more than $12,000 in any one Contract Year unless otherwise agreed to by AUL.

For One Year Flexible Premium Contracts, Premiums may vary in amount and frequency except that additional Premiums will only be accepted during the first Contract Year. Each such Premium payment must be at least $500; Premiums must total at least $5,000 in the first Contract Year for non-qualified plans and $2,000 in the first Contract Year for qualified plans, and all

Premiums combined may not exceed $1,000,000 unless otherwise agreed to by AUL.

If the minimum Premium amounts under Flexible Premium or One Year Flexible Premium Contracts are not met, AUL may, after sixty (60) days notice, terminate the Contract and pay an amount equal to the Contract Value as of the close of business on the effective date of termination. AUL may change the minimum Premiums permitted under a Contract, and may waive any minimum required Premium at its discretion.

Annual Premiums under any Contract purchased in connection with a Qualified Plan will be subject to maximum limits imposed by the Internal Revenue Code and possibly by the terms of the Qualified Plan. See the Statement of Additional Information for a discussion of these limits or consult the pertinent Qualified Plan document. Such limits may change without notice.

Initial Premiums must be credited to a Contract no later than the end of the second Business Day after it is received by AUL at its Corporate Office if it is preceded or accompanied by a completed application that contains all the information necessary for issuing the Contract and properly crediting the Premium. If AUL does not receive a complete application, AUL will notify the applicant that AUL does not have the necessary information to issue a Contract. If the necessary information is not provided to AUL within five (5) Business Days after the Business Day on which AUL first receives an initial Premium or if AUL determines it cannot otherwise issue a Contract, AUL will return the initial Premium to the applicant, unless consent is received to retain the initial Premium until the application is made complete.

Subsequent Premiums (other than initial Premiums) are credited as of the end of the Valuation Period in which they are received by AUL at its Corporate Office. AUL reserves the right to refuse to accept new Premiums for a contract at any time.

FREE LOOK PERIOD

The Owner has the right to return the Contract for any reason within the Free Look Period which is a ten (10) day period beginning when the Owner receives the Contract. If a particular state requires a longer Free Look Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the greater of (1) Premium payments or (2) the Contract Value as of the end of the Valuation Period in which AUL receives the Contract.

ALLOCATION OF PREMIUMS

Initial Premiums will be allocated among the Investment Accounts of the Variable Account or to the Fixed Account as instructed by the Contract Owner. Allocation to the Investment Accounts and the Fixed Account must be made in increments of 1 percent.

A Contract Owner may change the allocation instructions at any time by giving Proper Notice of the change to AUL at its Corporate Office and such allocation will continue in effect until subsequently changed. Any such change in allocation instructions will be effective upon receipt of the change in allocation instructions by AUL at its Corporate Office. Changes in the allocation of future Premiums have no effect on Premiums that have already been applied. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account or the Fixed Account in the manner described in "Transfers of Account Value."

TRANSFERS OF ACCOUNT VALUE

All or part of an Owner's Contract Value may be transferred among the Investment Accounts of the Variable Account or to the Fixed Account at any time during the Accumulation Period upon receipt of a proper written request by AUL at its Corporate Office. The minimum amount that may be transferred from any one (1) Investment Account is $500 or, if less than $500, the Owner's remaining Contract Value in the Investment Account, provided however, that amounts transferred from the Fixed Account to an Investment Account during any given Contract Year cannot exceed 20 percent of the Owner's Fixed Account Value as of the beginning of that Contract Year. If, after any transfer, the Owner's remaining Contract Value in an Investment Account or in the Fixed Account would be less than $25, then such request will be treated as a request for a transfer of the entire Contract Value.

Currently, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Account. In addition, no charges are currently imposed upon transfers. AUL reserves the right, however, at a future date, to change the limitation on the minimum transfer, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend any transfer privileges. If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, the transfer right may be restricted. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet based transfers. Any transfer from an Investment Account of the Variable Account shall be effected as of the end of the Valuation Date in which AUL receives the request in proper form. AUL has established procedures to confirm that instructions communicated by telephone or via the internet are genuine, which include the use of personal identification numbers and recorded telephone calls. Neither AUL nor its agents will be liable for acting upon instructions believed by AUL or its agents to be genuine, provided AUL has complied with its procedures.

Part of a Contract Owner's Fixed Account Value may be transferred to one (1) or more Investment Accounts of the Variable Account during the Accumulation Period subject to certain limitations as described in "Fixed Account."

ABUSIVE TRADING PRACTICES

LATE TRADING

Some investors attempt to profit from trading in Investment Accounts after the close of the market, but before the Variable Account has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades with information that was not readily available to the market, thereby benefiting financially to the detriment of other Owners and Participants.

AUL prohibits late trading in its Investment Accounts. The Variable Account dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.

MARKET TIMING

Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase or redeem units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL will restrict trading to the extent permitted under applicable laws and the contract.

Generally, policyholder trading history is reviewed to confirm if the trading activity is indeed abusive short-term trading. This procedure is enforced against all policyholders consistently.

If it is determined that the trading activity violates either AUL's or any other Fund's policy, then the policyholder is notified of restrictions on their account. The policyholder's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short-term trading in their Fund. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on suspected abusive trading. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' prospectuses for more details.

DOLLAR COST AVERAGING PROGRAM

Owners who wish to purchase units of an Investment Account over a period of time may do so through the DCA Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

For example, assume that a Contract Owner requests that $1,000 per month be transferred from the MMIA to the OneAmerica Value Investment Account. The following table illustrates the effect of DCA over a six (6) month period.

             TRANSFER         UNIT           UNITS
MONTH         AMOUNT          VALUE        PURCHASED
-----        --------         -----        ---------
  1           $1,000           $20           50
  2           $1,000           $25           40
  3           $1,000           $30           33.333
  4           $1,000           $40           25
  5           $1,000           $35           28.571
  6           $1,000           $30           33.333

The average price per unit for these purchases is the sum of the prices ($180) divided by the number of monthly transfers (6) or $30. The average cost per Accumulation Unit for these purchases is the total amount transferred ($6,000) divided by the total number of Accumulation Units purchased (210.237) or $28.54. THIS TABLE IS FOR ILLUSTRATIVE PURPOSES ONLY AND IS NOT REPRESENTATIVE OF FUTURE RESULTS.

Under a DCA Program, the owner deposits Premiums into the MMIA and then authorizes AUL to transfer a specific dollar amount from the MMIA into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the MMIA to continue the Program, whichever occurs first.

Currently, the minimum required amount of each transfer is $500, although AUL reserves the right to change this minimum transfer amount in the future. Transfers to or from the Fixed Account are not permitted under the DCA. At least seven (7) days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA to Contract Owners at no charge and the Company reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners may change the frequency of scheduled transfers, or may increase or decrease the amount of scheduled transfers, or may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly quarterly, semi-annual, or annual transfer date following the Premium receipt by AUL at its Corporate Office. The Contract Owner may select the particular date of the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on such date, provided that such date selected is a day that AUL is open for business and provided further that such date is a Valuation Date. If the date selected is not a Business Day or is not a Valuation Date, then the transfer will be made on the next succeeding Valuation Date. To participate in the Program, a minimum deposit of $10,000 is required.

CONTRACT OWNER'S VARIABLE ACCOUNT VALUE

ACCUMULATION UNITS

Premiums allocated to the Investment Accounts available under a Contract are credited to the Contract in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account as of the end of the Valuation Period in which the Premium is credited. The number of Accumulation Units so credited to the Contract shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

ACCUMULATION UNIT VALUE

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for the MMIA was initially set at $1 and $5 for each of the other Investment Accounts. Subsequently, on each Valuation Date, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor determined as of the end of the Valuation Date for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one (1) Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a) is equal to:

    (1) the net asset value per share of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

    (2) the per share amount of any dividend or other distribution, if any, paid by the Fund during the Valuation Period, plus or minus

    (3) a credit or charge with respect to taxes, if any, paid or reserved by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no Federal income taxes are applicable under present law and no such charge is currently assessed);

(b) is the net asset value per share of the Fund determined as of the end of the preceding Valuation Period; and

(c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the mortality and expense risk charge.

                     CASH WITHDRAWALS AND THE DEATH PROCEEDS

CASH WITHDRAWALS

During the lifetime of the Annuitant, at any time before the Annuity Date and subject to the limitations under any applicable Qualified Plan and applicable law, a Contract may be surrendered or a withdrawal may be taken from a Contract. A surrender or withdrawal request will be effective as of the end of the Valuation Date that a proper written request in a form acceptable to AUL is received by AUL at its Corporate Office. A surrender of a Contract Owner's Variable Account Value will result in a withdrawal payment equal to the Owner's Contract Value allocated to the Variable Account as of the end of the Valuation Period during which AUL receives Proper Notice, minus any applicable withdrawal charge. A withdrawal may be requested for a specified percentage or dollar amount of an Owner's Contract Value. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Owner's Contract Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. Requests for a withdrawal that would leave a Contract Value of less than $5000 for a nonqualified One (1) Year Flexible Premium Contract ($2,000 for a qualified contract) and less than the required cumulative minimum for a Flexible Premium Contract will be treated as a request for a surrender. AUL may change or waive this provision at its discretion.

The minimum amount that may be withdrawn from a Contract Owner's Contract Value is $200 for Flexible Premium Contracts and $500 for One (1) Year Flexible Premium Contracts. If the remaining Contract Value is less than these amounts, a request for a withdrawal will be treated as a surrender of the Contract. In addition, the Contracts may be issued in connection with certain retirement programs that are subject to constraints on withdrawals and surrenders.

The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Account as instructed, and if the Owner does not specify, in proportion to the Owner's Contract Value in the various Investment Accounts and the Fixed Account. A withdrawal will not be effected until proper instructions are received by AUL at its Corporate Office.

A surrender or a withdrawal may result in the deduction of a withdrawal charge and may be subject to a premium tax charge for any tax on Premiums that may be imposed by various states. See "Premium Tax Charge." A surrender or withdrawal that results in receipt of proceeds by a Contract Owner may result in receipt of taxable income to the Contract Owner and, in some instances, a tax penalty. In addition, distributions under certain Qualified Plans may result in a tax penalty. See "Tax Penalty For All Annuity Contracts." Owners of Contracts used in connection with a Qualified Plan should refer to the terms of the applicable Qualified Plan for any limitations or restrictions on cash withdrawals. The tax consequences of a surrender or withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."

LOAN PRIVILEGES

Loan privileges are only available on qualified Contracts under 401 or 403(b). Prior to the Annuitization Date, the Owner of a Contract qualified may receive a loan from the Contract Value subject to the terms of the Contract, the specific plan, and the Internal Revenue Code, which may impose restrictions on loans.

Loans from qualified Contracts are available beginning 30 days after the Issue Date. The Contract Owner may borrow a minimum of $1,000. Loans may only be secured by the Contract Value. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80 percent of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 40 percent of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50 percent of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one (1) year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated above. We reserve the right to limit the number of loans outstanding at any time.

Loans will be administered according to the specific loan agreement, which may be requested from the Corporate Office.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five (5) years. Loans used to purchase the principal residence of the Contract Owner may be repaid within fifteen (15) years. Loan repayments will be processed in the same manner as a Premium Payment. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a Premium.

If the Contract is surrendered while the loan is outstanding, the Contract Value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Proceeds will be reduced by the amount of the outstanding loan plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, AUL reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Internal Revenue Code.

If a loan payment (which consists of principal and interest) is not made when due, interest will continue to accrue, and the entire loan will be treated as a deemed distribution, may be taxable to the borrower, and may be subject to a tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a distribution of at least that amount, and this amount may again be treated as a distribution where required by law. Additional loans may not be available while a previous loan remains in default.

AUL reserves the right to modify the term or procedures if there is a change in applicable law. AUL also reserves the right to assess a loan processing fee.

Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts.

THE DEATH PROCEEDS

If a Contract Owner dies at or after age 76, the amount of the Death Proceeds is equal to the Contract Owner's Contract Value as of the end of the Valuation Period in which due proof of death is received by AUL at its Corporate Office. If a Contract Owner or, as described below, an Annuitant, dies before age 76, the Death Proceeds will be the greater of the Contract Value as of the end of the Valuation Period in which due proof of death and instructions regarding payment are received by AUL at its Corporate Office or the value given by
(a)-(b)-(c)+(d) where: (a) is the net Premiums; (b) is any amounts withdrawn (including any withdrawal charges) prior to death; (c) is the annual fees assessed prior to death; and (d) is the interest earned on (a)-(b)-(c), credited at an annual effective rate of 4 percent until the date of death.

DEATH OF THE OWNER

If the Contract Owner dies before the Annuity Date and the Beneficiary is not the Contract Owner's surviving spouse, the Death Proceeds will be paid to the Beneficiary. Such Death Proceeds will be paid in a lump-sum, unless the Beneficiary elects to have this value applied under a settlement option. If a settlement option is elected, the Beneficiary must be named the Annuitant and payments must begin within one (1) year of the Contract Owner's death. The option also must have payments which are payable over the life of the Beneficiary or over a period which does not extend beyond the life expectancy of the Beneficiary.

If the Contract Owner dies before the Annuity Date and the Beneficiary is the Contract Owner's surviving spouse, the surviving spouse will become the new Contract Owner. The Contract will continue with its terms unchanged and the Contract Owner's spouse will assume all rights as Contract Owner. Within one hundred-twenty (120) days of the original Contract Owner's death, the Contract Owner's spouse may elect to receive the Death Proceeds or withdraw any of the Contract Value without any early withdrawal charge. However, depending upon the circumstances, a tax penalty may be imposed upon such a withdrawal.

Any amount payable under a Contract will not be less than the minimum required by the law of the state where the Contract is delivered.

DEATH OF THE ANNUITANT

If the Annuitant dies before the Annuity Date and the Annuitant is not also the Contract Owner, then: (1) if the Contract Owner is not an individual, the Death Proceeds will be paid to the Contract Owner in a lump-sum; or (2) if the Contract Owner is an individual, a new Annuitant may be named and the Contract will continue. If a new Annuitant is not named within one hundred-twenty (120) days of the Annuitant's death, the Contract Value, less any withdrawal charges, will be paid to the Contract Owner in a lump-sum.

Death Proceeds will be paid to the Beneficiary or Contract Owner, as appropriate, in a single sum or under one (1) of the Annuity Options, as directed by the Contract Owner or as elected by the Beneficiary. If the Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

PAYMENTS FROM THE VARIABLE ACCOUNT

Payment of an amount from the Variable Account resulting from a surrender, withdrawal, transfer from an Owner's Contract Value allocated to the Variable Account, or payment of the Death Proceeds, normally will be made within seven
(7) days from the date a proper request is received at AUL's Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings; (b) during which trading on the New York Stock Exchange is restricted, as determined by the SEC; (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account; or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Account, see "The Fixed Account."

                             CHARGES AND DEDUCTIONS

PREMIUM TAX CHARGE

Various states impose a tax on Premiums received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the insurance tax laws, and AUL's status in a particular state. AUL may assess a premium tax charge to reimburse itself for premium taxes that it incurs. This charge will be deducted as premium taxes are incurred by AUL, which is usually when an annuity is effected. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change.

WITHDRAWAL CHARGE

No deduction for sales charges is made from Premiums for a Contract. However, if a cash withdrawal is made or the Contract is surrendered by the Owner, then depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge), may be assessed by AUL on the amount withdrawn if the Contract has not been in existence for a certain period of time. An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to an otherwise applicable withdrawal charge. The Free Withdrawal Amount is 12 percent of the Contract Value at the most recent contract anniversary. Any transfer of Contract Value from the Fixed Account to the Variable Account will reduce the Free Withdrawal Amount by the amount transferred. The chart below illustrates the amount of the withdrawal charge that applies to both variations of Contracts based on the number of years that the Contract has been in existence.

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Contract, exceed 8.5 percent of the total Premiums paid on a Flexible Premium Contract or 8 percent of the total Premiums paid on a One (1) Year Flexible Premium Contract. In addition, no withdrawal charge will be imposed upon payment of Death Proceeds under the Contract.

A withdrawal charge may be assessed upon annuitization of a Contract. For a Flexible Premium Contract, no withdrawal charge will apply if the Contract is in its fifth Contract Year or later and a life annuity or survivorship annuity option is selected. For a One (1) Year Flexible Premium Contract, no withdrawal charge will apply if a life annuity or survivorship option is selected and if the Contract is in its fourth (4th) Contract Year or later and the fixed income option for a period of ten (10) or more years is chosen. Otherwise, the withdrawal charge will apply.

The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase or decrease the withdrawal charge for any Contracts established on or after the effective date of the change, but the withdrawal charge will not exceed 8.5 percent of the total Premiums paid on a Flexible Premium Contract or 8 percent of the total Premiums paid on a One (1) Year Flexible Premium Contract.

                                 CHARGE ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT
                            ------------------------------------------------------------------
Contract Year                1       2       3       4       5       6       7       8       9       10     11 or more
Flexible Premium
  Contracts                 10%     9%      8%      7%      6%      5%      4%      3%      2%       1%         0%
One Year Flexible
  Premium Contracts          7%     6%      5%      4%      3%      2%      1%      0%      0%       0%         0%

MORTALITY AND EXPENSE RISK CHARGE

AUL deducts a daily charge from the Variable Account prior to the calculation of the unit value. (Please see the Expense Table for the charge). This amount is intended to compensate AUL for certain mortality and expense risks AUL assumes in offering and administering the Contracts and in operating the Variable Account.

The expense risk is the risk that AUL's actual expenses in issuing and administering the Contracts and operating the Variable Account will be more than the charges assessed for such expenses. The mortality risk borne by AUL is the risk that the Annuitants, as a group, will live longer than AUL's actuarial tables predict. AUL may ultimately realize a profit from this charge to the extent it is not needed to address mortality and administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge.

ANNUAL CONTRACT FEE

AUL deducts an Annual Contract fee from each Owner's Contract Value equal to the lesser of 2.0 percent of the Contract Value or $30 per year. The fee is assessed every year on a Contract if the Contract is in effect on the Contract Anniversary, and is assessed only during the Accumulation Period. The Annual Contract fee is waived on each Contract Anniversary when the Contract Value, at the time the charge would otherwise have been imposed, exceeds $50,000. When a Contract Owner annuitizes or surrenders on any day other than a Contract Anniversary, a pro rata portion of the charge for that portion of the year will not be assessed. The charge is deducted proportionately from the Contract Value allocated among the Investment Accounts and the Fixed Account. The purpose of this fee is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account. AUL does not expect to profit from this fee.

OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed.

VARIATIONS IN CHARGES

AUL may reduce or waive the amount of the withdrawal charge and administrative charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. For example, the withdrawal and/or administrative charge may be reduced in connection with acquisition of the Contract in exchange for another annuity contract issued by AUL. AUL may also reduce or waive the withdrawal charge and administrative charge on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

GUARANTEE OF CERTAIN CHARGES

AUL guarantees that the mortality and expense risk charge shall not increase. AUL may increase the Annual Contract fee, but only to the extent necessary to recover the expenses associated with administration of the Contracts and operations of the Variable Account.

EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Fund. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are not fixed or specified under the terms of the Contract and are described in the Funds' Prospectuses.

                                 ANNUITY PERIOD

GENERAL

On the Annuity Date, the adjusted value of the Owner's Contract Value may be applied to provide an annuity under one (1) of the options described in "Annuity Options." The adjusted value will be equal to the value of the Owner's Contract Value as of the Annuity Date, reduced by any applicable Premium or similar taxes, and any applicable withdrawal charge. For a Flexible Premium Contract, no withdrawal charge will apply if the Contract is in its fifth(5th) Contract Year or later and a life annuity or survivorship annuity option is selected. For a One (1) Year Flexible Premium Contract, no withdrawal charge will apply if a life annuity or survivorship annuity option is selected and if the Contract is in its fourth(4th) Contract Year or later and the fixed income option for a period of ten (10) or more years is chosen. Otherwise, the withdrawal charge will apply.

The Contracts provide for three (3) Annuity Options, any one (1) of which may be elected, except as otherwise noted. A lump-sum distribution may also be elected. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed and the annuity payments are based upon annuity rates that vary with the Annuity Option selected and the age of the Annuitant (as adjusted), except that in the case of Option 1, age is not a consideration. The annuity rates are based upon an assumed interest rate of 3 percent, compounded annually. Generally, if no Annuity Option has been selected for a Contract Owner, annuity payments will be made to the Annuitant under Option 2. For Contracts used in connection with certain Employee Benefit Plans and employer sponsored 403(b) programs, annuity payments to Contract Owners who are married will be made under Option 3, with the Contract Owner's spouse as contingent Annuitant, unless the Contract Owner otherwise elects and obtains his or her spouse's consent. Annuity payments will begin as of the Annuity Date. Once annuity payments have commenced, a Contract Owner cannot surrender his or her annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $100 each, AUL has the right to make either a lump-sum settlement or to make larger payments on a less frequent basis. AUL also reserves the right to change the minimum payment amount.

A Contract Owner may designate an Annuity Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at its Corporate Office prior to the Annuity Date. AUL may also require additional information before annuity payments commence. If the Contract Owner is an individual, the Annuitant may be changed at any time prior to the Annuity Date. The Annuitant must also be an individual and must be the Contract Owner, or someone chosen from among the Contract Owner's spouse, parents, brothers, sisters, and children. Any other choice requires AUL's consent. If the Contract Owner is not an individual, a change in the Annuitant will not be permitted without AUL's consent. The Beneficiary, if any, may be changed at any time and the Annuity Date and Annuity Option may also be changed at any time prior to the Annuity Date. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the Qualified Plan for pertinent limitations regarding annuity dates and options. To help ensure timely receipt of the first annuity payment, a transfer of a Contract Owner's Contract Value in the Variable Account should be made to the Fixed Account at least two (2) weeks prior to the Annuity Date.

ANNUITY OPTIONS

OPTION 1 - INCOME FOR A FIXED PERIOD

An annuity payable monthly for a fixed period (not more than twenty (20) years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, annuity payments will be continued during the remainder of said period to the Beneficiary.

OPTION 2 - LIFE ANNUITY

An annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant. A minimum number of payments can be guaranteed such as one hundred-twenty (120) or the number of payments required to refund the proceeds applied.

OPTION 3 - SURVIVORSHIP ANNUITY

An annuity payable monthly during the lifetime of the Annuitant and, after the death of the Annuitant, an amount equal to 50 percent, or 100 percent (as specified in the election) of such annuity, will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives.

An election of this option is automatically cancelled if either the Contract Owner or the contingent Annuitant dies before the Annuity Date.

SELECTION OF AN OPTION

Contract Owners should carefully review the Annuity Options with their financial or tax advisors. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the applicable Qualified Plan for pertinent limitations respecting the form of annuity payments, the commencement of distributions, and other matters. For instance, annuity payments under a Qualified Plan generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70 1/2 and is no longer employed. For Option 1, the period elected for receipt of annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant, the 100 percent election specified above may not be available.

                                THE FIXED ACCOUNT

Contributions or transfers to the Fixed Account become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see the Contract itself.

INTEREST

A Contract Owner's Fixed Account Value earns interest at fixed rates that are paid by AUL. The Account Value in the Fixed Account earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate of 3 percent ("Guaranteed Rate"). AUL will determine a Current Rate from time to time, and any Current Rate that exceeds the Guaranteed Rate will be in effect for a period of at least one (1) year. If AUL determines a Current Rate in excess of the Guaranteed Rate, Premiums allocated or transfers to the Fixed Account under a Contract during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one (1) year.

Amounts contributed or transferred to the Fixed Account earn interest at the Current Rate then in effect. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other Current Rate determined by AUL. Therefore, at any given time, various portions of a Contract Owner's Fixed Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the Fixed Account. AUL bears the investment risk for Contract Owner's Fixed Account Values and for paying interest at the Current Rate on amounts allocated to the Fixed Account.

WITHDRAWALS

A Contract Owner may make a surrender or a withdrawal from his or her Fixed Account Value subject to the provisions of the Contract. A surrender of a Contract Owner's Fixed Account Value will result in a withdrawal payment equal to the value of the Contract Owner's Fixed Account Value as of the day the

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surrender is effected, minus any applicable withdrawal charge. A withdrawal may be requested for a specified percentage or dollar amount of the Contract Owner's Fixed Account Value. For a further discussion of surrenders and withdrawals as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Cash Withdrawals."

TRANSFERS

A Contract Owner's Fixed Account Value may be transferred from the Fixed Account to the Variable Account subject to certain limitations. The minimum amount that may be transferred from the Fixed Account is $500 or, if the Fixed Account Value is less than $500, the Contract Owner's remaining Fixed Account Value. If the amount remaining in the Fixed Account after a transfer would be less than $500, the remaining amount will be transferred with the amount that has been requested. The maximum amount that may be transferred in any one (1) Contract Year is the lesser of 20 percent of a Contract Owner's Fixed Account Value as of the last Contract Anniversary preceding the request, or the Contract Owner's entire Fixed Account Value if it would be less than $500 after the transfer. Transfers and withdrawals of a Contract Owner's Fixed Account Value will be effected on a last-in first-out basis. For a discussion of transfers as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Transfers of Account Value."

CONTRACT CHARGES

The withdrawal charge will be the same for amounts surrendered or withdrawn from a Contract Owner's Fixed Account Value as for amounts surrendered or withdrawn from a Contract Owner's Variable Account Value. In addition, the annual fee will be the same whether or not an Owner's Contract Value is allocated to the Variable Account or the Fixed Account. The charge for mortality and expense risks will not be assessed against the Fixed Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Contract Owners to the extent the Contract Value is allocated to the Fixed Account; however, such Contract Owners will not participate in the investment experience of the Variable Account. See "Charges and Deductions."

PAYMENTS FROM THE FIXED ACCOUNT

Surrenders, withdrawals, and transfers from the Fixed Account and payment of Death Proceeds based upon a Contract Owner's Fixed Account Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at its Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Contract Owner's Fixed Account Value.

                            MORE ABOUT THE CONTRACTS

DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation contained in an application for the Contracts will remain in effect until changed. The interests of a Beneficiary who dies before the Contract Owner will pass to any surviving Beneficiary, unless the Contract Owner specifies otherwise. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Contract Owner prior to the Annuity Date, the Contract Owner's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Date, upon the death of the Annuitant, the Owner is the Beneficiary. If the Contract Owner is not an individual, the Contract Owner will be the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Contract Owner is living by filing with AUL a written beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at its Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

For Contracts issued in connection with Qualified Plans, reference should be made to the terms of the particular Qualified Plan, if any, and any applicable law for any restrictions on the beneficiary designation. For instance, under an Employee Benefit Plan, the Beneficiary (or contingent Annuitant) must be the Contract Owner's spouse if the Contract Owner is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

ASSIGNABILITY

A Contract Owner may assign a Contract, but the rights of the Contract Owner and any Beneficiary will be secondary to the interests of the assignee. AUL assumes no responsibility for the validity of an assignment. Any assignment will not be binding upon AUL until received in writing at its Corporate Office. An assignment may be a taxable event, so Contract Owners should consult a tax advisor as to the tax consequences resulting from such an assignment.

However, under certain Qualified Plans, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.

PROOF OF AGE AND SURVIVAL

AUL may require proof of age, sex, or survival of any person on whose life annuity payments depend.

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

MISSTATEMENTS

If the age or sex of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Contract would have provided for the correct age and sex.

ACCEPTANCE OF NEW PREMIUMS

AUL reserves the right to refuse to accept new Premiums for a Contract at any time.

                               FEDERAL TAX MATTERS

INTRODUCTION

The Contracts described in this Prospectus are designed for use in connection with non-tax qualified retirement plans for individuals and for use by individuals in connection with retirement plans under the provisions of Sections 401, 403(b), 457, 408 or 408A of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on values under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee, may depend upon the type of Qualified Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Future legislation may affect annuity contracts adversely. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the terms of the Qualified Plan and the particular circumstances of the individual involved, any person contemplating the purchase of a Contract, or receiving annuity payments under a Contract, should consult a qualified tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. CONSULT THE OWNER'S TAX ADVISOR.

DIVERSIFICATION STANDARDS

Treasury Department regulations under Section 817(h) of the Code prescribe asset diversification requirements which are expected to be met by the investment companies whose shares are sold to the Investment Accounts. Failure to meet these requirements would jeopardize the tax status of the Contracts. See the Statement of Additional Information for additional details.

In connection with the issuance of the regulations governing diversification under Section 817(h) of the Code, the Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the contract owner, rather than the AUL, to be treated as the owner of the assets held by the separate account.

If the variable contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in a contract owner's gross income. It is not clear, at present, what these regulations or rulings may provide. It is possible that when the regulations or rulings are issued, the Contracts may need to be modified in order to remain in compliance. AUL intends to make reasonable efforts to comply with any such regulations or rulings so that the Contracts will be treated as annuity contracts for federal income tax purposes and reserves the right to make such changes as it deems appropriate for that purpose.

TAXATION OF ANNUITIES IN GENERAL - NON-QUALIFIED PLANS

Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards".

  1. SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY DATE

Code Section 72 provides that amounts received upon a surrender or withdrawal from a contract prior to the annuity date generally will be treated as gross income to the extent that the cash value of the Contract (determined without regard to any surrender charge in the case of a withdrawal or surrender) exceeds the "investment in the contract." In general, the "investment in the contract" is that portion, if any, of Premiums paid under a contract less any distributions received previously under the contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract. Similarly, loans under a contract generally are treated as distributions under the contract.

  2. SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY DATE

Upon receipt of a lump-sum payment, the recipient is taxed if the Cash Value of the contract exceeds the investment in the contract.

  3. AMOUNTS RECEIVED AS AN ANNUITY

For amounts received as an Annuity, the taxable portion of each payment is determined by using a formula known as

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

the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. That remaining portion of each payment is taxed at ordinary income rates. Once the excludible portion of annuity payments to date equals the investment in the contract, the balance of the annuity payments will be fully taxable.

Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies AUL of that election. Special rules apply to withholding on distributions from Employee Benefit Plans and 403(b) arrangements.

  4. PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS

With respect to amounts withdrawn or distributed before the recipient reaches age 59 1/2, a penalty tax is imposed equal to 10 percent of the portion of such amount which is includible in gross income. However, the penalty tax is not applicable to withdrawals: (1) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (2) attributable to the recipient's becoming totally disabled within the meaning of Code Section 72(m)(7); or (3) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the recipient, or the joint lives (or joint life expectancies) of the recipient and his beneficiary. The 10 percent penalty also does not apply in certain other circumstances described in Code Section 72.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first
(1st) year in which the modification occurs will be increased by an amount (determined in accordance with IRS regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five
(5) years from the date of the first payment and after the recipient attains age 59 1/2, or (b) before the recipient reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS

  1. DISTRIBUTION-AT-DEATH RULES

In order to be treated as an annuity contract, a contract must provide the following two (2) distribution rules: (a) if the owner dies on or after the Annuity Commencement Date, and before the entire interest in the contract has been distributed, the remaining interest must be distributed at least as quickly as the method in effect on the owner's death; and (b) if the owner dies before the Annuity Date, the entire interest in the contract must generally be distributed within five (5) years after the date of death, or, if payable to a designated beneficiary, must be distributed over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one (1) year after the date of death of the owner. If the designated beneficiary is the spouse of the owner, the contract may be continued in the name of the spouse as owner.

For purposes of determining the timing of distributions under the foregoing rules, where the owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining how generally distributions must commence, unless the sole surviving owner is the deceased owner's spouse. The endorsement that allows for joint ownership applies to spouses only.

  2. GIFT OF ANNUITY CONTRACTS

Generally, gifts of contracts (not purchased in connection with a Qualified
Plan) before the Annuity Commencement Date will trigger income tax on the gain on the contract, with the donee getting a stepped-up basis for the amount included in the donor's income. This provision does not apply to certain transfers incident to a divorce. The 10 percent penalty tax on pre-age 59 1/2 withdrawals and distributions and gift tax also may be applicable.

  3. CONTRACTS OWNED BY NON-NATURAL PERSONS

If the contract is held by a non-natural person (for example, a corporation in connection with its non-tax qualified deferred compensation plan) the income on that contract (generally the Account Value less the Premium payments) is includible in taxable income each year. Other taxes (such as the alternative minimum tax and the environmental tax imposed under Code Section 59A) may also apply. The rule does not apply where the contract is acquired by the estate of a decedent, where the contract is held by certain types of retirement plans, where the contract is a qualified funding asset for structured settlements, where the contract is purchased on behalf of an employee upon termination of an Employee Benefit Plan, and in the case of immediate annuity. Code Section 457 (deferred compensation) plans for employees of state and local governments and tax-exempt organizations are not within the purview of the exceptions. However, the income of state and local governments and tax-exempt organizations generally is exempt from federal income tax.

  4. MULTIPLE CONTRACT RULE

For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer to the same contract owner during any calendar year must be aggregated and treated as one (1) contract. Thus, any amount received under any such contract prior to the contract's Annuity Commencement Date, such as a withdrawal, dividend, or loan, will be taxable (and possibly subject to the 10 percent penalty tax) to the extent of the combined income in all such contracts. In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this new rule.

QUALIFIED PLANS

The Contract may be used with certain types of Qualified Plans as described under "The Contracts." The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Contract Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans will be subject to the terms and conditions of the plans themselves and may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, AUL may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Code or the Employee Retirement Income Securities Act of 1974 ("ERISA"). Consequently, a Contract Owner's Beneficiary designation or elected payment option may not be enforceable.

The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

  1. INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408 permits an eligible individual to contribute to an individual retirement program through the purchase of Individual Retirement Annuities ("IRAs"). The Contract may be purchased as an IRA. IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to an IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for an IRA may not exceed a certain limit. Any refund of Premium must be applied to payment of future Premiums or the purchase of additional benefits. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA.

  2. ROTH IRA

Effective January 1, 1998, a Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. Roth IRA allows an individual to contribute nondeductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed a certain limit, reduced by any contribution to that individual's IRA. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.

  3. CORPORATE PENSION AND PROFIT SHARING PLANS

Code Section 401(a) permits corporate employers to establish various types of retirement plans for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees eligible to participate in such plans. Such retirement plans may permit the purchase of Contracts to provide benefits there under.

In order for a retirement plan to be "qualified" under Code Section 401, it must: (1) meet certain minimum standards with respect to participation, coverage and vesting; (2) not discriminate in favor of "highly compensated" employees;
(3) provide contributions or benefits that do not exceed certain limitations;
(4) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan; (5) provide for distributions that comply with certain minimum distribution requirements; (6) provide for certain spousal survivor benefits; and (7) comply with numerous other qualification requirements.

A retirement plan qualified under Code Section 401 may be funded by employer contributions, employee contributions or a combination of both. Plan participants are not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.

  4. TAX-DEFERRED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may pay Premiums under the Contracts for the benefit of their employees. Such Premiums are not includable in the gross income of the employee until the employee receives distributions from the Contract. The amount of Premiums to the tax-deferred annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

On July 26, 2007, the IRS issued final regulations for tax-sheltered annuity arrangements under section 403(b). Given that these are the first significant updates of the original regulations issued by the IRS in 1964, they provide for significant changes in the way 403(b) plans must be maintained and administered. The final regulations are generally effective for plan years beginning on or after January 1, 2009. The intended effect of these regulations is to make the rules governing 403(b) similar to the rules governing other arrangements that include salary reduction contributions, such as 401(k) plans and 457(b) plans.

Items of particular interest or significance covered by these new regulations are 1) by January 1, 2009, all 403(b) arrangements must have a written plan, 2) as of September 24, 2007, transfers previously permitted, pursuant to Revenue Ruling 90-24 are no longer allowed, 3) nontaxable transfers of assets is permitted provided that the transfer is a change of investment among approved vendors within the same plan, to a plan of another employer, or if there is an information-sharing agreement in place with the successor vendor, 4) plans may include language that permits plan termination and distribution of benefits, 5) employers must ensure that loans and hardship distributions are made in accordance with the applicable plan and IRS rules, 6) employers must have a services agreement in place with each approved vendor, 7) employers must have a process to ensure contributions are made in compliance with the applicable limits, and 8) contributions must be transferred to an approved vendor within a reasonable time, but in no event later than fifteen (15) days after the end of the month.

  5. DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. Distributions received by an employee from a 457 Plan will be taxed as ordinary income.

QUALIFIED PLAN FEDERAL TAXATION SUMMARY

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten (10) or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Nonperiodic distributions (e.g., lump-sums and annuities or installment payments of less than 10 years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20 percent income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible Qualified Plan or IRA. Non periodic distributions from an IRA are subject to income tax withholding at a flat 10 percent rate. The recipient of such a distribution may elect not to have withholding apply.

403(b) PROGRAMS - CONSTRAINTS ON WITHDRAWALS

Section 403(b) of the Internal Revenue Code permits public school employees and employees of organizations specified in Section 501(c)(3) of the Internal Revenue Code, such as certain types of charitable, educational, and scientific organizations, to purchase annuity contracts, and subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of
Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, or paying certain tuition expenses.

An Owner of a Contract purchased as a tax-deferred Section 403(b) annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Contract Value attributable to Premiums paid under a salary reduction agreement or any income or gains credited to such Contract Owner under the Contract unless one (1) of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Contract Owner's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts meets certain conditions. An Owner's Contract may be able to be transferred to certain other investment or funding alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

401 OR 403(b) PROGRAMS - LOAN PRIVILEGES

Generally, to the extent loans are permitted under the Contract, loans are non-taxable. However, loans under a 401 or 403(b) contract are taxable in the event that the loan is in default. Please consult your the Owner's tax advisor for more details.

                                OTHER INFORMATION

VOTING OF SHARES OF THE FUNDS

AUL is the legal owner of the shares of the Portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Contract Owner. AUL or the pertinent Fund shall send to each Contract Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Fund's shares.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Contract on a particular date by the net asset value per share of that Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers it shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Funds should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all of the Funds should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Contract Owners or as permitted by Federal law.

Where required under applicable law, AUL will not substitute any shares attributable to a Contract Owner's interest in an Investment Account or the Variable Account without notice, Contract Owner approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Contract Owners on a basis to be determined by AUL. AUL may also eliminate or combine one (1) or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another separate account or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. AUL reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law, an Investment Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one (1) or more Investment Accounts and may establish a committee, board, or other group to manage one (1) or more aspects of the operation of the Variable Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

AUL reserves the right, without the consent of Contract Owners, to make any change to the provisions of the Contracts to comply with, or to give Contract Owners the benefit of, any Federal or state statute, rule, or regulation, including, but not limited to, requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations there under or any state statute or regulation.

RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new Premiums under a Contract and to refuse to accept any application for a Contract.

PERIODIC REPORTS

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract. AUL will also send statements reflecting transactions in a Contract Owner's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

LEGAL MATTERS

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by Thomas M. Zurek, General Counsel of AUL.

Legal matters relating to the Federal securities and Federal income tax laws have been passed upon by Dechert LLP, Washington, D.C.

FINANCIAL STATEMENTS

Financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2007, are included in the Statement of Additional Information.

                       STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:

Description                                                                                     Page
-----------                                                                                     ----
GENERAL INFORMATION AND HISTORY .................................................................  3
DISTRIBUTION OF CONTRACTS .......................................................................  3
CUSTODY OF ASSETS ...............................................................................  3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT ......................................................  3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PLANS ..................................  3
  403(b) Programs ...............................................................................  4
  408 and 408A Programs .........................................................................  4
  Employee Benefit Plans ........................................................................  5
  Tax Penalty for All Annuity Contracts .........................................................  5
  Withholding for Employee Benefit Plans and Tax-Deferred Annuities .............................  5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................................................  6
FINANCIAL STATEMENTS ............................................................................  6

A Statement of Additional Information may be obtained without charge by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus. A postage pre-paid envelope is included for this purpose.

--------------------------------------------------------------------------------

No dealer, salesman or any other person is authorized by the AUL American Individual Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Individual Unit Trust, AUL and its variable annuities, please reference the Registration Statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.

The products described herein are not insured by the Federal Deposit Insurance Corporation ("FDIC"); are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

--------------------------------------------------------------------------------

                       AUL AMERICAN INDIVIDUAL UNIT TRUST

                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                     SOLD BY

                                 AMERICAN UNITED

                              INSURANCE COMPANY(R)

                               ONE AMERICAN SQUARE

                           INDIANAPOLIS, INDIANA 46282

                                   PROSPECTUS

                               Dated: May 1, 2008

--------------------------------------------------------------------------------

                     STATEMENT OF ADDITIONAL INFORMATION FOR


                          AUL AMERICAN INDIVIDUAL UNIT TRUST


                          ONEAMERICA(R) FUNDS, INC.


                          DATED MAY 1, 2008


                          SPONSORED BY:

                          AMERICAN UNITED LIFE INSURANCE COMPANY(R)

                          A ONEAMERICA(R) FINANCIAL PARTNER

[LOGO OF ONEAMERICA]      P.O. BOX 7127

    ONEAMERICA(R)         INDIANAPOLIS, INDIANA 46206-7127

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2008


                       AUL AMERICAN INDIVIDUAL UNIT TRUST

                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                                   OFFERED BY


                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)

                               ONE AMERICAN SQUARE

                           INDIANAPOLIS, INDIANA 46282

                                 (317) 285-4045

                                  www.onamerica.com






This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Individual Unit Trust, dated May 1, 2008.


A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company(R) ("AUL") at the address listed above.

                                TABLE OF CONTENTS




Description                                                                Page


GENERAL INFORMATION AND HISTORY ..........................................   3
DISTRIBUTION OF CONTRACTS ................................................   3
CUSTODY OF ASSETS ........................................................   3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT ...............................   3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS ........   3
   403(b) Programs .......................................................   4
   408 and 408A Programs .................................................   4
   Employee Benefit Plans ................................................   5
   Tax Penalty for All Annuity Contracts .................................   5
   Withholding for Employee Benefit Plans and Tax-Deferred Annuities .....   5


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............................   6


FINANCIAL STATEMENTS .....................................................   6


                       GENERAL INFORMATION AND HISTORY


For a general description of AUL and the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.


                            DISTRIBUTION OF CONTRACTS


OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.


AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and members of the Financial Industry Regulation Authority, ("FINRA").



OneAmerica  Securities,   Inc.  serves  as  the  Principal  Underwriter  without
compensation from the Variable Account.


                                CUSTODY OF ASSETS


The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.


                   TAX STATUS OF AUL AND THE VARIABLE ACCOUNT


The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.


Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated Investment Company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. Were such a Fund not to so qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).


Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.



        TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS


The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.


Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.


Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.


The amount of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.


Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.


403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner's salary reduction Premiums to $15,500 for 2008. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,500 for all years.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner's salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $46,000, or (b) 100 percent of the Contract Owner's annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits  described  above do not apply to amounts  "rolled over" from another
Section 403(b) Program. A Contract Owner who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another
Section 403(b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner's beneficiary or (2) over a specified period of ten
(10) years or more.

Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account ("IRA") and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under
Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $5,000 or the Contract Owner's annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $5,000 limit for 2008; The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner's compensation, or (b) $46,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under
Section 457(b) of the Internal Revenue Code to the lesser of (a) $15,500, or (b) 100 percent of the Contract Owner's includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The limit is reduced by the amount of any salary reduction contribution the Contract Owner makes to a 403(b) Program, a 408 Program, r an Employee Benefit Program. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income. Special ten (10) year averaging and a capital-gains election may be available to a Contract Owner who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $46,000, or (b) 100 percent of a Participant's annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits.

Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.





Tax Penalty for All Annuity Contracts

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

   (a) the Contract Owner has attained age 59 1/2;
   (b) the Contract Owner has died; or
   (c) the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.


Withholding For Employee Benefit Plans and Tax-Free Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The combined balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2007 and 2006 and the related combined statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended December 31, 2007, December 31, 2006 and December 31, 2005, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS


FINANCIAL STATEMENTS OF THE REGISTRANT


The financial statements of the AUL American Individual Unit Trust as of December 31, 2007 are included in this Statement of Additional Information.


A MESSAGE FROM
THE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF
AMERICAN UNITED LIFE INSURANCE COMPANY(R)

TO PARTICIPANTS IN AUL AMERICAN INDIVIDUAL UNIT TRUST

The year 2007 can be described as a year of disappointments, surprises and increased volatility. The topic of every conversation seemed to focus on the subprime mortgage meltdown. As the year progressed, it also became apparent that the deteriorating credit situation was having a negative impact on consumer spending. This, in turn, has threatened to drag the U.S. economy into a recession.

The first half of 2007 provided attractive stock market gains with the Dow Jones Industrial Average (DJIA) breaking above two price level milestones - 13000 and 14000. But worries about the housing crisis and the potential for a U.S. recession caused increased pressure on stock prices in the second half of the year. Although the broad market indices ended the year in positive territory, the DJIA experienced its first formal correction since 2003 by declining 10 percent from its October peak.

By late summer, the world of fixed income finance had also changed materially. Words like "subprime", "collateralized" and "structured securities" were being uttered on trading desks and in boardrooms across America. Rumors abounded, enormous write-downs were taken, and CEOs "resigned." As a result of this increased risk aversion, Treasury securities provided superior returns within the bond market and also outperformed the S&P 500.

During 2008, we can expect a continuation of the heightened volatility that became commonplace in 2007. The Federal Reserve intervened by lowering the federal funds rate 225 basis points since last August. Congress has also crafted an economic stimulus package targeted primarily to individuals and corporations. Unfortunately, it is too early to determine the effectiveness of these efforts. As a result, we believe the investment environment will remain challenging in the current year.

In closing, American United Life Insurance Company(R) remains committed to serving your investment needs. We appreciate your continued confidence and support.

                                Dayton H. Molendorp, CLU
                                Chairman, President & Chief Executive Officer of American United Life Insurance Company(R)
Indianapolis, Indiana
February 28, 2008

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Contract Owners of
AUL American Individual Unit Trust and Board of Directors of
American United Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Individual Unit Trust (the "Trust") at December 31,2007, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the applicable periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31,2007 by correspondence with the mutual funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCooper LLP

Indianapolis, Indiana
April 25, 2008

                       AUL American Individual Unit Trust
                                OneAmerica Funds
                                      Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $   14,118,045    $   13,066,799           568,840
Receivables: investments sold                    -      ==============    ==============
Payables: investments redeemed                (7,423)
                                      --------------
Net assets                            $   14,110,622
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                          14,110,622           683,115    $        20.66

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $      221,257
   Mortality & expense charges                                           204,435
                                                                  --------------
   Net investment income (loss)                                           16,822
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                            1,241,804
   Realized gain distributions                                           884,698
   Net change in unrealized appreciation (depreciation)               (1,669,673)
                                                                  --------------
   Net gain (loss)                                                       456,829
                                                                  --------------
Increase (decrease) in net assets from operations                 $      473,651
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     16,822    $     24,275
   Net realized gain (loss)                            1,241,804         706,163
   Realized gain distributions                           884,698       1,041,437
   Net change in unrealized appreciation
      (depreciation)                                  (1,669,673)         48,397
                                                    ------------    ------------
Increase (decrease) in net assets from operations        473,651       1,820,272
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,390,797       1,741,503
   Cost of units redeemed                             (4,147,210)     (3,221,162)
   Account charges                                       (10,371)        (10,825)
                                                    ------------    ------------
   Increase (decrease)                                (2,766,784)     (1,490,484)
                                                    ------------    ------------
Net increase (decrease)                               (2,293,133)        329,788
Net assets, beginning                                 16,403,755      16,073,967
                                                    ------------    ------------
Net assets, ending                                  $ 14,110,622    $ 16,403,755
                                                    ============    ============
Units sold                                                66,834          92,120
Units redeemed                                          (196,005)       (172,356)
                                                    ------------    ------------
Net increase (decrease)                                 (129,171)        (80,236)
Units outstanding, beginning                             812,286         892,522
                                                    ------------    ------------
Units outstanding, ending                                683,115         812,286
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 37,031,612
Cost of units redeemed/account charges                               (34,547,423)
Net investment income (loss)                                           3,894,166
Net realized gain (loss)                                               2,860,155
Realized gain distributions                                            3,820,866
Net change in unrealized appreciation (depreciation)                   1,051,246
                                                                    ------------
                                                                    $ 14,110,622
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $  20.66          $   683       $  14,111             1.25%               2.3%
12/31/06              20.20              812          16,404             1.25%              12.1%
12/31/05              18.01              893          16,074             1.25%               8.5%
12/31/04              16.60              904          15,011             1.25%              13.5%
12/31/03              14.62              921          13,465             1.25%              34.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        1.5%
12/31/06        1.4%
12/31/05        1.1%
12/31/04        0.8%
12/31/03        1.0%

                       AUL American Individual Unit Trust
                                OneAmerica Funds
                                  Money Market

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    3,260,476    $    3,260,476         3,261,643
Receivables: investments sold                  1,589    ==============    ==============
Payables: investments redeemed                  (528)
                                      --------------
Net assets                            $    3,261,537
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                           3,261,537         2,367,854    $         1.38

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $      132,434
   Mortality & expense charges                                            35,610
                                                                  --------------
   Net investment income (loss)                                           96,824
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $       96,824
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     96,824    $     83,182
   Net realized gain (loss)                                  -               -
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                         -               -
                                                    ------------    ------------
Increase (decrease) in net assets from operations         96,824          83,182
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            6,606,631       7,302,579
   Cost of units redeemed                             (5,527,976)     (7,999,889)
   Account charges                                        (1,420)         (1,490)
                                                    ------------    ------------
   Increase (decrease)                                 1,077,235        (698,800)
                                                    ------------    ------------
Net increase (decrease)                                1,174,059        (615,618)
Net assets, beginning                                  2,087,478       2,703,096
                                                    ------------    ------------
Net assets, ending                                  $  3,261,537    $  2,087,478
                                                    ============    ============
Units sold                                             4,881,725       5,617,182
Units redeemed                                        (4,082,190)     (6,146,870)
                                                    ------------    ------------
Net increase (decrease)                                  799,535        (529,688)
Units outstanding, beginning                           1,568,319       2,098,007
                                                    ------------    ------------
Units outstanding, ending                              2,367,854       1,568,319
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 170,307,557
Cost of units redeemed/account charges                              (168,467,023)
Net investment income (loss)                                           1,421,003
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $   3,261,537
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.38         $  2,368        $  3,262             1.25%               3.6%
12/31/06               1.33            1,569           2,087             1.25%               3.1%
12/31/05               1.29            2,095           2,703             1.25%               1.6%
12/31/04               1.27            2,876           3,653             1.25%               0.0%
12/31/03               1.27            3,402           4,321             1.25%              -0.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        5.0%
12/31/06        4.8%
12/31/05        2.7%
12/31/04        0.9%
12/31/03        0.6%

                       AUL American Individual Unit Trust
                                OneAmerica Funds
                              Investment Grade Bond

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    2,993,506    $    3,058,631           275,039
Receivables: investments sold                    284    ==============    ==============
Payables: investments redeemed                   -
                                      --------------
Net assets                            $    2,993,790
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                           2,993,790           315,884    $         9.48

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $      140,791
   Mortality & expense charges                                            41,675
                                                                  --------------
   Net investment income (loss)                                           99,116
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (7,231)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                   67,518
                                                                  --------------
   Net gain (loss)                                                        60,287
                                                                  --------------
Increase (decrease) in net assets from operations                 $      159,403
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     99,116    $    138,283
   Net realized gain (loss)                               (7,231)         (5,983)
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                      67,518         (42,247)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        159,403          90,053
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              254,494         238,163
   Cost of units redeemed                             (1,058,249)       (868,091)
   Account charges                                        (2,532)         (3,049)
                                                    ------------    ------------
   Increase (decrease)                                  (806,287)       (632,977)
                                                    ------------    ------------
Net increase (decrease)                                 (646,884)       (542,924)
Net assets, beginning                                  3,640,674       4,183,598
                                                    ------------    ------------
Net assets, ending                                  $  2,993,790    $  3,640,674
                                                    ============    ============
Units sold                                                28,794          28,345
Units redeemed                                          (116,509)       (100,281)
                                                    ------------    ------------
Net increase (decrease)                                  (87,715)        (71,936)
Units outstanding, beginning                             403,599         475,535
                                                    ------------    ------------
Units outstanding, ending                                315,884         403,599
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 34,251,165
Cost of units redeemed/account charges                               (33,320,490)
Net investment income (loss)                                           2,232,269
Net realized gain (loss)                                                (110,877)
Realized gain distributions                                                6,848
Net change in unrealized appreciation (depreciation)                     (65,125)
                                                                    ------------
                                                                    $  2,993,790
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   9.48          $   316        $  2,994             1.25%               5.1%
12/31/06               9.02              404           3,641             1.25%               2.5%
12/31/05               8.80              475           4,184             1.25%               0.9%
12/31/04               8.72              606           5,286             1.25%               2.8%
12/31/03               8.48              731           6,195             1.25%               3.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        4.2%
12/31/06        4.8%
12/31/05        3.6%
12/31/04        3.4%
12/31/03        4.0%

                       AUL American Individual Unit Trust
                                OneAmerica Funds
                                 Asset Director

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    9,982,168    $    9,007,038           537,212
Receivables: investments sold                    -      ==============    ==============
Payables: investments redeemed                (3,962)
                                      --------------
Net assets                            $    9,978,207
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                           9,978,206           607,506    $        16.42

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $      248,820
   Mortality & expense charges                                           140,940
                                                                  --------------
   Net investment income (loss)                                          107,880
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              931,050
   Realized gain distributions                                           306,280
   Net change in unrealized appreciation (depreciation)                 (878,480)
                                                                  --------------
   Net gain (loss)                                                       358,850
                                                                  --------------
Increase (decrease) in net assets from operations                 $      466,730
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    107,880    $    106,513
   Net realized gain (loss)                              931,050         676,382
   Realized gain distributions                           306,280         453,190
   Net change in unrealized appreciation
      (depreciation)                                    (878,480)       (206,142)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        466,730       1,029,943
                                                 ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              872,606         902,456
   Cost of units redeemed                             (2,898,932)     (3,262,097)
   Account charges                                        (7,546)         (8,493)
                                                    ------------    ------------
   Increase (decrease)                                (2,033,872)     (2,368,134)
                                                    ------------    ------------
Net increase (decrease)                               (1,567,142)     (1,338,191)
Net assets, beginning                                 11,545,349      12,883,540
                                                    ------------    ------------
Net assets, ending                                  $  9,978,207    $ 11,545,349
                                                    ============    ============
Units sold                                                55,746          61,728
Units redeemed                                          (177,699)       (220,696)
                                                    ------------    ------------
Net increase (decrease)                                 (121,953)       (158,968)
Units outstanding, beginning                             729,459         888,427
                                                    ------------    ------------
Units outstanding, ending                                607,506         729,459
                                                    ============    ============


--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 28,463,252
Cost of units redeemed/account charges                               (26,839,490)
Net investment income (loss)                                           3,518,236
Net realized gain (loss)                                               1,942,924
Realized gain distributions                                            1,918,154
Net change in unrealized appreciation (depreciation)                     975,130
                                                                    ------------
                                                                    $  9,978,206
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $  16.42          $   608       $   9,978             1.25%               3.8%
12/31/06              15.83              729          11,545             1.25%               9.2%
12/31/05              14.50              889          12,884             1.25%               6.3%
12/31/04              13.64              901          12,290             1.25%              10.2%
12/31/03              12.38              946          11,713             1.25%              25.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        2.3%
12/31/06        2.1%
12/31/05        1.8%
12/31/04        1.7%
12/31/03        1.9%

                       AUL American Individual Unit Trust
                                    Fidelity
                                 VIP High Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007
1

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    1,582,713    $    1,683,932           264,657
Receivables: investments sold                    -      ==============    ==============
Payables: investments redeemed                   (82)
                                      --------------
Net assets                            $    1,582,631
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                           1,582,631           192,302    $         8.23

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $      132,637
   Mortality & expense charges                                            23,283
                                                                  --------------
   Net investment income (loss)                                          109,354
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               61,370
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                 (138,356)
                                                                  --------------
   Net gain (loss)                                                       (76,986)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       32,368
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    109,354    $    130,176
   Net realized gain (loss)                               61,370          54,203
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                    (138,356)         20,422
                                                    ------------    ------------
Increase (decrease) in net assets from operations         32,368         204,801
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               25,374          93,246
   Cost of units redeemed                               (558,674)       (499,732)
   Account charges                                        (1,544)         (1,829)
                                                    ------------    ------------
   Increase (decrease)                                  (534,844)       (408,315)
                                                    ------------    ------------
Net increase (decrease)                                 (502,476)       (203,514)
Net assets, beginning                                  2,085,107       2,288,621
                                                    ------------    ------------
Net assets, ending                                  $  1,582,631    $  2,085,107
                                                    ============    ============
Units sold                                                 4,910          12,655
Units redeemed                                           (69,770)        (65,583)
                                                    ------------    ------------
Net increase (decrease)                                  (64,860)        (52,928)
Units outstanding, beginning                             257,162         310,090
                                                    ------------    ------------
Units outstanding, ending                                192,302         257,162
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 14,360,721
Cost of units redeemed/account charges                               (12,868,631)
Net investment income (loss)                                           3,100,670
Net realized gain (loss)                                              (2,908,910)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                    (101,219)
                                                                    ------------
                                                                    $  1,582,630
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   8.23          $   192        $  1,583             1.25%               1.5%
12/31/06               8.11              257           2,085             1.25%               9.9%
12/31/05               7.38              310           2,289             1.25%               1.4%
12/31/04               7.28              396           2,882             1.25%               8.3%
12/31/03               6.72              487           3,271             1.25%              25.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07         7.2%
12/31/06         7.2%
12/31/05        15.0%
12/31/04         9.1%
12/31/03         7.0%

                       AUL American Individual Unit Trust
                                    Fidelity
                                   VIP Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    9,595,597    $    8,279,662           212,582
Receivables: investments sold                    -      ==============    ==============
Payables: investments redeemed                (3,638)
                                      --------------
Net assets                            $    9,591,959
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                           9,591,959           604,539    $        15.87

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       80,801
   Mortality & expense charges                                           118,871
                                                                  --------------
   Net investment income (loss)                                          (38,070)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (684,274)
   Realized gain distributions                                             7,819
   Net change in unrealized appreciation (depreciation)                2,837,408
                                                                  --------------
   Net gain (loss)                                                     2,160,953
                                                                  --------------
Increase (decrease) in net assets from operations                 $    2,122,883
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    (38,070)   $    (87,819)
   Net realized gain (loss)                             (684,274)     (1,231,208)
   Realized gain distributions                             7,819             -
   Net change in unrealized appreciation
      (depreciation)                                   2,837,408       1,867,852
                                                    ------------    ------------
Increase (decrease) in net assets from operations      2,122,883         548,825
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              381,452         291,339
   Cost of units redeemed                             (2,543,389)     (2,635,260)
   Account charges                                       (10,623)        (12,953)
                                                    ------------    ------------
   Increase (decrease)                                (2,172,560)     (2,356,874)
                                                    ------------    ------------
Net increase (decrease)                                  (49,677)     (1,808,049)
Net assets, beginning                                  9,641,636      11,449,685
                                                    ------------    ------------
Net assets, ending                                  $  9,591,959    $  9,641,636
                                                    ============    ============
Units sold                                                33,834          24,930
Units redeemed                                          (191,189)       (217,801)
                                                    ------------    ------------
Net increase (decrease)                                 (157,355)       (192,871)
Units outstanding, beginning                             761,894         954,765
                                                    ------------    ------------
Units outstanding, ending                                604,539         761,894
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 42,312,292
Cost of units redeemed/account charges                               (39,784,931)
Net investment income (loss)                                           8,876,852
Net realized gain (loss)                                              (3,136,008)
Realized gain distributions                                                7,819
Net change in unrealized appreciation (depreciation)                   1,315,935
                                                                    ------------
                                                                    $  9,591,959
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $  15.87         $    605       $   9,592             1.25%              25.4%
12/31/06              12.65              762           9,642             1.25%               5.5%
12/31/05              11.99              955          11,450             1.25%               4.4%
12/31/04              11.48            1,291          14,815             1.25%               2.1%
12/31/03              11.24            1,542          17,328             1.25%              31.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        0.8%
12/31/06        0.4%
12/31/05        0.5%
12/31/04        0.3%
12/31/03        0.3%

                       AUL American Individual Unit Trust
                                    Fidelity
                                  VIP Overseas

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    3,245,594    $    2,465,990           128,169
Receivables: investments sold                      3    ==============    ==============
Payables: investments redeemed                  (306)
                                      --------------
Net assets                            $    3,245,291
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                           3,245,291           255,376    $        12.71

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $      104,459
   Mortality & expense charges                                            39,734
                                                                  --------------
   Net investment income (loss)                                           64,725
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              196,577
   Realized gain distributions                                           203,054
   Net change in unrealized appreciation (depreciation)                   (6,095)
                                                                  --------------
   Net gain (loss)                                                       393,536
                                                                  --------------
Increase (decrease) in net assets from operations                 $      458,261
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     64,725    $    (10,700)
   Net realized gain (loss)                              196,577         (35,341)
   Realized gain distributions                           203,054          16,005
   Net change in unrealized appreciation
      (depreciation)                                      (6,095)        447,215
                                                    ------------    ------------
Increase (decrease) in net assets from operations        458,261         417,179
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              548,405         697,924
   Cost of units redeemed                               (772,919)       (464,796)
   Account charges                                        (2,158)         (2,324)
                                                    ------------    ------------
   Increase (decrease)                                  (226,672)        230,804
                                                    ------------    ------------
Net increase (decrease)                                  231,589         647,983
Net assets, beginning                                  3,013,702       2,365,719
                                                    ------------    ------------
Net assets, ending                                  $  3,245,291    $  3,013,702
                                                    ============    ============
Units sold                                                47,743          70,213
Units redeemed                                           (67,106)        (46,977)
                                                    ------------    ------------
Net increase (decrease)                                  (19,363)         23,236
Units outstanding, beginning                             274,739         251,503
                                                    ------------    ------------
Units outstanding, ending                                255,376         274,739
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  8,175,385
Cost of units redeemed/account charges                                (6,423,619)
Net investment income (loss)                                             967,735
Net realized gain (loss)                                                (482,095)
Realized gain distributions                                              228,281
Net change in unrealized appreciation (depreciation)                     779,604
                                                                    ------------
                                                                    $  3,245,291
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $  12.71          $   255        $  3,245             1.25%              15.8%
12/31/06              10.97              275           3,014             1.25%              16.6%
12/31/05               9.41              251           2,366             1.25%              17.6%
12/31/04               8.00              226           1,808             1.25%              12.2%
12/31/03               7.13              240           1,709             1.25%              41.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        3.3%
12/31/06        0.9%
12/31/05        0.6%
12/31/04        1.1%
12/31/03        0.8%

                       AUL American Individual Unit Trust
                                    Fidelity
                                VIP Asset Manager

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    6,822,075    $    5,964,396           411,699
Receivables: investments sold                      2    ==============    ==============
Payables: investments redeemed                  (210)
                                      --------------
Net assets                            $    6,821,867
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                           6,821,867           589,267    $        11.58

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $      432,456
   Mortality & expense charges                                            89,932
                                                                  --------------
   Net investment income (loss)                                          342,524
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (36,022)
   Realized gain distributions                                           209,910
   Net change in unrealized appreciation (depreciation)                  432,614
                                                                  --------------
   Net gain (loss)                                                       606,502
                                                                  --------------
Increase (decrease) in net assets from operations                 $      949,026
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    342,524    $    147,058
   Net realized gain (loss)                              (36,022)       (402,456)
   Realized gain distributions                           209,910             -
   Net change in unrealized appreciation
      (depreciation)                                     432,614         724,599
                                                    ------------    ------------
Increase (decrease) in net assets from operations        949,026         469,201
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              164,323         231,068
   Cost of units redeemed                             (1,787,050)     (2,894,055)
   Account charges                                        (5,856)         (7,516)
                                                    ------------    ------------
   Increase (decrease)                                (1,628,583)     (2,670,503)
                                                    ------------    ------------
Net increase (decrease)                                 (679,557)     (2,201,302)
Net assets, beginning                                  7,501,424       9,702,726
                                                    ------------    ------------
Net assets, ending                                  $  6,821,867    $  7,501,424
                                                    ============    ============
Units sold                                                22,503          24,530
Units redeemed                                          (172,318)       (298,653)
                                                    ------------    ------------
Net increase (decrease)                                 (149,815)       (274,123)
Units outstanding, beginning                             739,082       1,013,205
                                                    ------------    ------------
Units outstanding, ending                                589,267         739,082
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 32,104,391
Cost of units redeemed/account charges                               (31,768,023)
Net investment income (loss)                                           8,205,246
Net realized gain (loss)                                              (2,791,346)
Realized gain distributions                                              213,920
Net change in unrealized appreciation (depreciation)                     857,679
                                                                    ------------
                                                                    $  6,821,867
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $  11.58         $    589       $   6,822             1.25%              14.1%
12/31/06              10.15              739           7,501             1.25%               5.9%
12/31/05               9.58            1,013           9,703             1.25%               2.8%
12/31/04               9.32            1,307          12,181             1.25%               4.1%
12/31/03               8.95            1,575          14,092             1.25%               0.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        6.0%
12/31/06        2.9%
12/31/05        2.9%
12/31/04        2.8%
12/31/03        3.7%

                       AUL American Individual Unit Trust
                                    Fidelity
                                  VIP Index 500

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $   17,313,843    $   14,917,661           107,657
                                                        ==============    ==============
Receivables: investments sold                344,481
Payables: investments redeemed                   -
                                      --------------
Net assets                            $   17,659,324
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                          17,659,324         1,061,978    $        16.63

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $      685,434
   Mortality & expense charges                                           241,225
                                                                  --------------
   Net investment income (loss)                                          444,209
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              405,583
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                   (9,299)
                                                                  --------------
   Net gain (loss)                                                       396,284
                                                                  --------------
Increase (decrease) in net assets from operations                 $      840,493
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    444,209    $    117,455
   Net realized gain (loss)                              405,583         163,738
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                      (9,299)      2,426,306
                                                    ------------    ------------
Increase (decrease) in net assets from operations        840,493       2,707,499
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              849,442       1,259,678
   Cost of units redeemed                             (4,202,740)     (5,501,291)
   Account charges                                       (18,746)        (21,849)
                                                    ------------    ------------
   Increase (decrease)                                (3,372,044)     (4,263,462)
                                                    ------------    ------------
Net increase (decrease)                               (2,531,551)     (1,555,963)
Net assets, beginning                                 20,190,875      21,746,838
                                                    ------------    ------------
Net assets, ending                                  $ 17,659,324    $ 20,190,875
                                                    ============    ============
Units sold                                                61,658          85,795
Units redeemed                                          (263,956)       (377,879)
                                                    ------------    ------------
Net increase (decrease)                                 (202,298)       (292,084)
Units outstanding, beginning                           1,264,276       1,556,360
                                                    ------------    ------------
Units outstanding, ending                              1,061,978       1,264,276
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 65,322,276
Cost of units redeemed/account charges                               (59,881,839)
Net investment income (loss)                                           1,546,901
Net realized gain (loss)                                               8,274,804
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                   2,397,182
                                                                    ------------
                                                                    $ 17,659,324
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $  16.63         $  1,062       $  17,659             1.25%               4.1%
12/31/06              15.97            1,264          20,191             1.25%              14.3%
12/31/05              13.97              695           9,703             1.25%               2.8%
12/31/04              13.50              902          12,181             1.25%               4.1%
12/31/03              12.36            1,140          14,092             1.25%              16.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        3.6%
12/31/06        1.8%
12/31/05        1.8%
12/31/04        1.4%
12/31/03        1.5%

                       AUL American Individual Unit Trust
                                    Fidelity
                                VIP Equity-Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    6,563,695    $    6,405,201           274,489
Receivables: investments sold                    -      ==============    ==============
Payables: investments redeemed                  (652)
                                      --------------
Net assets                            $    6,563,043
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                           6,563,043           457,083    $        14.36

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $      125,413
   Mortality & expense charges                                            92,268
                                                                  --------------
   Net investment income (loss)                                           33,145
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              160,950
   Realized gain distributions                                           552,930
   Net change in unrealized appreciation (depreciation)                 (687,598)
                                                                  --------------
   Net gain (loss)                                                        26,282
                                                                  --------------
Increase (decrease) in net assets from operations                 $       59,427
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     33,145    $    153,553
   Net realized gain (loss)                              160,950         (26,665)
   Realized gain distributions                           552,930         892,614
   Net change in unrealized appreciation
      (depreciation)                                    (687,598)        270,046
                                                    ------------    ------------
Increase (decrease) in net assets from operations         59,427       1,289,548
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              374,478         428,796
   Cost of units redeemed                             (1,487,410)     (1,645,759)
   Account charges                                        (5,373)         (6,284)
                                                    ------------    ------------
   Increase (decrease)                                (1,118,305)     (1,223,247)
                                                    ------------    ------------
Net increase (decrease)                               (1,058,878)         66,301
Net assets, beginning                                  7,621,921       7,555,620
                                                    ------------    ------------
Net assets, ending                                  $  6,563,043    $  7,621,921
                                                    ============    ============
Units sold                                                27,446          32,985
Units redeemed                                          (102,584)       (127,040)
                                                    ------------    ------------
Net increase (decrease)                                  (75,138)        (94,055)
Units outstanding, beginning                             532,221         626,276
                                                    ------------    ------------
Units outstanding, ending                                457,083         532,221
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 23,662,269
Cost of units redeemed/account charges                               (23,737,363)
Net investment income (loss)                                           3,643,269
Net realized gain (loss)                                                 785,541
Realized gain distributions                                            2,050,834
Net change in unrealized appreciation (depreciation)                     158,493
                                                                    ------------
                                                                    $  6,563,043
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $  14.36          $   457        $  6,563             1.25%               0.3%
12/31/06              14.32              532           7,622             1.25%              18.7%
12/31/05              12.06              627           7,556             1.25%               4.5%
12/31/04              11.54              801           9,239             1.25%              10.1%
12/31/03              10.48              929           9,737             1.25%              28.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        1.8%
12/31/06        3.2%
12/31/05        1.8%
12/31/04        1.6%
12/31/03        1.9%

                       AUL American Individual Unit Trust
                                    Fidelity
                                VIP Contrafund(R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $   16,697,888    $   15,260,593           598,340
Receivables: investments sold                    -      ==============    ==============
Payables: investments redeemed                (4,178)
                                      --------------
Net assets                            $   16,693,710
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                          16,693,710           781,372    $        21.36

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $      151,111
   Mortality & expense charges                                           213,341
                                                                  --------------
   Net investment income (loss)                                          (62,230)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              797,308
   Realized gain distributions                                         4,041,677
   Net change in unrealized appreciation (depreciation)               (2,259,683)
                                                                  --------------
   Net gain (loss)                                                     2,579,302
                                                                  --------------
Increase (decrease) in net assets from operations                 $    2,517,072
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    (62,230)   $      3,872
   Net realized gain (loss)                              797,308         655,962
   Realized gain distributions                         4,041,677       1,392,938
   Net change in unrealized appreciation
      (depreciation)                                  (2,259,683)      (327,725)
                                                    ------------    ------------
Increase (decrease) in net assets from operations      2,517,072       1,725,047
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              712,838       1,505,594
   Cost of units redeemed                             (3,685,299)     (4,330,368)
   Account charges                                       (15,392)        (17,955)
                                                    ------------    ------------
   Increase (decrease)                                (2,987,853)     (2,842,729)
                                                    ------------    ------------
Net increase (decrease)                                 (470,781)     (1,117,682)
Net assets, beginning                                 17,164,491      18,282,173
                                                    ------------    ------------
Net assets, ending                                  $ 16,693,710    $ 17,164,491
                                                    ============    ============
Units sold                                                41,217          87,028
Units redeemed                                          (192,794)       (250,451)
                                                    ------------    ------------
Net increase (decrease)                                 (151,577)       (163,423)
Units outstanding, beginning                             932,949       1,096,372
                                                    ------------    ------------
Units outstanding, ending                                781,372         932,949
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 42,873,986
Cost of units redeemed/account charges                               (43,138,098)
Net investment income (loss)                                           4,331,023
Net realized gain (loss)                                               5,751,560
Realized gain distributions                                            5,437,944
Net change in unrealized appreciation (depreciation)                   1,437,295
                                                                    ------------
                                                                    $ 16,693,710
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $  21.36         $    781       $  16,694             1.25%              16.1%
12/31/06              18.40              933          17,164             1.25%              10.3%
12/31/05              16.68            1,096          18,282             1.25%              15.5%
12/31/04              14.44            1,217          17,580             1.25%              14.1%
12/31/03              12.66            1,366          17,292             1.25%              26.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        0.9%
12/31/06        1.3%
12/31/05        0.3%
12/31/04        0.3%
12/31/03        0.5%

                       AUL American Individual Unit Trust
                                    Fidelity
                                 Freedom Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $       12,170    $       12,317             1,127
Receivables: investments sold                    -      ==============    ==============
Payables: investments redeemed                    (1)
                                      --------------
Net assets                            $       12,169
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                              12,169             2,134    $         5.70

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          464
   Mortality & expense charges                                               144
                                                                  --------------
   Net investment income (loss)                                              320
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  501
   Realized gain distributions                                                86
   Net change in unrealized appreciation (depreciation)                     (147)
                                                                  --------------
   Net gain (loss)                                                           440
                                                                  --------------
Increase (decrease) in net assets from operations                 $          760
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        320    $        -
   Net realized gain (loss)                                  501             -
   Realized gain distributions                                86             -
   Net change in unrealized appreciation
      (depreciation)                                        (147)            -
                                                    ------------    ------------
Increase (decrease) in net assets from operations            760             -
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               37,266             -
   Cost of units redeemed                                (25,857)            -
   Account charges                                           -
                                                    ------------    ------------
   Increase (decrease)                                    11,409             -
                                                    ------------    ------------
Net increase (decrease)                                   12,169             -
Net assets, beginning                                        -               -
                                                    ------------    ------------
Net assets, ending                                  $     12,169    $        -
                                                    ============    ============
Units sold                                                37,073             -
Units redeemed                                           (34,939)            -
                                                    ------------    ------------
Net increase (decrease)                                    2,134             -
Units outstanding, beginning                                 -               -
                                                    ------------    ------------
Units outstanding, ending                                  2,134             -
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     37,266
Cost of units redeemed/account charges                                   (25,857)
Net investment income (loss)                                                 320
Net realized gain (loss)                                                     501
Realized gain distributions                                                   86
Net change in unrealized appreciation (depreciation)                        (147)
                                                                    ------------
                                                                    $     12,169
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   5.70         $      2        $     12             0.00%               4.9%
12/31/06               5.44              -               -               0.00%               5.6%
12/31/05               5.15              -               -               0.00%               6.2%
05/20/05               5.00              -               -               0.00%               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        7.6%
12/31/06        0.0%
12/31/05        0.0%

                       AUL American Individual Unit Trust
                                    Fidelity
                                  Freedom 2005

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $       12,600    $       12,335             1,087
Receivables: investments sold                    -      ==============    ==============
Payables: investments redeemed                    (3)
                                      --------------
Net assets                            $       12,597
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                              12,597             2,051    $         6.14

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          344
   Mortality & expense charges                                               126
                                                                  --------------
   Net investment income (loss)                                              218
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  204
   Realized gain distributions                                               435
   Net change in unrealized appreciation (depreciation)                      (57)
                                                                  --------------
   Net gain (loss)                                                           582
                                                                  --------------
Increase (decrease) in net assets from operations                 $          800
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        218    $        119
   Net realized gain (loss)                                  204               7
   Realized gain distributions                               435              33
   Net change in unrealized appreciation
      (depreciation)                                         (57)            318
                                                    ------------    ------------
Increase (decrease) in net assets from operations            800             477
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                5,872           7,389
   Cost of units redeemed                                 (1,922)           (122)
   Account charges                                           (13)            (14)
                                                    ------------    ------------
   Increase (decrease)                                     3,937           7,253
                                                    ------------    ------------
Net increase (decrease)                                    4,737           7,730
Net assets, beginning                                      7,860             130
                                                    ------------    ------------
Net assets, ending                                  $     12,597    $      7,860
                                                    ============    ============
Units sold                                                   996           1,374
Units redeemed                                              (318)            (25)
                                                    ------------    ------------
Net increase (decrease)                                      678           1,349
Units outstanding, beginning                               1,373              24
                                                    ------------    ------------
Units outstanding, ending                                  2,051           1,373
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     13,388
Cost of units redeemed/account charges                                    (2,072)
Net investment income (loss)                                                 337
Net realized gain (loss)                                                     211
Realized gain distributions                                                  468
Net change in unrealized appreciation (depreciation)                         265
                                                                    ------------
                                                                    $     12,597
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   6.14         $      2        $     13             1.25%               7.3%
12/31/06               5.72                1               8             1.25%               5.6%
12/31/05               5.42              -               -               0.00%               8.4%
05/20/05               5.00              -               -               0.00%               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        3.4%
12/31/06        5.2%
12/31/05        0.5%

                       AUL American Individual Unit Trust
                                    Fidelity
                                  Freedom 2010

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $       21,017    $       19,485             1,757
Receivables: investments sold                      3    ==============    ==============
Payables: investments redeemed                    (2)
                                      --------------
Net assets                            $       21,018
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                              21,018             3,402    $         6.18

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $         510
   Mortality & expense charges                                              257
                                                                  --------------
   Net investment income (loss)                                             253
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   26
   Realized gain distributions                                               555
   Net change in unrealized appreciation (depreciation)                      595
                                                                  --------------
   Net gain (loss)                                                         1,176
                                                                  --------------
Increase (decrease) in net assets from operations                 $        1,429
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        253    $        140
   Net realized gain (loss)                                   26              19
   Realized gain distributions                               555              82
   Net change in unrealized appreciation
      (depreciation)                                         595             928
                                                    ------------    ------------
Increase (decrease) in net assets from operations          1,429           1,169
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                  240          18,231
   Cost of units redeemed                                    -              (239)
   Account charges                                           (36)            (36)
                                                    ------------    ------------
   Increase (decrease)                                       204          17,956
                                                    ------------    ------------
Net increase (decrease)                                    1,633          19,125
Net assets, beginning                                     19,385             260
                                                    ------------    ------------
Net assets, ending                                  $     21,018    $     19,385
                                                    ============    ============
Units sold                                                    40           3,370
Units redeemed                                                (6)            (51)
                                                    ------------    ------------
Net increase (decrease)                                       34           3,319
Units outstanding, beginning                               3,368              49
                                                    ------------    ------------
Units outstanding, ending                                  3,402           3,368
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     18,724
Cost of units redeemed/account charges                                      (313)
Net investment income (loss)                                                 393
Net realized gain (loss)                                                      45
Realized gain distributions                                                  637
Net change in unrealized appreciation (depreciation)                       1,532
                                                                    ------------
                                                                    $     21,019
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   6.18         $      3        $     21             1.25%               7.4%
12/31/06               5.76                3              19             1.25%               8.4%
12/31/05               5.31              -               -               0.00%               6.2%
05/20/05               5.00              -               -               0.00%               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        2.5%
12/31/06        3.3%
12/31/05        0.5%

                       AUL American Individual Unit Trust
                                    Fidelity
                                  Freedom 2015

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $       59,810    $       53,546             4,864
Receivables: investments sold                    -      ==============    ==============
Payables: investments redeemed                    (7)
                                      --------------
Net assets                            $       59,803
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                              59,803             9,384    $         6.37

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        1,677
   Mortality & expense charges                                               745
                                                                  --------------
   Net investment income (loss)                                              932
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  120
   Realized gain distributions                                             1,762
   Net change in unrealized appreciation (depreciation)                    1,586
                                                                  --------------
   Net gain (loss)                                                         3,468
                                                                  --------------
Increase (decrease) in net assets from operations                 $        4,400
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        932    $         49
   Net realized gain (loss)                                  120              72
   Realized gain distributions                             1,762             349
   Net change in unrealized appreciation
      (depreciation)                                       1,586           3,422
                                                    ------------    ------------
Increase (decrease) in net assets from operations          4,400           3,892
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                  480          18,834
   Cost of units redeemed                                    -              (487)
   Account charges                                           (67)            (20)
                                                    ------------    ------------
   Increase (decrease)                                       413          18,327
                                                    ------------    ------------
Net increase (decrease)                                    4,813          22,219
Net assets, beginning                                     54,990          32,771
                                                    ------------    ------------
Net assets, ending                                  $     59,803    $     54,990
                                                    ============    ============
Units sold                                                    78           3,322
Units redeemed                                               (11)            (92)
                                                    ------------    ------------
Net increase (decrease)                                       67           3,230
Units outstanding, beginning                               9,317           6,087
                                                    ------------    ------------
Units outstanding, ending                                  9,384           9,317
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     50,824
Cost of units redeemed/account charges                                      (579)
Net investment income (loss)                                                 986
Net realized gain (loss)                                                     197
Realized gain distributions                                                2,111
Net change in unrealized appreciation (depreciation)                       6,264
                                                                    ------------
                                                                    $     59,803
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   6.37         $      9        $     60             1.25%               8.0%
12/31/06               5.90                9              54             1.25%               9.7%
12/31/05               5.38                6              33             1.25%               7.6%
05/20/05               5.00              -               -               0.00%               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        2.9%
12/31/06        1.2%
12/31/05        0.6%

                       AUL American Individual Unit Trust
                                    Fidelity
                                  Freedom 2020

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $       41,300    $       37,636              3,269
Receivables: investments sold                    -      ==============    ==============
Payables: investments redeemed                    (6)           (3,664)
                                      --------------
Net assets                            $       41,294
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                              41,294             6,316    $         6.54

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          855
   Mortality & expense charges                                               474
                                                                  --------------
   Net investment income (loss)                                              381
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   56
   Realized gain distributions                                             1,282
   Net change in unrealized appreciation (depreciation)                    1,342
                                                                  --------------
   Net gain (loss)                                                         2,680
                                                                  --------------
Increase (decrease) in net assets from operations                 $        3,061
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        381    $        218
   Net realized gain (loss)                                   56              63
   Realized gain distributions                             1,282             292
   Net change in unrealized appreciation
      (depreciation)                                       1,342           2,285
                                                    ------------    ------------
Increase (decrease) in net assets from operations          3,061           2,858
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                5,306          30,033
   Cost of units redeemed                                    -              (615)
   Account charges                                           (15)             (1)
                                                    ------------    ------------
   Increase (decrease)                                     5,291          29,417
                                                    ------------    ------------
Net increase (decrease)                                    8,352          32,275
Net assets, beginning                                     32,942             667
                                                    ------------    ------------
Net assets, ending                                  $     41,294    $     32,942
                                                    ============    ============
Units sold                                                   833           5,474
Units redeemed                                                (2)           (111)
                                                    ------------    ------------
Net increase (decrease)                                      831           5,363
Units outstanding, beginning                               5,485             122
                                                    ------------    ------------
Units outstanding, ending                                  6,316           5,485
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     35,976
Cost of units redeemed/account charges                                      (638)
Net investment income (loss)                                                 599
Net realized gain (loss)                                                     119
Realized gain distributions                                                1,574
Net change in unrealized appreciation (depreciation)                       3,664
                                                                    ------------
                                                                    $     41,294
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   6.54         $      6        $     41             1.25%               8.9%
12/31/06               6.01                5              32             1.25%               9.8%
12/31/05               5.47                0               1             1.25%               9.4%
05/20/05               5.00              -               -               0.00%               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        2.3%
12/31/06        2.9%
12/31/05        0.6%

                       AUL American Individual Unit Trust
                                    Fidelity
                                  Freedom 2025

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $        5,127    $        5,051               403
Receivables: investments sold                      1    ==============    ==============
Payables: investments redeemed                    (1)
                                      --------------
Net assets                            $        5,127
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                               5,127               773    $         6.63

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          103
   Mortality & expense charges                                                85
                                                                  --------------
   Net investment income (loss)                                               18
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  229
   Realized gain distributions                                               197
   Net change in unrealized appreciation (depreciation)                      116
                                                                  --------------
   Net gain (loss)                                                           542
                                                                  --------------
Increase (decrease) in net assets from operations                 $          560
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $         18    $        (73)
   Net realized gain (loss)                                  229           1,164
   Realized gain distributions                               197              77
   Net change in unrealized appreciation
      (depreciation)                                         116            (142)
                                                    ------------    ------------
Increase (decrease) in net assets from operations            560           1,026
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                1,167          21,516
   Cost of units redeemed                                 (2,264)        (19,930)
   Account charges                                           (35)            (34)
                                                    ------------    ------------
   Increase (decrease)                                    (1,132)          1,552
                                                    ------------    ------------
Net increase (decrease)                                     (572)          2,578
Net assets, beginning                                      5,699           3,121
                                                    ------------    ------------
Net assets, ending                                  $      5,127    $      5,699
                                                    ============    ============
Units sold                                                   180           3,657
Units redeemed                                              (345)         (3,289)
                                                    ------------    ------------
Net increase (decrease)                                     (165)            368
Units outstanding, beginning                                 938             570
                                                    ------------    ------------
Units outstanding, ending                                    773             938
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     25,702
Cost of units redeemed/account charges                                   (22,270)
Net investment income (loss)                                                 (48)
Net realized gain (loss)                                                   1,393
Realized gain distributions                                                  274
Net change in unrealized appreciation (depreciation)                          76
                                                                    ------------
                                                                    $      5,127
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   6.63         $      1        $      5             1.25%               9.1%
12/31/06               6.08                1               6             1.25%              10.9%
12/31/05               5.48                1               3             1.25%               9.6%
05/20/05               5.00              -               -               0.00%               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        1.9%
12/31/06        2.1%
12/31/05        1.0%

                       AUL American Individual Unit Trust
                                    Fidelity
                                  Freedom 2030

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $       16,818    $       16,708             1,331
Receivables: investments sold                    519    ==============    ==============
Payables: investments redeemed                    (2)
                                      --------------
Net assets                            $       17,335
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                              17,335             2,557    $         6.78

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          347
   Mortality & expense charges                                               147
                                                                  --------------
   Net investment income (loss)                                              200
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   31
   Realized gain distributions                                               501
   Net change in unrealized appreciation (depreciation)                      (23)
                                                                  --------------
   Net gain (loss)                                                           509
                                                                  --------------
Increase (decrease) in net assets from operations                 $          709
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        200    $         32
   Net realized gain (loss)                                   31              28
   Realized gain distributions                               501              33
   Net change in unrealized appreciation
      (depreciation)                                         (23)             86
                                                    ------------    ------------
Increase (decrease) in net assets from operations            709             179
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               13,362           2,576
   Cost of units redeemed                                     (9)           (373)
   Account charges                                           (15)             (1)
                                                    ------------    ------------
   Increase (decrease)                                    13,338           2,202
                                                    ------------    ------------
Net increase (decrease)                                   14,047           2,381
Net assets, beginning                                      3,288             907
                                                    ------------    ------------
Net assets, ending                                  $     17,335    $      3,288
                                                    ============    ============
Units sold                                                 2,028             435
Units redeemed                                                (4)            (66)
                                                    ------------    ------------
Net increase (decrease)                                    2,024             369
Units outstanding, beginning                                 533             164
                                                    ------------    ------------
Units outstanding, ending                                  2,557             533
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     16,800
Cost of units redeemed/account charges                                      (402)
Net investment income (loss)                                                 234
Net realized gain (loss)                                                      59
Realized gain distributions                                                  534
Net change in unrealized appreciation (depreciation)                         109
                                                                    ------------
                                                                    $     17,335
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   6.78         $      3        $     17             1.25%              10.0%
12/31/06               6.16                1               3             1.25%              11.7%
12/31/05               5.52                0               1             1.25%              10.4%
05/20/05               5.00              -               -               0.00%               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        3.4%
12/31/06        2.3%
12/31/05        0.8%

                       AUL American Individual Unit Trust
                                American Century
                             VP Capital Appreciation

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $    1,596,770    $    1,026,527            99,889
Receivables: investments sold                  -      ==============    ==============
Payables: investments redeemed                (255)
                                    --------------
Net assets                          $    1,596,515
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                         1,596,515           114,873    $        13.90

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                      $          -
   Mortality & expense charges                                                  15,339
                                                                        --------------
   Net investment income (loss)                                                (15,339)
                                                                        --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    101,852
   Realized gain distributions                                                     -
   Net change in unrealized appreciation (depreciation)                        324,050
                                                                        --------------
   Net gain (loss)                                                             425,902
                                                                        --------------
Increase (decrease) in net assets from operations                       $      410,563
                                                                        ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2007     12/31/2006
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                            $    (15,339)  $    (13,611)
   Net realized gain (loss)                                     101,852         43,250
   Realized gain distributions                                      -              -
   Net change in unrealized appreciation
      (depreciation)                                            324,050        102,836
                                                           ------------   ------------
Increase (decrease) in net assets from operations               410,563        132,475
                                                           ------------   ------------
Contract owner transactions:
   Proceeds from units sold                                     578,890         46,789
   Cost of units redeemed                                      (235,874)      (510,862)
   Account charges                                               (1,071)        (1,078)
                                                           ------------   ------------
   Increase (decrease)                                          341,945       (465,151)
                                                           ------------   ------------
Net increase (decrease)                                         752,508       (332,676)
Net assets, beginning                                           844,007      1,176,683
                                                           ------------   ------------
Net assets, ending                                         $  1,596,515   $    844,007
                                                           ============   ============
Units sold                                                       47,474          5,452
Units redeemed                                                  (20,045)       (59,138)
                                                           ------------   ------------
Net increase (decrease)                                          27,429        (53,686)
Units outstanding, beginning                                     87,444        141,130
                                                           ------------   ------------
Units outstanding, ending                                       114,873         87,444
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $  6,309,248
Cost of units redeemed/account charges                                      (5,654,934)
Net investment income (loss)                                                   705,935
Net realized gain (loss)                                                      (333,977)
Realized gain distributions                                                        -
Net change in unrealized appreciation (depreciation)                           570,243
                                                                          ------------
                                                                          $  1,596,515
                                                                          ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                   Units                  Expense as a
                             Outstanding    Net Assets    % of Average
               Unit Value         (000s)        (000s)      Net Assets    Total Return
               -----------------------------------------------------------------------
12/31/07       $    13.90    $      115     $   1,597            1.25%           44.0%
12/31/06             9.65            87           844            1.25%           15.7%
12/31/05             8.34           213         1,777            1.25%           20.5%
12/31/04             6.92           118           820            1.25%            6.3%
12/31/03             6.51           156         1,015            1.25%           19.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07             0.0%
12/31/06             0.0%
12/31/05             0.0%
12/31/04             0.0%
12/31/03             0.0%

                       AUL American Individual Unit Trust
                                American Century
                                VP International

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $    4,294,961    $    2,916,932           362,139
Receivables: investments sold                  483    ==============    ==============
Payables: investments redeemed                 -
                                    --------------
Net assets                          $    4,295,444
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                         4,295,444           313,636    $        13.70

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                      $       30,871
   Mortality & expense charges                                                  55,216
                                                                        --------------
   Net investment income (loss)                                                (24,345)
                                                                        --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    (74,605)
   Realized gain distributions                                                     -
   Net change in unrealized appreciation (depreciation)                        781,182
                                                                        --------------
   Net gain (loss)                                                             706,577
                                                                        --------------
Increase (decrease) in net assets from operations                       $      682,232
                                                                        ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2007     12/31/2006
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                            $    (24,345)  $     13,525
   Net realized gain (loss)                                     (74,605)      (333,200)
   Realized gain distributions                                      -              -
   Net change in unrealized appreciation
      (depreciation)                                            781,182      1,143,124
                                                           ------------   ------------
Increase (decrease) in net assets from operations               682,232        823,449
                                                           ------------   ------------
Contract owner transactions:
   Proceeds from units sold                                     689,223        715,183
   Cost of units redeemed                                    (1,350,007)      (911,146)
   Account charges                                               (3,213)        (3,529)
                                                           ------------   ------------
   Increase (decrease)                                         (663,997)      (199,492)
                                                           ------------   ------------
Net increase (decrease)                                          18,235        623,957
Net assets, beginning                                         4,277,209      3,653,252
                                                           ------------   ------------
Net assets, ending                                         $  4,295,444   $  4,277,209
                                                           ============   ============
Units sold                                                       58,198         68,519
Units redeemed                                                 (108,655)       (88,413)
                                                           ------------   ------------
Net increase (decrease)                                         (50,457)       (19,894)
Units outstanding, beginning                                    364,093        383,987
                                                           ------------   ------------
Units outstanding, ending                                       313,636        364,093
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $ 16,391,574
Cost of units redeemed/account charges                                     (12,883,681)
Net investment income (loss)                                                   652,430
Net realized gain (loss)                                                    (1,242,908)
Realized gain distributions                                                        -
Net change in unrealized appreciation (depreciation)                         1,378,029
                                                                          ------------
                                                                          $  4,295,444
                                                                          ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                   Units                  Expense as a
                             Outstanding    Net Assets    % of Average
               Unit Value         (000s)        (000s)      Net Assets    Total Return
               -----------------------------------------------------------------------
12/31/07       $    13.70    $      314     $   4,295            1.25%           16.6%
12/31/06            11.75           364         4,277            1.25%           23.5%
12/31/05             9.51           384         3,653            1.25%           11.8%
12/31/04             8.51           417         3,545            1.25%           13.6%
12/31/03             7.49           530         3,970            1.25%           23.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07             0.7%
12/31/06             1.6%
12/31/05             1.1%
12/31/04             0.6%
12/31/03             0.8%

                       AUL American Individual Unit Trust
                                American Century
                               VP Income & Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $      470,823    $      435,574            55,648
Receivables: investments sold                  -      ==============    ==============
Payables: investments redeemed                 (44)
                                    --------------
Net assets                          $      470,779
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                           470,779            76,667    $         6.14

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                      $        9,452
   Mortality & expense charges                                                   6,584
                                                                        --------------
   Net investment income (loss)                                                  2,868
                                                                        --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                     26,068
   Realized gain distributions                                                     -
   Net change in unrealized appreciation (depreciation)                        (36,121)
                                                                        --------------
   Net gain (loss)                                                             (10,053)
                                                                        --------------
Increase (decrease) in net assets from operations                       $       (7,185)
                                                                        ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2007     12/31/2006
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                            $      2,868   $      3,084
   Net realized gain (loss)                                      26,068          6,372
   Realized gain distributions                                      -              -
   Net change in unrealized appreciation
      (depreciation)                                            (36,121)        61,946
                                                           ------------   ------------
Increase (decrease) in net assets from operations                (7,185)        71,402
                                                           ------------   ------------
Contract owner transactions:
   Proceeds from units sold                                     135,498        125,288
   Cost of units redeemed                                      (185,106)      (144,959)
   Account charges                                                 (218)          (163)
                                                           ------------   ------------
   Increase (decrease)                                          (49,826)       (19,834)
                                                           ------------   ------------
Net increase (decrease)                                         (57,011)        51,568
Net assets, beginning                                           527,790        476,222
                                                           ------------   ------------
Net assets, ending                                         $    470,779   $    527,790
                                                           ============   ============
Units sold                                                       23,354         21,986
Units redeemed                                                  (31,508)       (25,665)
                                                           ------------   ------------
Net increase (decrease)                                          (8,154)        (3,679)
Units outstanding, beginning                                     84,821         88,500
                                                           ------------   ------------
Units outstanding, ending                                        76,667         84,821
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $    738,481
Cost of units redeemed/account charges                                        (339,761)
Net investment income (loss)                                                     3,951
Net realized gain (loss)                                                        32,859
Realized gain distributions                                                        -
Net change in unrealized appreciation (depreciation)                            35,249
                                                                          ------------
                                                                          $    470,779
                                                                          ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                   Units                  Expense as a
                             Outstanding    Net Assets    % of Average
               Unit Value         (000s)        (000s)      Net Assets    Total Return
               -----------------------------------------------------------------------
12/31/07       $     6.14    $       77     $     471            1.25%           -1.3%
12/31/06             6.22            85           528            1.25%           15.7%
12/31/05             5.38            88           476            1.25%            7.6%
04/20/05             5.00           -             -              0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07             1.9%
12/31/06             1.8%
12/31/05             0.0%

                       AUL American Individual Unit Trust
                                American Century
                                    VP Ultra

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $        9,124    $        7,970               751
Receivables: investments sold                  -      ==============    ==============
Payables: investments redeemed                  (1)
                                    --------------
Net assets                          $        9,123
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                             9,123             1,455    $         6.27

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                      $          -
   Mortality & expense charges                                                      76
                                                                        --------------
   Net investment income (loss)                                                    (76)
                                                                        --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                          7
   Realized gain distributions                                                     -
   Net change in unrealized appreciation (depreciation)                          1,160
                                                                        --------------
   Net gain (loss)                                                               1,167
                                                                        --------------
Increase (decrease) in net assets from operations                       $        1,091
                                                                        ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2007     12/31/2006
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                            $        (76)  $        (12)
   Net realized gain (loss)                                           7            -
   Realized gain distributions                                      -              -
   Net change in unrealized appreciation
      (depreciation)                                              1,160            (16)
                                                           ------------   ------------
Increase (decrease) in net assets from operations                 1,091            (28)
                                                           ------------   ------------
Contract owner transactions:
   Proceeds from units sold                                       5,947          1,478
   Cost of units redeemed                                           -              -
   Account charges                                                   (3)            (1)
                                                           ------------   ------------
   Increase (decrease)                                            5,944          1,477
                                                           ------------   ------------
Net increase (decrease)                                           7,035          1,449
Net assets, beginning                                             2,088            639
                                                           ------------   ------------
Net assets, ending                                         $      9,123   $      2,088
                                                           ============   ============
Units sold                                                        1,058            282
Units redeemed                                                       (1)           -
                                                           ------------   ------------
Net increase (decrease)                                           1,057            282
Units outstanding, beginning                                        398            116
                                                           ------------   ------------
Units outstanding, ending                                         1,455            398
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $      8,055
Cost of units redeemed/account charges                                              (4)
Net investment income (loss)                                                       (89)
Net realized gain (loss)                                                             7
Realized gain distributions                                                        -
Net change in unrealized appreciation (depreciation)                             1,154
                                                                          ------------
                                                                          $      9,123
                                                                          ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                   Units                  Expense as a
                             Outstanding    Net Assets    % of Average
               Unit Value         (000s)        (000s)      Net Assets    Total Return
               -----------------------------------------------------------------------
12/31/07       $     6.27    $        1     $       9            1.25%           19.5%
12/31/06             5.25             0             2            1.25%           -4.8%
12/31/05             5.51             0             1            1.25%           10.2%
04/20/05             5.00           -              -             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07             0.0%
12/31/06             0.0%
12/31/05             0.0%

                       AUL American Individual Unit Trust
                                American Century
                                    VP Vista

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $      166,599    $      141,681             7,579
Receivables: investments sold                  155    ==============    ==============
Payables: investments redeemed                  (1)
                                    --------------
Net assets                          $      166,753
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                           166,753            19,618    $         8.50

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                      $          -
   Mortality & expense charges                                                   1,387
                                                                        --------------
   Net investment income (loss)                                                 (1,387)
                                                                        --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                     10,442
   Realized gain distributions                                                     -
   Net change in unrealized appreciation (depreciation)                         21,552
                                                                        --------------
   Net gain (loss)                                                              31,994
                                                                        --------------
Increase (decrease) in net assets from operations                       $       30,607
                                                                        ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2007     12/31/2006
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                            $     (1,387)  $       (960)
   Net realized gain (loss)                                      10,442         (3,628)
   Realized gain distributions                                      -               53
   Net change in unrealized appreciation
      (depreciation)                                             21,552          3,366
                                                           ------------   ------------
Increase (decrease) in net assets from operations                30,607         (1,169)
                                                           ------------   ------------
Contract owner transactions:
   Proceeds from units sold                                     131,218        146,327
   Cost of units redeemed                                       (40,082)       (99,991)
   Account charges                                                 (133)           (24)
                                                           ------------   ------------
   Increase (decrease)                                           91,003         46,312
                                                           ------------   ------------
Net increase (decrease)                                         121,610         45,143
Net assets, beginning                                            45,143            -
                                                           ------------   ------------
Net assets, ending                                         $    166,753   $     45,143
                                                           ============   ============
Units sold                                                       17,928         23,899
Units redeemed                                                   (5,641)       (16,568)
                                                           ------------   ------------
Net increase (decrease)                                          12,287          7,331
Units outstanding, beginning                                      7,331            -
                                                           ------------   ------------
Units outstanding, ending                                        19,618          7,331
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $    277,545
Cost of units redeemed/account charges                                        (140,230)
Net investment income (loss)                                                    (2,347)
Net realized gain (loss)                                                         6,814
Realized gain distributions                                                         53
Net change in unrealized appreciation (depreciation)                            24,918
                                                                          ------------
                                                                          $    166,753
                                                                          ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                   Units                  Expense as a
                             Outstanding    Net Assets    % of Average
               Unit Value         (000s)        (000s)      Net Assets    Total Return
               -----------------------------------------------------------------------
12/31/07       $     8.50    $       20     $     167            1.25%           38.0%
12/31/06             6.16             7            45            1.25%            7.7%
12/31/05             5.72           -              -             1.25%            0.0%
04/20/05             5.00           -              -             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07            0.0%
12/31/06            0.0%
12/31/05            0.0%

                       AUL American Individual Unit Trust
                                      Alger
                                 American Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                   Investments            Cost of       Mutual Fund
                                      at Value        Investments            Shares
                                --------------     --------------    --------------
Investments                     $   13,210,305     $   11,341,282           268,127
Receivables: investments sold              492     ==============    ==============
Payables: investments redeemed             -
                                --------------
Net assets                      $   13,210,797
                                ==============

                                                            Units      Accumulation
                                    Net Assets        Outstanding        Unit Value
                                --------------     --------------    --------------
                                    13,210,797            892,820    $        14.80

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                   $       46,157
   Mortality & expense charges                                              169,515
                                                                     --------------
   Net investment income (loss)                                            (123,358)
                                                                     --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                (645,923)
   Realized gain distributions                                                  -
   Net change in unrealized appreciation (depreciation)                   3,043,673
                                                                     --------------
   Net gain (loss)                                                        2,397,750
                                                                     --------------
Increase (decrease) in net assets from operations                    $    2,274,392
                                                                     ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended      Year ended
                                                         12/31/2007      12/31/2006
                                                       ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $   (123,358)   $   (171,201)
   Net realized gain (loss)                                (645,923)     (2,242,272)
   Realized gain distributions                                  -               -
   Net change in unrealized appreciation
      (depreciation)                                      3,043,673       2,906,009
                                                       ------------    ------------
Increase (decrease) in net assets from operations         2,274,392         492,536
                                                       ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                 294,145         735,315
   Cost of units redeemed                                (3,504,149)     (4,325,536)
   Account charges                                          (15,765)        (19,942)
                                                       ------------    ------------
   Increase (decrease)                                   (3,225,769)     (3,610,163)
                                                       ------------    ------------
Net increase (decrease)                                    (951,377)     (3,117,627)
Net assets, beginning                                    14,162,174      17,279,801
                                                       ------------    ------------
Net assets, ending                                     $ 13,210,797    $ 14,162,174
                                                       ============    ============
Units sold                                                   29,157          62,568
Units redeemed                                             (270,014)       (365,331)
                                                       ------------    ------------
Net increase (decrease)                                    (240,857)       (302,763)
Units outstanding, beginning                              1,133,677       1,436,440
                                                       ------------    ------------
Units outstanding, ending                                   892,820       1,133,677
                                                       ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                               $ 62,340,166
Cost of units redeemed/account charges                                  (57,593,917)
Net investment income (loss)                                             15,766,890
Net realized gain (loss)                                                 (9,171,365)
Realized gain distributions                                                     -
Net change in unrealized appreciation (depreciation)                       1,869,023
                                                                       -------------
                                                                       $  13,210,797
                                                                       =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                        Expense as a
                                 Outstanding       Net Assets       % of Average
              Unit Value              (000s)           (000s)         Net Assets       Total Return
            ---------------------------------------------------------------------------------------
12/31/07    $      14.80         $       893       $   13,211              1.25%              18.5%
12/31/06           12.49               1,134           14,162              1.25%               3.8%
12/31/05           12.03               1,436           17,280              1.25%              10.7%
12/31/04           10.87               1,905           20,712              1.25%               4.1%
12/31/03           10.44               2,282           23,824              1.25%              33.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07              0.3%
12/31/06              0.1%
12/31/05              0.2%
12/31/04              0.0%
12/31/03              0.0%

                       AUL American Individual Unit Trust
                                      Alger
                               American Small Cap

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                   Investments            Cost of       Mutual Fund
                                      at Value        Investments            Shares
                                --------------     --------------    --------------
Investments                     $      404,645     $      344,371            12,143
Receivables: investments sold              -       ==============    ==============
Payables: investments redeemed             (33)
                                --------------
Net assets                      $      404,612
                                ==============

                                                            Units      Accumulation
                                    Net Assets        Outstanding        Unit Value
                                --------------     --------------    --------------
                                       404,612             46,582    $         8.69

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                   $          -
   Mortality & expense charges                                                4,803
                                                                     --------------
   Net investment income (loss)                                              (4,803)
                                                                     --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  30,747
   Realized gain distributions                                                  -
   Net change in unrealized appreciation (depreciation)                      30,307
                                                                     --------------
   Net gain (loss)                                                           61,054
                                                                     --------------
Increase (decrease) in net assets from operations                    $       56,251
                                                                     ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended      Year ended
                                                         12/31/2007      12/31/2006
                                                       ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $     (4,803)   $     (4,247)
   Net realized gain (loss)                                  30,747          29,760
   Realized gain distributions                                  -               -
   Net change in unrealized appreciation
      (depreciation)                                         30,307          19,125
                                                       ------------    ------------
Increase (decrease) in net assets from operations            56,251          44,638
                                                       ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                 152,570         270,773
   Cost of units redeemed                                  (131,834)       (157,231)
   Account charges                                             (206)           (159)
                                                       ------------    ------------
   Increase (decrease)                                       20,530         113,383
                                                       ------------    ------------
Net increase (decrease)                                      76,781         158,021
Net assets, beginning                                       327,831         169,810
                                                       ------------    ------------
Net assets, ending                                     $    404,612    $    327,831
                                                       ============    ============
Units sold                                                   18,684          38,781
Units redeemed                                              (15,750)        (21,961)
                                                       ------------    ------------
Net increase (decrease)                                       2,934          16,820
Units outstanding, beginning                                 43,648          26,828
                                                       ------------    ------------
Units outstanding, ending                                    46,582          43,648
                                                       ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                               $    585,627
Cost of units redeemed/account charges                                     (292,518)
Net investment income (loss)                                                 (9,676)
Net realized gain (loss)                                                     60,905
Realized gain distributions                                                     -
Net change in unrealized appreciation (depreciation)                         60,274
                                                                       ------------
                                                                       $    404,612
                                                                       ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                        Expense as a
                                 Outstanding       Net Assets       % of Average
              Unit Value              (000s)           (000s)         Net Assets       Total Return
            ---------------------------------------------------------------------------------------
12/31/07    $       8.69         $        47       $      405              1.25%              15.8%
12/31/06            7.50                  44              328              1.25%              18.5%
12/31/05            6.33                  27              170              1.25%              26.6%
04/20/05            5.00                 -                -                0.00%               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07           0.0%
12/31/06           0.0%
12/31/05           0.0%

                       AUL American Individual Unit Trust
                                  T. Rowe Price
                                  Equity Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $   14,773,957    $   14,194,381           623,566
Receivables: investments sold                  -      ==============    ==============
Payables: investments redeemed                (704)
                                    --------------
Net assets                          $   14,773,253
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                        14,773,253           892,226    $        16.56

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                      $      274,354
   Mortality & expense charges                                                 206,290
                                                                        --------------
   Net investment income (loss)                                                 68,064
                                                                        --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    425,881
   Realized gain distributions                                                 911,368
   Net change in unrealized appreciation (depreciation)                       (991,985)
                                                                        --------------
   Net gain (loss)                                                             345,264
                                                                        --------------
Increase (decrease) in net assets from operations                       $      413,328
                                                                        ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2007     12/31/2006
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                            $     68,064   $     51,984
   Net realized gain (loss)                                     425,881         81,815
   Realized gain distributions                                  911,368        464,987
   Net change in unrealized appreciation
      (depreciation)                                           (991,985)     2,159,467
                                                           ------------   ------------
Increase (decrease) in net assets from operations               413,328      2,758,253
                                                           ------------   ------------
Contract owner transactions:
   Proceeds from units sold                                     597,325        901,004
   Cost of units redeemed                                    (3,568,962)    (3,963,908)
   Account charges                                              (12,329)       (14,373)
                                                           ------------   ------------
   Increase (decrease)                                       (2,983,966)    (3,077,277)
                                                           ------------   ------------
Net increase (decrease)                                      (2,570,638)      (319,024)
Net assets, beginning                                        17,343,891     17,662,915
                                                           ------------   ------------
Net assets, ending                                         $ 14,773,253   $ 17,343,891
                                                           ============   ============
Units sold                                                       40,907         63,147
Units redeemed                                                 (216,845)      (273,112)
                                                           ------------   ------------
Net increase (decrease)                                        (175,938)      (209,965)
Units outstanding, beginning                                  1,068,164      1,278,129
                                                           ------------   ------------
Units outstanding, ending                                       892,226      1,068,164
                                                           ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $ 50,217,769
Cost of units redeemed/account charges                                     (51,109,512)
Net investment income (loss)                                                 5,516,675
Net realized gain (loss)                                                     5,983,007
Realized gain distributions                                                  2,684,734
Net change in unrealized appreciation (depreciation)                           579,576
                                                                          ------------
                                                                          $ 13,872,249
                                                                          ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                   Units                  Expense as a
                             Outstanding    Net Assets    % of Average
               Unit Value         (000s)        (000s)      Net Assets    Total Return
               -----------------------------------------------------------------------
12/31/07       $    16.56    $      892     $  14,773            1.25%            2.0%
12/31/06            16.24         1,068        17,344            1.25%           17.5%
12/31/05            13.82         1,278        17,663            1.25%            2.7%
12/31/04            13.46         1,476        19,872            1.25%           13.5%
12/31/03            11.86         1,661        19,696            1.25%           23.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07             1.7%
12/31/06             1.5%
12/31/05             1.6%
12/31/04             1.5%
12/31/03             1.7%

                       AUL American Individual Unit Trust
                                  T. Rowe Price
                                Limited-Term Bond

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $       52,425    $       52,245            10,641
Receivables: investments sold                  -      ==============    ==============
Payables: investments redeemed                  (3)
                                    --------------
Net assets                          $       52,422
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                            52,422             9,732    $         5.39

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                      $        2,899
   Mortality & expense charges                                                     840
                                                                        --------------
   Net investment income (loss)                                                  2,059
                                                                        --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                       (103)
   Realized gain distributions                                                     -
   Net change in unrealized appreciation (depreciation)                             53
                                                                        --------------
   Net gain (loss)                                                                 (50)
                                                                        --------------
Increase (decrease) in net assets from operations                       $        2,009
                                                                        ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2007     12/31/2006
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                            $      2,059   $      2,014
   Net realized gain (loss)                                        (103)          (241)
   Realized gain distributions                                      -              -
   Net change in unrealized appreciation
      (depreciation)                                                 53            380
                                                           ------------   ------------
Increase (decrease) in net assets from operations                 2,009          2,153
                                                           ------------   ------------
Contract owner transactions:
   Proceeds from units sold                                     119,329         22,568
   Cost of units redeemed                                      (132,523)       (26,218)
   Account charges                                                  (30)           (28)
                                                           ------------   ------------
   Increase (decrease)                                          (13,224)        (3,678)
                                                           ------------   ------------
Net increase (decrease)                                         (11,215)        (1,525)
Net assets, beginning                                            63,637         65,162
                                                           ------------   ------------
Net assets, ending                                         $     52,422   $     63,637
                                                           ============   ============
Units sold                                                       22,739          4,460
Units redeemed                                                  (25,314)        (5,105)
                                                           ------------   ------------
Net increase (decrease)                                          (2,575)          (645)
Units outstanding, beginning                                     12,307         12,952
                                                           ------------   ------------
Units outstanding, ending                                         9,732         12,307
                                                           ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $    207,020
Cost of units redeemed/account charges                                        (158,996)
Net investment income (loss)                                                     4,563
Net realized gain (loss)                                                          (346)
Realized gain distributions                                                        -
Net change in unrealized appreciation (depreciation)                               180
                                                                          ------------
                                                                          $     52,421
                                                                          ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                   Units                  Expense as a
                             Outstanding    Net Assets    % of Average
               Unit Value         (000s)        (000s)      Net Assets    Total Return
               -----------------------------------------------------------------------
12/31/07       $     5.39    $       10     $      52            1.25%            4.2%
12/31/06             5.17            12            63            1.25%            2.8%
12/31/05             5.03            13            65            1.25%            0.6%
04/20/05             5.00           -              -             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07             5.0%
12/31/06             4.5%
12/31/05             1.5%

                       AUL American Individual Unit Trust
                                  T. Rowe Price
                                Blue Chip Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $      304,269    $      265,411            25,764
Receivables: investments sold                   39    ==============    ==============
Payables: investments redeemed                 -
                                    --------------
Net assets                          $      304,308
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                           304,308            44,767    $         6.80

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                      $        1,284
   Mortality & expense charges                                                   3,434
                                                                        --------------
   Net investment income (loss)                                                 (2,150)
                                                                        --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                     12,759
   Realized gain distributions                                                     -
   Net change in unrealized appreciation (depreciation)                         16,183
                                                                        --------------
   Net gain (loss)                                                              28,942
                                                                        --------------
Increase (decrease) in net assets from operations                       $       26,792
                                                                        ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2007     12/31/2006
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                            $     (2,150)  $     (1,052)
   Net realized gain (loss)                                      12,759          2,764
   Realized gain distributions                                       -             -
   Net change in unrealized appreciation
      (depreciation)                                             16,183         18,705
                                                           ------------   ------------
Increase (decrease) in net assets from operations                26,792         20,417
                                                           ------------   ------------
Contract owner transactions:
   Proceeds from units sold                                     124,762        227,352
   Cost of units redeemed                                       (86,493)       (65,515)
   Account charges                                                  (37)            (7)
                                                           ------------   ------------
   Increase (decrease)                                           38,232        161,830
                                                           ------------   ------------
Net increase (decrease)                                          65,024        182,247
Net assets, beginning                                           239,284         57,037
                                                           ------------   ------------
Net assets, ending                                         $    304,308   $    239,284
                                                           ============   ============
Units sold                                                       19,095         41,019
Units redeemed                                                  (13,521)       (11,947)
                                                           ------------   ------------
Net increase (decrease)                                           5,574         29,072
Units outstanding, beginning                                     39,193         10,121
                                                           ------------   ------------
Units outstanding, ending                                        44,767         39,193
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $    406,764
Cost of units redeemed/account charges                                        (153,353)
Net investment income (loss)                                                    (3,516)
Net realized gain (loss)                                                        15,555
Realized gain distributions                                                        -
Net change in unrealized appreciation (depreciation)                      $     38,858
                                                                          ------------
                                                                               304,308
                                                                          ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                   Units                  Expense as a
                             Outstanding    Net Assets    % of Average
               Unit Value         (000s)        (000s)      Net Assets    Total Return
               -----------------------------------------------------------------------
12/31/07       $     6.80    $       45     $     304            1.25%           11.3%
12/31/06             6.11            39           239            1.25%            8.3%
12/31/05             5.64            10            57            1.25%           12.8%
04/20/05             5.00           -             -              0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07             0.5%
12/31/06             0.5%
12/31/05             0.2%

                       AUL American Individual Unit Trust
                                      Janus
                                Worldwide Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                   Investments            Cost of       Mutual Fund
                                      at Value        Investments            Shares
                                --------------     --------------    --------------
Investments                      $      61,762     $       61,354             1,748
Receivables: investments sold                1     ==============    ==============
Payables: investments redeemed              (7)
                                 -------------
Net assets                       $      61,756
                                 =============

                                                            Units      Accumulation
                                    Net Assets        Outstanding        Unit Value
                                --------------     --------------    --------------
                                        61,756              8,934    $         6.91

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                   $          464
   Mortality & expense charges                                                  785
                                                                     --------------
   Net investment income (loss)                                                (321)
                                                                     --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   7,001
   Realized gain distributions                                                  -
   Net change in unrealized appreciation (depreciation)                      (1,778)
                                                                     --------------
   Net gain (loss)                                                            5,223
                                                                     --------------
Increase (decrease) in net assets from operations                    $        4,902
                                                                     ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended      Year ended
                                                         12/31/2007      12/31/2006
                                                       ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $       (321)   $        120
   Net realized gain (loss)                                   7,001          (1,126)
   Realized gain distributions                                  -               -
   Net change in unrealized appreciation
      (depreciation)                                         (1,778)          1,891
                                                       ------------    ------------
Increase (decrease) in net assets from operations             4,902             885
                                                       ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                  76,301          59,733
   Cost of units redeemed                                   (60,298)        (25,461)
   Account charges                                              (55)            (24)
                                                       ------------    ------------
   Increase (decrease)                                       15,948          34,248
                                                       ------------    ------------
Net increase (decrease)                                      20,850          35,133
Net assets, beginning                                        40,906           5,773
                                                       ------------    ------------
Net assets, ending                                     $     61,756    $     40,906
                                                       ============    ============
Units sold                                                   11,291          10,179
Units redeemed                                               (8,763)         (4,828)
                                                       ------------    ------------
Net increase (decrease)                                       2,528           5,351
Units outstanding, beginning                                  6,406           1,055
                                                       ------------    ------------
Units outstanding, ending                                     8,934           6,406
                                                       ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                               $    141,516
Cost of units redeemed/account charges                                      (85,847)
Net investment income (loss)                                                   (197)
Net realized gain (loss)                                                      5,876
Realized gain distributions                                                     -
Net change in unrealized appreciation (depreciation)                            408
                                                                       ------------
                                                                       $     61,756
                                                                       ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                        Expense as a
                                 Outstanding       Net Assets       % of Average
              Unit Value              (000s)           (000s)         Net Assets       Total Return
            ---------------------------------------------------------------------------------------
12/31/07    $       6.91         $         9       $       62              1.25%               8.3%
12/31/06            6.39                   6               41              1.25%              16.7%
12/31/05            5.47                   1                6              1.25%               9.4%
04/20/05            5.00                 -                -                0.00%               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07              0.9%
12/31/06              1.8%
12/31/05              0.6%

                       AUL American Individual Unit Trust
                                      Janus
                                Flexible Income Bond

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007
1

                                   Investments            Cost of       Mutual Fund
                                      at Value        Investments            Shares
                                --------------     --------------    --------------
Investments                     $      315,617     $      314,603            27,541
Receivables: investments sold              -       ==============    ==============
Payables: investments redeemed              (2)
                                --------------
Net assets                      $      315,615
                                ==============

                                                            Units      Accumulation
                                    Net Assets        Outstanding        Unit Value
                                --------------     --------------    --------------
                                       315,615             57,549    $         5.48

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                   $       13,672
   Mortality & expense charges                                                2,856
                                                                     --------------
   Net investment income (loss)                                              10,816
                                                                     --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    (531)
   Realized gain distributions                                                  -
   Net change in unrealized appreciation (depreciation)                       3,319
                                                                     --------------
   Net gain (loss)                                                            2,778
                                                                     --------------
Increase (decrease) in net assets from operations                    $       13,594
                                                                     ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended      Year ended
                                                         12/31/2007      12/31/2006
                                                       ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $     10,816    $      5,174
   Net realized gain (loss)                                    (531)         (2,400)
   Realized gain distributions                                  -               283
   Net change in unrealized appreciation
      (depreciation)                                          3,309           1,615
                                                       ------------    ------------
Increase (decrease) in net assets from operations            13,594           4,672
                                                       ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                 224,885          56,926
   Cost of units redeemed                                   (70,241)        (49,502)
   Account charges                                             (125)            (53)
                                                       ------------    ------------
   Increase (decrease)                                      154,519           7,371
                                                       ------------    ------------
Net increase (decrease)                                     168,113          12,043
Net assets, beginning                                       147,502         135,459
                                                       ------------    ------------
Net assets, ending                                     $    315,615    $    147,502
                                                       ============    ============
Units sold                                                   42,263          11,291
Units redeemed                                              (13,142)         (9,734)
                                                       ------------    ------------
Net increase (decrease)                                      29,121           1,557
Units outstanding, beginning                                 28,428          26,871
                                                       ------------    ------------
Units outstanding, ending                                    57,549          28,428
                                                       ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                               $    417,853
Cost of units redeemed/account charges                                     (121,081)
Net investment income (loss)                                                 19,517
Net realized gain (loss)                                                     (2,987)
Realized gain distributions                                                   1,298
Net change in unrealized appreciation (depreciation)                          1,015
                                                                       ------------
                                                                       $    315,615
                                                                       ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                        Expense as a
                                 Outstanding       Net Assets       % of Average
              Unit Value              (000s)           (000s)         Net Assets       Total Return
            ---------------------------------------------------------------------------------------
12/31/07      $     5.48          $       58       $      316              1.25%               5.7%
12/31/06            5.19                  28              148              1.25%               2.9%
12/31/05            5.04                  27              135              1.25%               0.8%
04/20/05            5.00                 -                -                0.00%               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07              5.9%
12/31/06              4.9%
12/31/05              5.8%

                       AUL American Individual Unit Trust
                                     Pioneer
                                  VCT Portfolio

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                            Investments           Cost of       Mutual Fund
                                               at Value       Investments            Shares
                                         --------------    --------------    --------------
Investments                              $       50,106    $       50,450             1,952
Receivables: investments sold                       -      ==============    ==============
Payables: investments redeemed                       (6)
                                         --------------
Net assets                               $       50,100
                                         ==============

                                                                    Units      Accumulation
                                             Net assets       Outstanding        Unit Value
                                         --------------    --------------    --------------
                                                 50,100             7,682    $         6.52

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $         553
   Mortality & expense charges                                              422
                                                                  -------------
   Net investment income (loss)                                             131
                                                                  -------------
Gain (loss) on investments:
   Net realized gain (loss)                                               1,903
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                  (1,250)
                                                                  -------------
   Net gain (loss)                                                          653
                                                                  -------------
Increase (decrease) in net assets from operations                 $         784
                                                                  =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended        Year ended
                                                        12/31/2007        12/31/2006
                                                      ------------     -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                       $        131     $          38
   Net realized gain (loss)                                  1,903                11
   Realized gain distributions                                 -                 -
   Net change in unrealized appreciation
      (depreciation)                                        (1,250)              906
                                                      ------------     -------------
Increase (decrease) in net assets from operations              784               955
                                                      ------------     -------------
Contract owner transactions:
   Proceeds from units sold                                 68,604            22,669
   Cost of units redeemed                                  (42,808)              (77)
   Account charges                                             (12)              (15)
                                                      ------------     -------------
   Increase (decrease)                                      25,784            22,577
                                                      ------------     -------------
Net increase (decrease)                                     26,568            23,532
Net assets, beginning                                       23,532               -
                                                      ------------     -------------
Net assets, ending                                    $     50,100     $      23,532
                                                      ============     =============
Units sold                                                  10,517             3,756
Units redeemed                                              (6,576)              (15)
                                                      ------------     -------------
Net increase (decrease)                                      3,941             3,741
Units outstanding, beginning                                 3,741               -
                                                      ------------     -------------
Units outstanding, ending                                    7,682             3,741
                                                      ============     =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     91,273
Cost of units redeemed/account charges                                   (42,912)
Net investment income (loss)                                                 169
Net realized gain (loss)                                                   1,914
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                        (344)
                                                                    ------------
                                                                    $     50,100
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                      Units                     Expense as a
                                Outstanding     Net Assets      % of Average
                 Unit Value          (000s)         (000s)        Net Assets      Total Return
                ------------------------------------------------------------------------------
12/31/07         $     6.52     $         8     $       50             1.25%              3.7%
12/31/06               6.29               4             24             1.25%             47.0%
12/31/05               4.28              -             -               0.00%              0.0%
04/20/05               5.00              -             -               0.00%              0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        1.5%
12/31/06        0.8%
12/31/05        0.0%

                       AUL American Individual Unit Trust
                                     Pioneer
                              Growth Opportunities

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                            Investments           Cost of       Mutual Fund
                                               at Value       Investments            Shares
                                         --------------    --------------    --------------
Investments                              $       51,591    $       60,183             2,299
Receivables: investments sold                       -      ==============    ==============
Payables: investments redeemed                      -
                                         --------------
Net assets                               $       51,591
                                         ==============

                                                                    Units      Accumulation
                                             Net assets       Outstanding        Unit Value
                                         --------------    --------------    --------------
                                                 51,591             8,910    $         5.79

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $         -
   Mortality & expense charges                                              805
                                                                  -------------
   Net investment income (loss)                                            (805)
                                                                  -------------
Gain (loss) on investments:
   Net realized gain (loss)                                               1,054
   Realized gain distributions                                            8,560
   Net change in unrealized appreciation (depreciation)                 (10,874)
                                                                  -------------
   Net gain (loss)                                                       (1,260)
                                                                  -------------
Increase (decrease) in net assets from operations                 $      (2,065)
                                                                  =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended        Year ended
                                                        12/31/2007        12/31/2006
                                                      ------------     -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                       $       (805)    $      (1,050)
   Net realized gain (loss)                                  1,054             1,702
   Realized gain distributions                               8,560               -
   Net change in unrealized appreciation
      (depreciation)                                       (10,874)            1,640
                                                      ------------     -------------
Increase (decrease) in net assets from operations           (2,065)            2,292
                                                      ------------     -------------
Contract owner transactions:
  Proceeds from units sold                                   1,671            44,086
  Cost of units redeemed                                   (21,408)          (25,698)
  Account charges                                              (49)              (47)
                                                      ------------     -------------
  Increase (decrease)                                      (19,786)           18,341
                                                      ------------     -------------
Net increase (decrease)                                    (21,851)           20,633
Net assets, beginning                                       73,442            52,809
                                                      ------------     -------------
Net assets, ending                                    $     51,591     $      73,442
                                                      ============     =============
Units sold                                                     262             7,255
Units redeemed                                              (3,394)           (4,242)
                                                      ------------     -------------
Net increase (decrease)                                     (3,132)            3,013
Units outstanding, beginning                                12,042             9,029
                                                      ------------     -------------
Units outstanding, ending                                    8,910            12,042
                                                      ============     =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    112,741
Cost of units redeemed/account charges                                   (61,421)
Net investment income (loss)                                              (2,069)
Net realized gain (loss)                                                   2,372
Realized gain distributions                                                8,560
Net change in unrealized appreciation (depreciation)                      (8,592)
                                                                    ------------
                                                                    $     51,591
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                      Units                     Expense as a
                                Outstanding     Net Assets      % of Average
                 Unit Value          (000s)         (000s)        Net Assets      Total Return
                ------------------------------------------------------------------------------
12/31/07         $     5.79     $         9     $       52             1.25%             -5.1%
12/31/06               6.10              12             73             1.25%              4.3%
12/31/05               5.85               9             53             1.25%             17.0%
04/20/05               5.00              -              -              0.00%              0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        0.0%
12/31/06        0.0%
12/31/05        0.0%

                       AUL American Individual Unit Trust
                                   Old Mutual
                                    Growth II

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                   Investments            Cost of       Mutual Fund
                                      at Value        Investments            Shares
                                --------------     --------------    --------------
Investments                     $      455,915     $      350,011            29,556
Receivables: investments sold              -       ==============    ==============
Payables: investments redeemed             (12)
                                --------------
Net assets                      $      455,903
                                ==============
                                                            Units      Accumulation
                                    Net Assets        Outstanding        Unit Value
                                --------------     --------------    --------------
                                       455,903             66,339    $         6.87

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                   $          629
   Mortality & expense charges                                                5,960
                                                                     --------------
   Net investment income (loss)                                              (5,331)
                                                                     --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  25,917
   Realized gain distributions                                                  -
   Net change in unrealized appreciation (depreciation)                      72,584
                                                                     --------------
   Net gain (loss)                                                           98,501
                                                                     --------------
Increase (decrease) in net assets from operations                    $       93,170
                                                                     ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended      Year ended
                                                         12/31/2007      12/31/2006
                                                       ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $     (5,331)   $     (7,446)
   Net realized gain (loss)                                  25,917           5,146
   Realized gain distributions                                  -               -
   Net change in unrealized appreciation
      (depreciation)                                         72,584          35,724
                                                       ------------    ------------
Increase (decrease) in net assets from operations            93,170          33,424
                                                       ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                  17,538          21,133
   Cost of units redeemed                                  (185,291)       (200,870)
   Account charges                                             (680)           (946)
                                                       ------------    ------------
   Increase (decrease)                                     (168,433)       (180,683)
                                                       ------------    ------------
Net increase (decrease)                                     (75,263)       (147,259)
Net assets, beginning                                       531,166         678,425
                                                       ------------    ------------
Net assets, ending                                     $    455,903    $    531,166
                                                       ============    ============
Units sold                                                    3,115           4,332
Units redeemed                                              (31,005)        (37,511)
                                                       ------------    ------------
Net increase (decrease)                                     (27,890)        (33,179)
Units outstanding, beginning                                 94,229         127,408
                                                       ------------    ------------
Units outstanding, ending                                    66,339          94,229
                                                       ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                               $  8,969,955
Cost of units redeemed/account charges                                   (7,157,150)
Net investment income (loss)                                                (71,065)
Net realized gain (loss)                                                 (1,391,741)
Realized gain distributions                                                     -
Net change in unrealized appreciation (depreciation)                        105,904
                                                                       ------------
                                                                       $    455,903
                                                                       ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                        Expense as a
                                 Outstanding       Net Assets       % of Average
              Unit Value              (000s)           (000s)         Net Assets       Total Return
            ---------------------------------------------------------------------------------------
12/31/07    $       6.87         $        66       $      456              1.25%              21.9%
12/31/06            5.64                  94              531              1.25%               6.0%
12/31/05            5.32                 127              678              1.25%               9.9%
12/31/04            4.84                 168              814              1.25%               5.2%
12/31/03            4.60                 216              995              1.25%              24.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07              0.1%
12/31/06              0.0%
12/31/05              0.0%
12/31/04              0.0%
12/31/03              0.0%

                       AUL American Individual Unit Trust
                                   Old Mutual
                           Technology & Communication

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                   Investments            Cost of       Mutual Fund
                                      at Value        Investments            Shares
                                --------------     --------------    --------------
Investments                     $    1,323,232     $    1,028,592           371,670
Receivables: investments sold              -       ==============    ==============
Payables: investments redeemed            (103)
                                --------------
Net assets                      $    1,323,129
                                ==============

                                                            Units      Accumulation
                                    Net Assets        Outstanding        Unit Value
                                --------------     --------------    --------------
                                     1,323,129            218,050    $         6.07

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                   $          -
   Mortality & expense charges                                               15,110
                                                                     --------------
   Net investment income (loss)                                             (15,110)
                                                                     --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  98,908
   Realized gain distributions                                                  -
   Net change in unrealized appreciation (depreciation)                     244,782
                                                                     --------------
   Net gain (loss)                                                          343,690
                                                                     --------------
Increase (decrease) in net assets from operations                    $      328,580
                                                                     ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended      Year ended
                                                         12/31/2007      12/31/2006
                                                       ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $    (15,110)   $    (17,016)
   Net realized gain (loss)                                  98,908          (5,125)
   Realized gain distributions                                  -               -
   Net change in unrealized appreciation
      (depreciation)                                        244,782          50,280
                                                       ------------    ------------
Increase (decrease) in net assets from operations           328,580          28,139
                                                       ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                 302,555         169,698
   Cost of units redeemed                                  (545,743)       (416,802)
   Account charges                                           (2,230)         (2,810)
                                                       ------------    ------------
   Increase (decrease)                                     (245,418)       (249,914)
                                                       ------------    ------------
Net increase (decrease)                                      83,162        (221,775)
Net assets, beginning                                     1,239,967       1,461,742
                                                       ------------    ------------
Net assets, ending                                     $  1,323,129    $  1,239,967
                                                       ============    ============
Units sold                                                   52,455          39,150
Units redeemed                                             (103,466)        (98,187)
                                                       ------------    ------------
Net increase (decrease)                                     (51,011)        (59,037)
Units outstanding, beginning                                269,061         328,098
                                                       ------------    ------------
Units outstanding, ending                                   218,050         269,061
                                                       ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                               $ 26,312,515
Cost of units redeemed/account charges                                  (17,700,988)
Net investment income (loss)                                              3,278,174
Net realized gain (loss)                                                (10,861,212)
Realized gain distributions                                                     -
Net change in unrealized appreciation (depreciation)                        294,640
                                                                       ------------
                                                                       $  1,323,129
                                                                       ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                        Expense as a
                                 Outstanding       Net Assets       % of Average
              Unit Value              (000s)           (000s)         Net Assets       Total Return
            ---------------------------------------------------------------------------------------
12/31/07    $       6.07         $       218       $    1,323              1.25%              31.7%
12/31/06            4.61                 269            1,240              1.25%               4.0%
12/31/05            4.43                 334            1,481              1.25%               7.8%
12/31/04            4.11                 521            2,140              1.25%               5.1%
12/31/03            3.91                 593            2,320              1.25%              43.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07              0.0%
12/31/06              0.0%
12/31/05              0.0%
12/31/04              0.0%
12/31/03              0.0%

                       AUL American Individual Unit Trust
                                   Old Mutual
                                  Mid-Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                   Investments            Cost of       Mutual Fund
                                      at Value        Investments            Shares
                                --------------     --------------    --------------
Investments                     $       69,193     $       98,956            11,514
Receivables: investments sold                2     ==============    ==============
Payables: investments redeemed             (10)
                                --------------
Net assets                      $       69,185
                                ==============

                                                            Units      Accumulation
                                    Net Assets        Outstanding        Unit Value
                                --------------     --------------    --------------
                                        69,185             10,993    $         6.29

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                   $          -
   Mortality & expense charges                                                  915
                                                                     --------------
   Net investment income (loss)                                                (915)
                                                                     --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 (15,065)
   Realized gain distributions                                               48,179
   Net change in unrealized appreciation (depreciation)                     (32,424)
                                                                     --------------
   Net gain (loss)                                                              690
                                                                     --------------
Increase (decrease) in net assets from operations                    $         (225)
                                                                     ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended      Year ended
                                                         12/31/2007      12/31/2006
                                                       ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $       (915)   $       (533)
   Net realized gain (loss)                                 (15,065)            (64)
   Realized gain distributions                               48,179           2,986
   Net change in unrealized appreciation
      (depreciation)                                        (32,424)          2,638
                                                       ------------    ------------
Increase (decrease) in net assets from operations              (225)          5,027
                                                       ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                   8,503          30,914
   Cost of units redeemed                                    (8,089)         (6,636)
   Account charges                                              (27)            (11)
                                                       ------------    ------------
   Increase (decrease)                                          387          24,267
                                                       ------------    ------------
Net increase (decrease)                                         162          29,294
Net assets, beginning                                        69,023          39,729
                                                       ------------    ------------
Net assets, ending                                     $     69,185    $     69,023
                                                       ============    ============
Units sold                                                    1,279           5,226
Units redeemed                                               (1,288)         (1,179)
                                                       ------------    ------------
Net increase (decrease)                                          (9)          4,047
Units outstanding, beginning                                 11,002           6,955
                                                       ------------    ------------
Units outstanding, ending                                    10,993          11,002
                                                       ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                               $     79,196
Cost of units redeemed/account charges                                      (16,794)
Net investment income (loss)                                                 (1,607)
Net realized gain (loss)                                                    (14,436)
Realized gain distributions                                                  52,589
Net change in unrealized appreciation (depreciation)                        (29,763)
                                                                       ------------
                                                                       $     69,185
                                                                       ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                        Expense as a
                                 Outstanding       Net Assets       % of Average
              Unit Value              (000s)           (000s)         Net Assets       Total Return
            ---------------------------------------------------------------------------------------
12/31/07    $       6.29         $        11       $       69              1.25%               0.4%
12/31/06            6.27                  11               69              1.25%               9.8%
12/31/05            5.71                   7               40              1.25%              14.2%
04/20/05            5.00                 -                -                 0.0%               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07              0.0%
12/31/06              0.3%
12/31/05              0.0%

                       AUL American Individual Unit Trust
                                   Old Mutual
                                    Small Cap

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                   Investments            Cost of       Mutual Fund
                                      at Value        Investments            Shares
                                --------------     --------------    --------------
Investments                     $       62,878     $       65,195             2,812
Receivables: investments sold              -       ==============    ==============
Payables: investments redeemed             (13)
                                --------------
Net assets                      $       62,865
                                ==============

                                                            Units      Accumulation
                                    Net Assets        Outstanding        Unit Value
                                --------------     --------------    --------------
                                        62,865              9,456    $         6.65

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                   $        3,062
   Mortality & expense charges                                                  773
                                                                     --------------
   Net investment income (loss)                                               2,289
                                                                     --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   1,761
   Realized gain distributions                                                5,681
   Net change in unrealized appreciation (depreciation)                      (7,974)
                                                                     --------------
   Net gain (loss)                                                             (532)
                                                                     --------------
Increase (decrease) in net assets from operations                    $        1,757
                                                                     ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended      Year ended
                                                         12/31/2007      12/31/2006
                                                       ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $      2,289    $       (464)
   Net realized gain (loss)                                   1,761              24
   Realized gain distributions                                5,681             -
   Net change in unrealized appreciation
      (depreciation)                                         (7,974)          5,647
                                                       ------------    ------------
Increase (decrease) in net assets from operations             1,757           5,207
                                                       ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                  25,889          24,369
   Cost of units redeemed                                   (11,924)         (4,832)
   Account charges                                              (26)             (8)
                                                       ------------    ------------
   Increase (decrease)                                       13,939          19,529
                                                       ------------    ------------
Net increase (decrease)                                      15,696          24,736
Net assets, beginning                                        47,169          22,433
                                                       ------------    ------------
Net assets, ending                                     $     62,865    $     47,169
                                                       ============    ============
Units sold                                                    3,758           4,244
Units redeemed                                               (1,773)           (869)
                                                       ------------    ------------
Net increase (decrease)                                       1,985           3,375
Units outstanding, beginning                                  7,471           4,096
                                                       ------------    ------------
Units outstanding, ending                                     9,456           7,471
                                                       ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                               $     72,467
Cost of units redeemed/account charges                                      (16,790)
Net investment income (loss)                                                  1,802
Net realized gain (loss)                                                      2,022
Realized gain distributions                                                   5,681
Net change in unrealized appreciation (depreciation)                         (2,317)
                                                                       ------------
                                                                       $     62,865
                                                                       ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                        Expense as a
                                 Outstanding       Net Assets       % of Average
              Unit Value              (000s)           (000s)         Net Assets       Total Return
            ---------------------------------------------------------------------------------------
12/31/07    $       6.65         $         9       $       63              1.25%               5.3%
12/31/06            6.31                   7               47              1.25%              15.2%
12/31/05            5.48                   4               22              1.25%               9.6%
04/20/05            5.00                 -                -                 0.0%               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07              5.6%
12/31/06              0.0%
12/31/05              0.0%

                       AUL American Individual Unit Trust
                                      AIM
                                    Dynamics

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                   Investments            Cost of       Mutual Fund
                                      at Value        Investments            Shares
                                --------------     --------------    --------------
Investments                     $       22,103     $       20,544             1,149
Receivables: investments sold              -       ==============    ==============
Payables: investments redeemed              (2)
                                --------------
Net assets                      $       22,101
                                ==============

                                                            Units      Accumulation
                                    Net Assets        Outstanding        Unit Value
                                --------------     --------------    --------------
                                        22,101              2,948    $         7.50

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                   $          -
   Mortality & expense charges                                                  323
                                                                     --------------
   Net investment income (loss)                                                (323)
                                                                     --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   2,514
   Realized gain distributions                                                  -
   Net change in unrealized appreciation (depreciation)                         370
                                                                     --------------
   Net gain (loss)                                                            2,884
                                                                     --------------
Increase (decrease) in net assets from operations                    $        2,561
                                                                     ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended      Year ended
                                                         12/31/2007      12/31/2006
                                                       ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $       (323)   $       (320)
   Net realized gain (loss)                                   2,514            (634)
   Realized gain distributions                                  -               -
   Net change in unrealized appreciation
      (depreciation)                                            370           1,189
                                                       ------------    ------------
Increase (decrease) in net assets from operations             2,561             235
                                                       ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                  16,351          51,506
   Cost of units redeemed                                   (14,808)        (33,696)
   Account Charges                                              (11)            (37)
                                                       ------------    ------------
   Increase (decrease)                                        1,532          17,773
                                                       ------------    ------------
Net increase (decrease)                                       4,093          18,008
Net assets, beginning                                        18,008             -
                                                       ------------    ------------
Net assets, ending                                     $     22,101    $     18,008
                                                       ============    ============
Units sold                                                    2,255           8,138
Units redeemed                                               (1,968)         (5,477)
                                                       ------------    ------------
Net increase (decrease)                                         287           2,661
Units outstanding, beginning                                  2,661             -
                                                       ------------    ------------
Units outstanding, ending                                     2,948           2,661
                                                       ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                               $     67,857
Cost of units redeemed/account charges                                      (48,552)
Net investment income (loss)                                                   (643)
Net realized gain (loss)                                                      1,880
Realized gain distributions                                                     -
Net change in unrealized appreciation (depreciation)                          1,559
                                                                       ------------
                                                                       $     22,101
                                                                       ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                        Expense as a
                                 Outstanding       Net Assets       % of Average
              Unit Value              (000s)           (000s)         Net Assets       Total Return
            ---------------------------------------------------------------------------------------
12/31/07     $      7.50         $         3       $       22              1.25%              10.8%
12/31/06            6.77                   3               18              1.25%              14.7%
12/31/05            5.90                 -                -                0.00%               0.0%
04/20/05            5.00                 -                -                0.00%               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07              0.0%
12/31/06              0.0%
12/31/05              0.0%

                       AUL American Individual Unit Trust
                                      AIM
                               Financial Services

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                   Investments            Cost of       Mutual Fund
                                      at Value        Investments            Shares
                                --------------     --------------    --------------
Investments                     $       87,456     $       90,124             7,149
Receivables: investments sold              203     ==============    ==============
Payables: investments redeemed             (10)
                                --------------
Net assets                      $       87,649
                                ==============

                                                            Units      Accumulation
                                    Net Assets        Outstanding        Unit Value
                                --------------     --------------    --------------
                                       87,649              17,564    $         4.99

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                   $        1,799
   Mortality & expense charges                                                  320
                                                                     --------------
   Net investment income (loss)                                               1,479
                                                                     --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  (7,074)
   Realized gain distributions                                                6,025
   Net change in unrealized appreciation (depreciation)                      (3,454)
                                                                     --------------
   Net gain (loss)                                                           (4,503)
                                                                     --------------
Increase (decrease) in net assets from operations                    $       (3,024)
                                                                     ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended      Year ended
                                                         12/31/2007      12/31/2006
                                                       ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $      1,479    $        567
   Net realized gain (loss)                                  (7,074)              1
   Realized gain distributions                                6,025             252
   Net change in unrealized appreciation
     (depreciation)                                          (3,454)            786
                                                       ------------    ------------
Increase (decrease) in net assets from operations            (3,024)          1,606
                                                       ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                 155,880          42,499
   Cost of units redeemed                                  (109,298)            -
   Account Charges                                              (14)            -
                                                       ------------    ------------
   Increase (decrease)                                       46,568          42,499
                                                       ------------    ------------
Net increase (decrease)                                      43,544          44,105
Net assets, beginning                                        44,105             -
                                                       ------------    ------------
Net assets, ending                                     $     87,649    $     44,105
                                                       ============    ============
Units sold                                                   29,749           6,789
Units redeemed                                              (18,974)            -
                                                       ------------    ------------
Net increase (decrease)                                      10,775           6,789
Units outstanding, beginning                                  6,789             -
                                                       ------------    ------------
Units outstanding, ending                                    17,564           6,789
                                                       ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                               $    210,446
Cost of units redeemed/account charges                                     (121,518)
Net investment income (loss)                                                  2,036
Net realized gain (loss)                                                     (6,924)
Realized gain distributions                                                   6,277
Net change in unrealized appreciation (depreciation)                         (2,668)
                                                                       ------------
                                                                       $     87,649
                                                                       ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                        Expense as a
                                 Outstanding       Net Assets       % of Average
              Unit Value              (000s)           (000s)         Net Assets        Total Return
            ----------------------------------------------------------------------------------------
12/31/07      $     4.99         $        18       $       88              1.25%              -23.2%
12/31/06            6.50                   7               44              1.25%               15.0%
12/31/05            5.65                 -                -                0.00%               13.0%
04/20/05            5.00                 -                -                0.00%                0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07              2.7%
12/31/06              3.0%
12/31/05              0.0%

                       AUL American Individual Unit Trust
                                      AIM
                               Global Health Care

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                   Investments            Cost of       Mutual Fund
                                      at Value        Investments            Shares
                                --------------     --------------    --------------
Investments                     $       49,395     $       44,898             2,053
Receivables: investments sold                1     ==============    ==============
Payables: investments redeemed              (5)
                                --------------
Net assets                      $       49,391
                                ==============

                                                            Units      Accumulation
                                    Net Assets        Outstanding        Unit Value
                                --------------     --------------    --------------
                                       49,391              7,671     $         6.44

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                   $          -
   Mortality & expense charges                                                  663
                                                                     --------------
   Net investment income (loss)                                                (663)
                                                                     --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   4,092
   Realized gain distributions                                                  -
   Net change in unrealized appreciation (depreciation)                       1,992
                                                                     --------------
   Net gain (loss)                                                            6,084
                                                                     --------------
Increase (decrease) in net assets from operations                    $        5,421
                                                                     ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended      Year ended
                                                         12/31/2007      12/31/2006
                                                       ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $       (663)   $       (482)
   Net realized gain (loss)                                   4,092              14
   Realized gain distributions                                  -               -
   Net change in unrealized appreciation
      (depreciation)                                          1,992           1,897
                                                       ------------    ------------
Increase (decrease) in net assets from operations             5,421           1,429
                                                       ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                  10,683          34,581
   Cost of units redeemed                                   (34,938)           (125)
   Account Charges                                               (9)             (5)
                                                       ------------    ------------
   Increase (decrease)                                      (24,264)         34,451
                                                       ------------    ------------
Net increase (decrease)                                     (18,843)         35,880
Net assets, beginning                                        68,234          32,354
                                                       ------------    ------------
Net assets, ending                                     $     49,391    $     68,234
                                                       ============    ============
Units sold                                                    1,679           5,960
Units redeemed                                               (5,714)            (22)
                                                       ------------    ------------
Net increase (decrease)                                      (4,035)          5,938
Units outstanding, beginning                                 11,706           5,768
                                                       ------------    ------------
Units outstanding, ending                                     7,671          11,706
                                                       ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                               $     77,295
Cost of units redeemed/account charges                                      (35,257)
Net investment income (loss)                                                 (1,244)
Net realized gain (loss)                                                      4,101
Realized gain distributions                                                     -
Net change in unrealized appreciation (depreciation)                          4,496
                                                                       ------------
                                                                       $     49,391
                                                                       ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                        Expense as a
                                 Outstanding       Net Assets       % of Average
              Unit Value              (000s)           (000s)         Net Assets       Total Return
            ---------------------------------------------------------------------------------------
12/31/07      $     6.44         $         8       $       49              1.25%              10.5%
12/31/06            5.83                  12               68              1.25%               3.9%
12/31/05            5.61                   6               32              1.25%              12.2%
04/20/05            5.00                 -                -                0.00%               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07              0.0%
12/31/06              0.0%
12/31/05              0.0%

                       AUL American Individual Unit Trust
                                      AIM
                                   Utilities

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                   Investments            Cost of       Mutual Fund
                                      at Value        Investments            Shares
                                --------------     --------------    ---------------
Investments                     $      313,381     $      313,388             13,148
Receivables: investments sold            1,815     ==============    ===============
Payables: investments redeemed             (27)
                                --------------
Net assets                      $      315,169
                                ==============

                                                            Units      Accumulation
                                    Net Assets        Outstanding        Unit Value
                                --------------     --------------    --------------
                                        315,169             38,272   $         8.23

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                   $        7,752
   Mortality & expense charges                                                6,645
                                                                     --------------
   Net investment income (loss)                                               1,107
                                                                     --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 113,621
   Realized gain distributions                                               15,389
   Net change in unrealized appreciation (depreciation)                     (47,817)
                                                                     --------------
   Net gain (loss)                                                           81,193
                                                                     --------------
Increase (decrease) in net assets from operations                    $       82,300
                                                                     ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended      Year ended
                                                         12/31/2007      12/31/2006
                                                       ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $      1,107    $     16,351
   Net realized gain (loss)                                 113,621           9,732
   Realized gain distributions                               15,389          13,330
   Net change in unrealized appreciation
      (depreciation)                                        (47,817)         56,756
                                                       ------------    ------------
Increase (decrease) in net assets from operations            82,300          96,169
                                                       ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                 268,039         483,614
   Cost of units redeemed                                  (727,397)       (424,020)
   Account Charges                                             (182)           (105)
                                                       ------------    ------------
   Increase (decrease)                                     (459,540)         59,489
                                                       ------------    ------------
Net increase (decrease)                                    (377,240)        155,658
Net assets, beginning                                       692,409         536,751
                                                       ------------    ------------
Net assets, ending                                     $    315,169    $    692,409
                                                       ============    ============
Units sold                                                   34,564          77,447
Units redeemed                                              (96,505)        (73,451)
                                                       ------------    ------------
Net increase (decrease)                                     (61,941)          3,996
Units outstanding, beginning                                100,213          96,217
                                                       ------------    ------------
Units outstanding, ending                                    38,272         100,213
                                                       ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                               $  1,293,190
Cost of units redeemed/account charges                                   (1,158,811)
Net investment income (loss)                                                 28,640
Net realized gain (loss)                                                    123,438
Realized gain distributions                                                  28,719
Net change in unrealized appreciation (depreciation)                             (7)
                                                                       ------------
                                                                       $    315,169
                                                                       ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                        Expense as a
                                 Outstanding       Net Assets       % of Average
              Unit Value              (000s)           (000s)         Net Assets       Total Return
            ---------------------------------------------------------------------------------------
12/31/07      $     8.23         $        38       $      315              1.25%              19.1%
12/31/06            6.91                 100              692              1.25%              23.9%
12/31/05            5.58                  96              537              1.25%              11.6%
04/20/05            5.00                 -                -                0.00%               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07              1.5%
12/31/06              3.5%
12/31/05              6.7%

                       AUL American Individual Unit Trust
                                      AIM
                                  High Yield

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                   Investments            Cost of       Mutual Fund
                                      at Value        Investments            Shares
                                --------------     --------------    --------------
Investments                     $       36,131     $       38,737             6,294
Receivables: investments sold                2     ==============    ==============
Payables: investments redeemed              (4)
                                --------------
Net assets                      $       36,129
                                ==============

                                                            Units      Accumulation
                                    Net Assets        Outstanding        Unit Value
                                --------------     --------------    --------------
                                        36,129              6,347    $         5.69

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                   $        2,810
   Mortality & expense charges                                                  305
                                                                     --------------
   Net investment income (loss)                                               2,505
                                                                     --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    (650)
   Realized gain distributions                                                  -
   Net change in unrealized appreciation (depreciation)                      (1,762)
                                                                     --------------
   Net gain (loss)                                                           (2,412)
                                                                     --------------
Increase (decrease) in net assets from operations                    $           93
                                                                     ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended      Year ended
                                                         12/31/2007      12/31/2006
                                                       ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $      2,505    $      1,193
   Net realized gain (loss)                                    (650)           (295)
   Realized gain distributions                                  -               -
   Net change in unrealized appreciation
      (depreciation)                                         (1,762)            743
                                                       ------------    ------------
Increase (decrease) in net assets from operations                93           1,641
                                                       ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                  33,181           4,454
   Cost of units redeemed                                   (14,219)         (5,706)
   Account Charges                                              (16)            (22)
                                                       ------------    ------------
   Increase (decrease)                                       18,946          (1,274)
                                                       ------------    ------------
Net increase (decrease)                                      19,039             367
Net assets, beginning                                        17,090          16,723
                                                       ------------    ------------
Net assets, ending                                     $     36,129    $     17,090
                                                       ============    ============
Units sold                                                    5,808             842
Units redeemed                                               (2,462)         (1,053)
                                                       ------------    ------------
Net increase (decrease)                                       3,346            (211)
Units outstanding, beginning                                  3,001           3,212
                                                       ------------    ------------
Units outstanding, ending                                     6,347           3,001
                                                       ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                               $     54,529
Cost of units redeemed/account charges                                      (19,975)
Net investment income (loss)                                                  5,129
Net realized gain (loss)                                                       (948)
Realized gain distributions                                                     -
Net change in unrealized appreciation (depreciation)                         (2,606)
                                                                       ------------
                                                                       $     36,129
                                                                       ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                        Expense as a
                                 Outstanding       Net Assets       % of Average
              Unit Value              (000s)           (000s)         Net Assets      Total Return
            --------------------------------------------------------------------------------------
12/31/07      $     5.69         $         6       $       36              1.25%              0.0%
12/31/06            5.69                   3               17              1.25%              9.3%
12/31/05            5.21                   3               17              1.25%              4.2%
04/20/05            5.00                 -                -                0.00%              0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07              10.6%
12/31/06               8.4%
12/31/05               9.3%

                       AUL American Individual Unit Trust
                                       AIM
                                   Real Estate

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                            Investments           Cost of       Mutual Fund
                                               at Value       Investments            Shares
                                         --------------    --------------    --------------
Investments                              $      468,815    $      623,226            21,793
Receivables: investments sold                     8,000    ==============    ==============
Payables: investments redeemed                       (2)
                                         --------------
Net assets                               $      476,813
                                         ==============

                                                                    Units      Accumulation
                                             Net Assets       Outstanding        Unit Value
                                         --------------    --------------    --------------
                                              476,812              62,974    $         7.57

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                     $       38,724
   Mortality & expense charges                                                 10,814
                                                                       --------------
   Net investment income (loss)                                                27,910
                                                                       --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    93,899
   Realized gain distributions                                                 73,615
   Net change in unrealized appreciation (depreciation)                      (232,260)
                                                                       --------------
   Net gain (loss)                                                            (64,746)
                                                                       --------------
Increase (decrease) in net assets from operations                      $      (36,836)
                                                                       ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Year ended             Year ended
                                                                 12/31/2007             12/31/2006
                                                               ------------           ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 $     27,910           $      3,730
  Net realized gain (loss)                                           93,899                 27,129
  Realized gain distributions                                        73,615                 27,968
  Net change in unrealized appreciation
    (depreciation)                                                 (232,260)                76,565
                                                               ------------           ------------
Increase (decrease) in net assets from operations                   (36,836)               135,392
                                                               ------------           ------------
Contract owner transactions:
  Proceeds from units sold                                          459,419                923,280
  Cost of units redeemed                                           (939,087)              (146,427)
  Account Charges                                                      (503)                  (197)
                                                               ------------           ------------
  Increase (decrease)                                              (480,171)               776,656
                                                               ------------           ------------
Net increase (decrease)                                            (517,007)               912,048
Net assets, beginning                                               993,820                 81,772
                                                               ------------           ------------
Net assets, ending                                             $    476,813           $    993,820
                                                               ============           ============
Units sold                                                           54,162                128,947
Units redeemed                                                     (113,626)               (20,697)
                                                               ------------           ------------
Net increase (decrease)                                             (59,464)               108,250
Units outstanding, beginning                                        122,438                 14,188
                                                               ------------           ------------
Units outstanding, ending                                            62,974                122,438
                                                               ============           ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $  1,511,373
Cost of units redeemed/account charges                                                  (1,135,668)
Net investment income (loss)                                                                32,023
Net realized gain (loss)                                                                   120,148
Realized gain distributions                                                                103,348
Net change in unrealized appreciation (depreciation)                                      (154,411)
                                                                                      ------------
                                                                                      $    476,813
                                                                                      ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    Units                       Expense as a
                              Outstanding       Net Assets      % of Average
              Unit Value           (000s)           (000s)        Net Assets       Total Return
              ---------------------------------------------------------------------------------
12/31/07      $     7.57      $        63       $      477             1.25%              -6.7%
12/31/06            8.12              122              994             1.25%              40.9%
12/31/05            5.76               14               82             1.25%              15.2%
04/20/05            5.00              -                -               0.00%               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07             5.3%
12/31/06             1.5%
12/31/05             1.2%

                       AUL American Individual Unit Trust
                                Neuberger Berman
                                Fasciano Class S

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $      162,743    $      161,311            11,222
Receivables: investments sold                    1    ==============    ==============
Payables: investments redeemed                 (17)
                                    --------------
Net assets                          $      162,727
                                    ==============

                                                                Units      Accumulation
                                         Net Assets       Outstanding        Unit Value
                                     --------------    --------------    --------------
                                            162,727            28,007    $         5.81

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             2,355
                                                                  --------------
   Net investment income (loss)                                           (2,355)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                3,656
   Realized gain distributions                                             1,287
   Net change in unrealized appreciation (depreciation)                   (2,371)
                                                                  --------------
   Net gain (loss)                                                         2,572
                                                                  --------------
Increase (decrease) in net assets from operations                 $          217
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          Year ended         Year ended
                                                          12/31/2007         12/31/2006
                                                        ------------       ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $     (2,355)      $     (2,740)
   Net realized gain (loss)                                    3,656              2,882
   Realized gain distributions                                 1,287              5,644
   Net change in unrealized appreciation
      (depreciation)                                          (2,371)               (11)
                                                        ------------       ------------
Increase (decrease) in net assets from operations                217              5,775
                                                        ------------       ------------
Contract owner transactions:
   Proceeds from units sold                                    6,918             59,173
   Cost of units redeemed                                    (40,334)           (80,642)
   Account charges                                               (65)               (66)
                                                        ------------       ------------
   Increase (decrease)                                       (33,481)           (21,535)
                                                        ------------       ------------
Net increase (decrease)                                      (33,264)           (15,760)
Net assets, beginning                                        195,991            211,751
                                                        ------------       ------------
Net assets, ending                                      $    162,727       $    195,991
                                                        ============       ============
Units sold                                                     1,147             10,108
Units redeemed                                                (6,622)           (14,229)
                                                        ------------       ------------
Net increase (decrease)                                       (5,475)            (4,121)
Units outstanding, beginning                                  33,482             37,603
                                                        ------------       ------------
Units outstanding, ending                                     28,007             33,482
                                                        ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                   $    276,330
Cost of units redeemed/account charges                                         (123,498)
Net investment income (loss)                                                     (5,219)
Net realized gain (loss)                                                          6,751
Realized gain distributions                                                       6,931
Net change in unrealized appreciation (depreciation)                              1,432
                                                                           ------------
                                                                            $   162,727
                                                                           ------------

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                   Units                  Expense as a
                             Outstanding    Net Assets    % of Average
              Unit Value          (000s)        (000s)      Net Assets    Total Return
              ------------------------------------------------------------------------
12/31/07       $    5.81     $        28    $      163           1.25%           -0.7%
12/31/06            5.85              33           196           1.25%            4.0%
12/31/05            5.63              38           212           1.25%           12.6%
04/20/05            5.00            -              -             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07            0.0%
12/31/06            0.0%
12/31/05            0.7%

                       AUL American Individual Unit Trust
                                Neuberger Berman
                                   AMT Regency

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                        Investments           Cost of       Mutual Fund
                                           at Value       Investments            Shares
                                     --------------    --------------    --------------
Investments                          $      210,392    $      209,044            12,962
Receivables: investments sold                     1    ==============    ==============
Payables: investments redeemed                  (33)
                                     --------------
Net assets                           $      210,360
                                     ==============

                                                                Units      Accumulation
                                         Net Assets       Outstanding        Unit Value
                                     --------------    --------------    --------------
                                            210,360            32,222    $         6.53

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        1,114
   Mortality & expense charges                                             3,173
                                                                  --------------
   Net investment income (loss)                                           (2,059)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                8,619
   Realized gain distributions                                             6,697
   Net change in unrealized appreciation (depreciation)                   (8,456)
                                                                  --------------
   Net gain (loss)                                                         6,860
                                                                  --------------
Increase (decrease) in net assets from operations                 $        4,801
                                                                  --------------

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          Year ended         Year ended
                                                          12/31/2007         12/31/2006
                                                        ------------       ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $     (2,059)      $       (375)
   Net realized gain (loss)                                    8,619              2,254
   Realized gain distributions                                 6,697             10,071
   Net change in unrealized appreciation
      (depreciation)                                          (8,456)             6,010
                                                        ------------       ------------
Increase (decrease) in net assets from operations              4,801             17,960
                                                        ------------       ------------
Contract owner transactions:
   Proceeds from units sold                                  132,325             82,364
   Cost of units redeemed                                   (145,150)           (55,951)
   Account charges                                               (77)               (91)
                                                        ------------       ------------
   Increase (decrease)                                       (12,902)            26,322
                                                        ------------       ------------
Net increase (decrease)                                       (8,101)            44,282
Net assets, beginning                                        218,461            174,179
                                                        ------------       ------------
Net assets, ending                                      $    210,360       $    218,461
                                                        ============       ============
Units sold                                                    20,534             13,598
Units redeemed                                               (22,448)            (9,342)
                                                        ------------       ------------
Net increase (decrease)                                       (1,914)             4,256
Units outstanding, beginning                                  34,136             29,880
                                                        ------------       ------------
Units outstanding, ending                                     32,222             34,136
                                                        ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                   $    383,591
Cost of units redeemed/account charges                                         (204,699)
Net investment income (loss)                                                     (2,977)
Net realized gain (loss)                                                         11,064
Realized gain distributions                                                      22,033
Net change in unrealized appreciation (depreciation)                              1,348
                                                                           ------------
                                                                           $    210,360
                                                                           ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                   Units                  Expense as a
                             Outstanding    Net Assets    % of Average
              Unit Value          (000s)        (000s)      Net Assets    Total Return
              ------------------------------------------------------------------------
12/31/07       $    6.53     $        32    $      210           1.25%            2.0%
12/31/06            6.40              34           218           1.25%            9.8%
12/31/05            5.83              30           174           1.25%           16.6%
04/20/05            5.00            -              -             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07            0.5%
12/31/06            1.1%
12/31/05            0.1%

                       AUL American Individual Unit Trust
                                Neuberger Berman
                              Limited Maturity Bond

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                        Investments           Cost of       Mutual Fund
                                           at Value       Investments            Shares
                                     --------------    --------------    --------------
Investments                          $      292,971    $      291,537            22,533
Receivables: investments sold                     1    ==============    ==============
Payables: investments redeemed                  (27)
                                     --------------
Net assets                           $      292,945
                                     ==============

                                                                Units      Accumulation
                                         Net Assets       Outstanding        Unit Value
                                     --------------    --------------    --------------
                                            292,945           54,828     $         5.34

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        4,700
   Mortality & expense charges                                             1,906
                                                                  --------------
   Net investment income (loss)                                            2,794
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                1,235
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    1,210
                                                                  --------------
   Net gain (loss)                                                         2,445
                                                                  --------------
Increase (decrease) in net assets from operations                 $        5,239
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          Year ended         Year ended
                                                          12/31/2007         12/31/2006
                                                        ------------       ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $      2,794       $      2,717
   Net realized gain (loss)                                    1,235                619
   Realized gain distributions                                   -                  -
   Net change in unrealized appreciation
      (depreciation)                                           1,210                  4
                                                        ------------       ------------
Increase (decrease) in net assets from operations              5,239              3,340
                                                        ------------       ------------
Contract owner transactions:
   Proceeds from units sold                                  235,033             84,205
   Cost of units redeemed                                    (52,218)           (60,435)
   Account charges                                              (104)               (33)
                                                        ------------       ------------
   Increase (decrease)                                       182,711             23,737
                                                        ------------       ------------
Net increase (decrease)                                      187,950             27,077
Net assets, beginning                                        104,995             77,918
                                                        ------------       ------------
Net assets, ending                                      $    292,945       $    104,995
                                                        ============       ============
Units sold                                                    44,637             16,612
Units redeemed                                               (10,140)           (11,808)
                                                        ------------       ------------
Net increase (decrease)                                       34,497              4,804
Units outstanding, beginning                                  20,331             15,527
                                                        ------------       ------------
Units outstanding, ending                                     54,828             20,331
                                                        ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                   $    396,883
Cost of units redeemed/account charges                                         (112,800)
Net investment income (loss)                                                      5,576
Net realized gain (loss)                                                          1,852
Realized gain distributions                                                         -
Net change in unrealized appreciation (depreciation)                              1,434
                                                                           ------------
                                                                           $    292,945
                                                                           ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                   Units                  Expense as a
                             Outstanding    Net Assets    % of Average
              Unit Value          (000s)        (000s)      Net Assets    Total Return
              ------------------------------------------------------------------------
12/31/07       $    5.34     $        55    $      293           1.25%            3.5%
12/31/06            5.16              20           105           1.25%            2.9%
12/31/05            5.02              16            78           1.25%            0.4%
04/20/05            5.00            -             -              0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07            2.4%
12/31/06            4.4%
12/31/05            1.4%

                       AUL American Individual Unit Trust
                                     Calvert
                              Social Mid-Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                            Investments           Cost of       Mutual Fund
                                               at Value       Investments            Shares
                                         --------------    --------------    --------------
Investments                              $    1,384,560    $      987,222            45,335
Receivables: investments sold                         3    ==============    ==============
Payables: investments redeemed                      (15)
                                         --------------
Net assets                               $    1,384,548
                                         ==============

                                                                    Units      Accumulation
                                             Net assets       Outstanding        Unit Value
                                         --------------    --------------    --------------
                                              1,384,548           117,438    $        11.79

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $      22,741
   Mortality & expense charges                                           18,528
                                                                  -------------
   Net investment income (loss)                                           4,213
                                                                  -------------
Gain (loss) on investments:
   Net realized gain (loss)                                              85,011
   Realized gain distributions                                            5,228
   Net change in unrealized appreciation (depreciation)                  37,693
                                                                  -------------
   Net gain (loss)                                                      127,932
                                                                  -------------
Increase (decrease) in net assets from operations                 $     132,145
                                                                  =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended        Year ended
                                                        12/31/2007        12/31/2006
                                                      ------------     -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                       $      4,213     $     (21,358)
   Net realized gain (loss)                                 85,011           (10,052)
   Realized gain distributions                               5,228               -
   Net change in unrealized appreciation
      (depreciation)                                        37,693           123,482
                                                      ------------     -------------
 Increase (decrease) in net assets from operations         132,145            92,072
                                                      ------------     -------------
 Contract owner transactions:
   Proceeds from units sold                                 33,273            64,048
   Cost of units redeemed                                 (341,791)         (444,969)
   Account charges                                          (2,015)           (2,680)
                                                      ------------     -------------
   Increase (decrease)                                    (310,533)         (383,601)
                                                      ------------     -------------
Net increase (decrease)                                   (178,388)         (291,529)
Net assets, beginning                                    1,562,936         1,854,465
                                                      ------------     -------------
Net assets, ending                                    $  1,384,548     $   1,562,936
                                                      ============     =============
Units sold                                                   7,305             5,943
Units redeemed                                             (34,084)          (42,342)
                                                      ------------     -------------
Net increase (decrease)                                    (26,779)          (36,399)
Units outstanding, beginning                               144,217           180,616
                                                      ------------     -------------
Units outstanding, ending                                  117,438           144,217
                                                      ============     =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    7,002,522
Cost of units redeemed/account charges                                (6,581,379)
Net investment income (loss)                                           1,149,799
Net realized gain (loss)                                                (588,960)
Realized gain distributions                                                5,228
Net change in unrealized appreciation (depreciation)                     397,338
                                                                  --------------
                                                                  $    1,384,548
                                                                  ==============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                      Units                     Expense as a
                                Outstanding     Net Assets      % of Average
                 Unit Value          (000s)         (000s)        Net Assets      Total Return
                ------------------------------------------------------------------------------
12/31/07          $   11.79         $   117      $   1,385             1.25%              8.8%
12/31/06              10.84             144          1,563             1.25%              5.6%
12/31/05              10.27             181          1,854             1.25%             -0.8%
12/31/04              10.35             232          2,403             1.25%              7.9%
12/31/03               9.59             280          2,686             1.25%             30.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        1.5%
12/31/06        0.0%
12/31/05        0.0%
12/31/04        0.0%
12/31/03        0.0%

                       AUL American Individual Unit Trust
                                     Dreyfus
                                VIF Appreciation

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                            Investments           Cost of       Mutual Fund
                                               at Value       Investments            Shares
                                         --------------    --------------    --------------
Investments                              $        3,150    $        2,928                71
Receivables: investments sold                        -     ==============    ==============
Payables: investments redeemed                       (1)
                                         --------------
Net assets                               $        3,149
                                         ==============

                                                                    Units      Accumulation
                                             Net assets       Outstanding        Unit Value
                                         --------------    --------------    --------------
                                                  3,149               500     $        6.30

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          83
   Mortality & expense charges                                               51
                                                                  -------------
   Net investment income (loss)                                              32
                                                                  -------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 536
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                    (312)
                                                                  -------------
   Net gain (loss)                                                          224
                                                                  -------------
Increase (decrease) in net assets from operations                 $         256
                                                                  =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended        Year ended
                                                        12/31/2007        12/31/2006
                                                      ------------     -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                       $         32     $         (20)
   Net realized gain (loss)                                    536                 1
   Realized gain distributions                                 -                 -
   Net change in unrealized appreciation
      (depreciation)                                          (312)              533
                                                      ------------     -------------
Increase (decrease) in net assets from operations              256               514
                                                      ------------     -------------
Contract owner transactions:
   Proceeds from units sold                                    880             6,630
   Cost of units redeemed                                   (5,763)                0
   Account charges                                              (1)               (7)
                                                      ------------     -------------
   Increase (decrease)                                      (4,884)            6,623
                                                      ------------     -------------
Net increase (decrease)                                     (4,628)            7,137
Net assets, beginning                                        7,777               640
                                                      ------------     -------------
Net assets, ending                                    $      3,149     $       7,777
                                                      ============     =============
Units sold                                                     143             1,181
Units redeemed                                                (946)               (1)
                                                      ------------     -------------
Net increase (decrease)                                       (803)            1,180
Units outstanding, beginning                                 1,303               123
                                                      ------------     -------------
Units outstanding, ending                                      500             1,303
                                                      ============     =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                          $        8,150
Cost of units redeemed/account charges                                    (5,771)
Net investment income (loss)                                                  11
Net realized gain (loss)                                                     537
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         222
                                                                  --------------
                                                                  $        3,149
                                                                  ==============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                      Units                     Expense as a
                                Outstanding     Net Assets      % of Average
                 Unit Value          (000s)         (000s)        Net Assets      Total Return
                ------------------------------------------------------------------------------
12/31/07          $    6.30         $     1      $       3             1.25%              5.5%
12/31/06               5.97               1              8             1.25%             14.8%
12/31/05               5.20               0              1             1.25%              8.4%
04/20/05               5.00              -              -              0.00%              0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        1.5%
12/31/06        0.3%
12/31/05        0.0%

                       AUL American Individual Unit Trust
                                     Dreyfus
                                Technology Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                            Investments           Cost of       Mutual Fund
                                               at Value       Investments            Shares
                                         --------------    --------------    --------------
Investments                              $       12,979    $       12,287             1,222
Receivables: investments sold                         1    ==============    ==============
Payables: investments redeemed                      (12)
                                         --------------
Net assets                               $       12,968
                                         ==============

                                                                    Units      Accumulation
                                             Net assets       Outstanding        Unit Value
                                         --------------    --------------    --------------
                                                 12,968             1,957    $         6.63

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $         -
   Mortality & expense charges                                              201
                                                                  -------------
   Net investment income (loss)                                            (201)
                                                                  -------------
Gain (loss) on investments:
   Net realized gain (loss)                                               6,341
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                     603
                                                                  -------------
   Net gain (loss)                                                        6,944
                                                                  -------------
Increase (decrease) in net assets from operations                 $       6,743
                                                                  =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended        Year ended
                                                        12/31/2007        12/31/2006
                                                      ------------     -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                       $       (201)    $         (38)
   Net realized gain (loss)                                  6,341               -
   Realized gain distributions                                 -                 -
   Net change in unrealized appreciation
      (depreciation)                                           603                89
                                                      ------------     -------------
Increase (decrease) in net assets from operations            6,743                51
                                                      ------------     -------------
Contract owner transactions:
   Proceeds from units sold                                 97,580             5,218
   Cost of units redeemed                                  (96,615)              -
   Account charges                                              (9)              -
                                                      ------------     -------------
   Increase (decrease)                                         956             5,218
                                                      ------------     -------------
Net increase (decrease)                                      7,699             5,269
Net assets, beginning                                        5,269               -
                                                      ------------     -------------
Net assets, ending                                    $     12,968     $       5,269
                                                      ============     =============
Units sold                                                  15,494               898
Units redeemed                                             (14,435)              -
                                                      ------------     -------------
Net increase (decrease)                                      1,059               898
Units outstanding, beginning                                   898               -
                                                      ------------     -------------
Units outstanding, ending                                    1,957               898
                                                      ============     =============

--------------------------------------------------------------------------------
                    Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                          $      102,798
Cost of units redeemed/account charges                                   (96,624)
Net investment income (loss)                                                (239)
Net realized gain (loss)                                                   6,341
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         692
                                                                  --------------
                                                                  $       12,968
                                                                  ==============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                      Units                     Expense as a
                                Outstanding     Net Assets      % of Average
                 Unit Value          (000s)         (000s)        Net Assets      Total Return
                ------------------------------------------------------------------------------
12/31/07          $    6.63         $     2      $      13             1.25%              13.0%
12/31/06               5.86               1              5             1.25%               2.7%
12/31/05               5.71              -              -              0.00%               0.0%
04/20/05               5.00              -              -              0.00%               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        0.0%
12/31/06        0.0%
12/31/05        0.0%

                       AUL American Individual Unit Trust
                                    Vanguard
                                VF Mid Cap Index

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $      801,905    $      818,282            43,160
Receivables: investments sold                  -      ==============    ==============
Payables: investments redeemed                 (64)
                                    --------------
Net assets                          $      801,841
                                    ==============

                                                                Units      Accumulation
                                         Net Assets       Outstanding        Unit Value
                                     --------------    --------------    --------------
                                            801,841           115,782    $         6.93

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        9,719
   Mortality & expense charges                                            10,443
                                                                  --------------
   Net investment income (loss)                                             (724)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               21,783
   Realized gain distributions                                            81,861
   Net change in unrealized appreciation (depreciation)                  (70,061)
                                                                  --------------
   Net gain (loss)                                                        33,583
                                                                  --------------
Increase (decrease) in net assets from operations                 $       32,859
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          Year ended         Year ended
                                                          12/31/2007         12/31/2006
                                                        ------------       ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $       (724)      $     (1,565)
   Net realized gain (loss)                                   21,783              7,413
   Realized gain distributions                                81,861             21,176
   Net change in unrealized appreciation
      (depreciation)                                         (70,061)            37,000
                                                        ------------       ------------
Increase (decrease) in net assets from operations             32,859             64,024
                                                        ------------       ------------
Contract owner transactions:
   Proceeds from units sold                                  222,426            479,364
   Cost of units redeemed                                   (211,410)           (94,469)
   Account charges                                              (276)              (186)
                                                        ------------       ------------
   Increase (decrease)                                        10,740            384,709
                                                        ------------       ------------
Net increase (decrease)                                       43,599            448,733
Net assets, beginning                                        758,242            309,509
                                                        ------------       ------------
Net assets, ending                                      $    801,841       $    758,242
                                                        ============       ============
Units sold                                                    32,459             77,797
Units redeemed                                               (31,435)           (15,662)
                                                        ------------       ------------
Net increase (decrease)                                        1,024             62,135
Units outstanding, beginning                                 114,758             52,623
                                                        ------------       ------------
Units outstanding, ending                                    115,782            114,758
                                                        ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                   $  1,009,669
Cost of units redeemed/account charges                                         (321,618)
Net investment income (loss)                                                     (3,570)
Net realized gain (loss)                                                         30,700
Realized gain distributions                                                     103,037
Net change in unrealized appreciation (depreciation)                            (16,377)
                                                                           ------------
                                                                           $    801,841
                                                                           ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                   Units                  Expense as a
                             Outstanding    Net Assets    % of Average
              Unit Value          (000s)        (000s)      Net Assets    Total Return
              ------------------------------------------------------------------------
12/31/07       $     6.93    $       116    $      802           1.25%           4.8%
12/31/06             6.61            114           755           1.25%          12.4%
12/31/05             5.88             53           310           1.25%          17.6%
04/20/05             5.00            -             -             0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07            1.2%
12/31/06            1.0%
12/31/05            0.0%

                       AUL American Individual Unit Trust
                                    Vanguard
                             VF Small Company Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2006

                                        Investments           Cost of       Mutual Fund
                                           at Value       Investments            Shares
                                     --------------    --------------    --------------
Investments                          $       89,552    $       90,308             4,934
Receivables: investments sold                     8    ==============    ==============
Payables: investments redeemed                  -
                                     --------------
Net assets                           $       89,560
                                     ==============

                                                                Units      Accumulation
                                         Net Assets       Outstanding        Unit Value
                                     --------------    --------------    --------------
                                             89,560            13,610    $         6.58

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          494
   Mortality & expense charges                                             1,256
                                                                  --------------
   Net investment income (loss)                                             (762)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (2,449)
   Realized gain distributions                                             8,723
   Net change in unrealized appreciation (depreciation)                   (2,518)
                                                                  --------------
   Net gain (loss)                                                         3,756
                                                                  --------------
Increase (decrease) in net assets from operations                 $        2,994
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          Year ended         Year ended
                                                          12/31/2007         12/31/2006
                                                        ------------       ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $       (762)      $       (736)
   Net realized gain (loss)                                   (2,449)            (3,250)
   Realized gain distributions                                 8,723              5,365
   Net change in unrealized appreciation
      (depreciation)                                          (2,518)             1,522
                                                        ------------       ------------
Increase (decrease) in net assets from operations              2,994              2,901
                                                        ------------       ------------
Contract owner transactions:
   Proceeds from units sold                                   45,395            109,173
   Cost of units redeemed                                    (40,913)           (38,619)
   Account charges                                               (24)               (33)
                                                        ------------       ------------
   Increase (decrease)                                         4,458             70,521
                                                        ------------       ------------
Net increase (decrease)                                        7,452             73,422
Net assets, beginning                                         82,108              8,686
                                                        ------------       ------------
Net assets, ending                                      $     89,560       $     82,108
                                                        ============       ============
Units sold                                                     6,872             17,529
Units redeemed                                                (6,047)            (6,216)
                                                        ------------       ------------
Net increase (decrease)                                          825             11,313
Units outstanding, beginning                                  12,785              1,472
                                                        ------------       ------------
Units outstanding, ending                                     13,610             12,785
                                                        ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                   $    163,043
Cost of units redeemed/account charges                                          (79,589)
Net investment income (loss)                                                     (1,527)
Net realized gain (loss)                                                         (5,699)
Realized gain distributions                                                      14,088
Net change in unrealized appreciation (depreciation)                               (756)
                                                                           ------------
                                                                           $     89,560
                                                                           ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                   Units                  Expense as a
                             Outstanding    Net Assets    % of Average
              Unit Value          (000s)        (000s)      Net Assets    Total Return
              ------------------------------------------------------------------------
12/31/07       $    6.58     $        14    $       90           1.25%            2.5%
12/31/06            6.42              13            82           1.25%            8.8%
12/31/05            5.90               2             9           1.25%           18.0%
04/20/05            5.00             -             -             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07            0.6%
12/31/06            0.4%
12/31/05            0.0%

                       AUL American Individual Unit Trust
                                    Vanguard
                           VF Total Bond Market Index

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2006

                                        Investments           Cost of       Mutual Fund
                                           at Value       Investments            Shares
                                     --------------    --------------    --------------
Investments                          $      234,068    $      221,925            20,284
Receivables: investments sold                   -      ==============    ==============
Payables: investments redeemed                  (24)
                                     --------------
Net assets                           $      234,044
                                     ==============

                                                                Units      Accumulation
                                         Net Assets       Outstanding        Unit Value
                                     --------------    --------------    --------------
                                            234,044           42,714     $         5.48

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        8,852
   Mortality & expense charges                                             2,915
                                                                  --------------
   Net investment income (loss)                                            5,937
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  192
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    6,638
                                                                  --------------
   Net gain (loss)                                                         6,830
                                                                  --------------
Increase (decrease) in net assets from operations                 $       12,767
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          Year ended         Year ended
                                                          12/31/2007         12/31/2006
                                                        ------------       ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $      5,937       $      2,508
   Net realized gain (loss)                                      192                (30)
   Realized gain distributions                                   -                  -
   Net change in unrealized appreciation
      (depreciation)                                           6,638              4,892
                                                        ------------       ------------
Increase (decrease) in net assets from operations             12,767              7,370
                                                        ------------       ------------
Contract owner transactions:
   Proceeds from units sold                                   32,371            146,329
   Cost of units redeemed                                    (32,943)            (2,080)
   Account charges                                                (7)                (1)
                                                        ------------       ------------
   Increase (decrease)                                          (579)           144,248
                                                        ------------       ------------
Net increase (decrease)                                       12,188            151,618
Net assets, beginning                                        221,856             70,238
                                                        ------------       ------------
Net assets, ending                                      $    234,044       $    221,856
                                                        ============       ============
Units sold                                                     6,195             29,228
Units redeemed                                                (6,258)              (402)
                                                        ------------       ------------
Net increase (decrease)                                          (63)            28,826
Units outstanding, beginning                                  42,777             13,951
                                                        ------------       ------------
Units outstanding, ending                                     42,714             42,777
                                                        ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                   $    264,624
Cost of units redeemed/account charges                                          (51,181)
Net investment income (loss)                                                      8,296
Net realized gain (loss)                                                            162
Realized gain distributions                                                         -
Net change in unrealized appreciation (depreciation)                             12,143
                                                                           ------------
                                                                           $    234,044
                                                                           ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                   Units                  Expense as a
                             Outstanding    Net Assets    % of Average
              Unit Value          (000s)        (000s)      Net Assets    Total Return
              ------------------------------------------------------------------------
12/31/07       $    5.48     $        43    $      234           1.25%            5.6%
12/31/06            5.19              43           222           1.25%            3.1%
12/31/05            5.03              14            70           1.25%            0.6%
04/20/05            5.00             -             -             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07            3.9%
12/31/06            3.2%
12/31/05            0.0%

                       AUL American Individual Unit Trust
                                     Timothy
                          Conservative Growth Variable

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                        Investments           Cost of       Mutual Fund
                                           at Value       Investments            Shares
                                     --------------    --------------    --------------
Investments                          $       25,296    $       24,202             1,952
Receivables: investments sold                   -      ==============    ==============
Payables: investments redeemed                   (7)
                                     --------------    --------------    --------------
Net assets                           $       25,289
                                     ==============

                                                                Units      Accumulation
                                         Net Assets       Outstanding        Unit Value
                                     --------------    --------------    --------------
                                             25,289             4,033    $         6.27

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               493
                                                                  --------------
   Net investment income (loss)                                             (493)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                3,333
   Realized gain distributions                                               459
   Net change in unrealized appreciation (depreciation)                       41
                                                                  --------------
   Net gain (loss)                                                         3,833
                                                                  --------------
Increase (decrease) in net assets from operations                 $        3,340
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          Year ended         Year ended
                                                          12/31/2007         12/31/2006
                                                        ------------       ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $       (493)      $        856
   Net realized gain (loss)                                    3,333                150
   Realized gain distributions                                   459              1,017
   Net change in unrealized appreciation
      (depreciation)                                              41                275
                                                        ------------       ------------
Increase (decrease) in net assets from operations              3,340              2,298
                                                        ------------       ------------
Contract owner transactions:
   Proceeds from units sold                                    5,060             26,265
   Cost of units redeemed                                    (27,065)            (1,444)
   Account charges                                               (51)               (25)
                                                        ------------       ------------
   Increase (decrease)                                       (22,056)            24,796
                                                        ------------       ------------
Net increase (decrease)                                      (18,716)            27,094
Net assets, beginning                                         44,005             16,911
                                                        ------------       ------------
Net assets, ending                                      $     25,289       $     44,005
                                                        ============       ============
Units sold                                                     1,134              4,677
Units redeemed                                                (4,637)              (263)
                                                        ------------       ------------
Net increase (decrease)                                       (3,503)             4,414
Units outstanding, beginning                                   7,536              3,122
                                                        ------------       ------------
Units outstanding, ending                                      4,033              7,536
                                                        ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                   $     47,474
Cost of units redeemed/account charges                                          (28,585)
Net investment income (loss)                                                        333
Net realized gain (loss)                                                          3,484
Realized gain distributions                                                       1,489
Net change in unrealized appreciation (depreciation)                              1,094
                                                                           ------------
                                                                           $     25,289
                                                                           ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                   Units                  Expense as a
                             Outstanding    Net Assets    % of Average
              Unit Value          (000s)        (000s)      Net Assets    Total Return
              ------------------------------------------------------------------------
12/31/07       $     6.27    $         4    $       25           1.25%            7.4%
12/31/06             5.84              8            44           1.25%            7.7%
12/31/05             5.42              3            17           1.25%            8.4%
04/20/05             5.00            -             -             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07            0.0%
12/31/06            4.1%
12/31/05            0.1%

                       AUL American Individual Unit Trust
                                     Timothy
                            Strategic Growth Variable

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $        9,200    $        8,496               717
Receivables: investments sold                    1    ==============    ==============
Payables: investments redeemed                  (1)
                                    --------------
Net assets                          $        9,200
                                    ==============

                                                              Units       Accumulation
                                        Net Assets      Outstanding         Unit Value
                                    --------------    --------------    --------------
                                             9,200            1,387     $         6.63

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               134
                                                                  --------------
   Net investment income (loss)                                             (134)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  547
   Realized gain distributions                                               317
   Net change in unrealized appreciation (depreciation)                      329
                                                                  --------------
   Net gain (loss)                                                         1,193
                                                                  --------------
Increase (decrease) in net assets from operations                 $        1,059
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          Year ended         Year ended
                                                          12/31/2007         12/31/2006
                                                        ------------       ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $       (134)      $        117
   Net realized gain (loss)                                      547                 22
   Realized gain distributions                                   317                423
   Net change in unrealized appreciation
      (depreciation)                                             329                453
                                                        ------------       ------------
Increase (decrease) in net assets from operations              1,059              1,015
                                                        ------------       ------------
Contract owner transactions:
   Proceeds from units sold                                    1,167              8,203
   Cost of units redeemed                                     (4,195)            (2,032)
   Account charges                                               -                   (5)
                                                        ------------       ------------
   Increase (decrease)                                        (3,028)             6,166
                                                        ------------       ------------
   Net increase (decrease)                                    (1,969)             7,181
Net assets, beginning                                         11,169              3,988
                                                        ------------       ------------
Net assets, ending                                      $      9,200       $     11,169
                                                        ============       ============
Units sold                                                       178              1,477
Units redeemed                                                  (622)              (355)
                                                        ------------       ------------
Net increase (decrease)                                         (444)             1,122
Units outstanding, beginning                                   1,831                709
                                                        ------------       ------------
Units outstanding, ending                                      1,387              1,831
                                                        ============        ===========

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                   $     13,370
Cost of units redeemed/account charges                                           (6,232)
Net investment income (loss)                                                        (17)
Net realized gain (loss)                                                            569
Realized gain distributions                                                         806
Net change in unrealized appreciation (depreciation)                                704
                                                                           ------------
                                                                           $      9,200
                                                                           ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                   Units                  Expense as a
                             Outstanding    Net Assets    % of Average
              Unit Value          (000s)        (000s)      Net Assets    Total Return
              ------------------------------------------------------------------------
12/31/07       $     6.63    $         1    $        9           1.25%            8.8%
12/31/06             6.10              2            11           1.25%            8.5%
12/31/05             5.62              1             4           1.25%           12.4%
04/20/05             5.00            -             -             0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07            0.0%
12/31/06            2.7%
12/31/05            0.0%

                       AUL American Individual Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The AUL American Individual Unit Trust (Variable Account) was established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account for individual annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by:


--------------------------------------------------------------------------------

OneAmerica Funds, Inc                                          OneAmerica Funds
--------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund                      Fidelity
--------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.                     American Century
--------------------------------------------------------------------------------
Alger American Fund                                            Alger
--------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc                               T. Rowe Price
--------------------------------------------------------------------------------
T. Rowe Price Fixed Income Series, Inc.                        T. Rowe Price
--------------------------------------------------------------------------------
Janus Aspen Series                                             Janus
--------------------------------------------------------------------------------
Pioneer Variable Contracts Trust                               Pioneer
--------------------------------------------------------------------------------
Old Mutual Insurance Series Funds                              Old Mutual
--------------------------------------------------------------------------------
AIM Variable Insurance Funds                                   AIM
--------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust                     Neuberger Berman
--------------------------------------------------------------------------------
Calvert Variable Series, Inc.                                  Calvert
--------------------------------------------------------------------------------
Dreyfus Variable Investment Portfolio, Inc.                    Dreyfus
--------------------------------------------------------------------------------
Dreyfus Variable Investment Fund                               Dreyfus
--------------------------------------------------------------------------------
Vanguard Variable Insurance Funds                              Vanguard
--------------------------------------------------------------------------------
Timothy Plan Portfolio Variable Series                         Timothy
--------------------------------------------------------------------------------

This annual report includes information related to investment subaccounts for which there has been no investing or income and expense transactions through December 31, 2007 or for which investment income and expense transactions commenced at various dates during 2007 and prior years.

For periods prior to commencement of investing transactions, management has presented the unit values, expenses as a percentage of average net assets and total return for these investment subaccounts using an inception date unit value of $5.00, adjusted for contractual expense rates.

This information is unaudited and therefore not covered by the Report of Independent Registered Public Accounting Firm appearing on page 2.



ACCUMULATION UNITS AND UNIT VALUE CLASSES

In the  Statement  of Net Assets the units  outstanding  and  accumulation  unit
values  have  been  rounded  to  the  nearest   whole  unit  or  nearest   cent,
respectively.

                       AUL American Individual Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ORGANIZATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


Security Valuation, Transactions, and Related Income

The value of the investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gains distributions are recorded on the ex-date.


Related Party Transactions

AUL, the sponsor of the Variable Account, also serves as the investment advisor for OneAmerica Funds, Inc., a mutual fund offered within the Variable Account. The OneAmerica Funds, Inc. is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive (not available for the Variable Account) portfolios. OneAmerica Funds, Inc. has an investment advisory agreement with AUL. Under the investment advisory agreement, AUL is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each portfolio as follows:



Value                 0.50%          Asset Director                 0.50%
Money Market          0.40%          Investment Grade Bond          0.50%

Such fees are included in the calculation of the Net Asset Value per share of the underlying mutual funds.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.


Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                       AUL American Individual Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ORGANIZATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


Reporting Periods

Periods less than a calendar year represent the date of commencement of operations to the end of the applicable year.

2.  Account Charges

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each contract equal to the lesser of 2% of the contract value or $30. The fee is assessed every year on the contract anniversary date during the accumulation period but is waived if the contract value exceeds $50,000 on the contract anniversary date. The account charges assessed during 2007 and 2006 were $121,319 and $141,381 respectively. AUL may assess a withdrawal charge on withdrawals that exceed 12% of the contract value at the time of the first withdrawal in a contract year. However, the contract owner has a right to a full refund of the contributions made under the contract for any reason within ten days of receipt. If a particular state allows a longer "free look" period, then such state law will be followed. The amount of the withdrawal charge depends upon the type of contract and the length of time the contract has existed, as follows:



    Flexible Premium Contract                One Year Flexible Premium Contract
    -------------------------                ----------------------------------
Contract Year     Withdrawal Charge          Contract Year     Withdrawal Charge
-------------     -----------------          -------------     -----------------
      1                  10%                       1                   7%
      2                   9%                       2                   6%
      3                   8%                       3                   5%
      4                   7%                       4                   4%
      5                   6%                       5                   3%
      6                   5%                       6                   2%
      7                   4%                       7                   1%
      8                   3%                       8 or more           0%
      9                   2%
      10                  1%
      11 or more          0%

The aggregate withdrawal charges will not exceed 8.5% of the total premiums paid on a Flexible Premium Contract or 8% of the total premiums paid on a One Year Flexible Premium Contract.

                       AUL American Individual Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



2. Account Charges (continued)

Mortality and Expense Risk Charges

AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the period ended December 31, 2007 and December 31, 2006 were $1,794,925 and $1,861,645 respectively. In addition to these fees, AUL may assess account charges as described above.


3. New Accounting  Standards

Financial Accounting Standards Board Statement Interpretation No. 48

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2007 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Variable Account.


Financial Accounting Standards Board Statement on Financial Accounting Standards No.157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements."This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No.157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair measurements. Effective January 1, 2008, the Variable Account adopted SFAS No. 157. Adoption of SFAS No. 157 did not impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.




ONEAMERICA FINANCIAL
PARTNERS, INC.
REPORT OF INDEPENDENT AUDITORS
ON CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2007, 2006 AND 2005

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income, and cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and subsidiaries (the "Company") at December 31, 2007 and December 31, 2006, and the results of their operations and their cash flows for the years then ended December 31, 2007, December 31, 2006 and December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Indianapolis, Indiana
March 24, 2008

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED BALANCE SHEETS

December 31                                                                   2007       (in millions)        2006
------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
   Fixed maturities - available for sale, at fair value:
      (amortized cost: 2007 - $7,290.7; 2006 - $6,779.9)                 $ 7,369.3                       $ 6,801.5
   Equity securities at fair value:
      (cost: 2007 - $35.5; 2006 - $37.0)                                      47.8                            49.3
   Mortgage loans                                                          1,394.6                         1,351.3
   Real estate, net                                                           45.5                            34.9
   Policy loans                                                              225.3                           179.0
   Short-term and other invested assets                                        9.8                            22.1
   Cash and cash equivalents                                                 152.7                           165.5
------------------------------------------------------------------------------------------------------------------
      TOTAL INVESTMENTS                                                    9,245.0                         8,603.6
Accrued investment income                                                    101.5                            96.6
Reinsurance receivables                                                    2,017.1                         1,991.0
Deferred acquisition costs                                                   647.9                           600.6
Value of business acquired                                                   105.6                           114.6
Property and equipment, net                                                   61.6                            67.1
Insurance premiums in course of collection                                    21.6                            26.5
Other assets                                                                  87.6                           106.5
Assets held in separate accounts                                           7,633.1                         6,884.8
------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS                                                       $19,921.0                       $18,491.3
==================================================================================================================
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
   Policy reserves                                                       $ 9,819.5                       $ 9,298.5
   Other policyholder funds                                                  205.5                           212.4
   Pending policyholder claims                                               245.6                           264.1
   Surplus notes and notes payable                                           275.0                           275.0
   Other liabilities and accrued expenses                                    354.0                           253.1
   Deferred gain on indemnity reinsurance                                     67.5                            80.7
   Liabilities related to separate accounts                                7,633.1                         6,884.8
------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                                   18,600.2                        17,268.6
==================================================================================================================
SHAREHOLDER'S EQUITY
   Common stock, no par value - authorized
      1,000 shares; issued and outstanding 100 shares                            -                               -
   Retained earnings                                                       1,278.0                         1,201.8
   Accumulated other comprehensive income:
      Unrealized appreciation of securities, net of tax                       54.5                            20.9
      Benefit plans, net of tax                                              (11.7)                              -
------------------------------------------------------------------------------------------------------------------
      TOTAL SHAREHOLDER'S EQUITY                                           1,320.8                         1,222.7
------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                         $19,921.0                       $18,491.3
==================================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                               Year ended December 31
(in millions)                                                        2007               2006               2005
---------------------------------------------------------------------------------------------------------------
REVENUES:
   Insurance premiums and other considerations                   $  344.4           $  406.4           $  445.6
   Policy and contract charges                                      190.4              173.9              142.0
   Net investment income                                            534.3              522.6              451.9
   Realized investment losses, net                                   (2.7)              (5.3)              (3.5)
   Other income                                                      37.4               28.8               28.2
---------------------------------------------------------------------------------------------------------------
      TOTAL REVENUES                                              1,103.8            1,126.4            1,064.2
===============================================================================================================
BENEFITS AND EXPENSES:
   Policy benefits                                                  355.3              399.4              406.3
   Interest expense on annuities and financial products             238.6              235.6              188.6
   General operating expenses                                       190.9              193.3              189.2
   Commissions                                                       66.1               73.1               66.1
   Amortization                                                      85.2               84.9               79.9
   Dividends to policyholders                                        27.4               27.0               27.1
   Interest expense on surplus notes and notes payable               19.8               19.8               19.8
---------------------------------------------------------------------------------------------------------------
      TOTAL BENEFITS AND EXPENSES                                   983.3            1,033.1              977.0
===============================================================================================================
Income before income tax expense                                    120.5               93.3               87.2
Income tax expense                                                   32.4               25.6               25.1
---------------------------------------------------------------------------------------------------------------
      NET INCOME                                                 $   88.1           $   67.7           $   62.1
===============================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME

                                                                                    ACCUMULATED OTHER
                                                                               COMPREHENSIVE INCOME (LOSS)
                                                                               ---------------------------
                                                                               UNREALIZED
                                                                              APPRECIATION         BENEFIT
                                                 COMMON       RETAINED       OF SECURITIES,         PLANS,
(in millions)                                     STOCK       EARNINGS         NET OF TAX         NET OF TAX         TOTAL
---------------------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2004                        $-         $1,064.9            $127.4            $(10.0)        $1,182.3
Comprehensive income:
   Net income                                       -             62.1                 -                 -             62.1
   Other comprehensive income (loss)                -                -             (59.2)              9.6            (49.6)
                                                                                                                   --------
Total comprehensive income                                                                                             12.5
---------------------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2005                         -          1,127.0              68.2              (0.4)         1,194.8
Comprehensive income:
   Net income                                       -             67.7                 -                 -             67.7
   Other comprehensive income (loss)                -                -             (47.3)              0.4            (46.9)
                                                                                                                   --------
Total comprehensive income                                                                                             20.8
Cumulative effect adjustment
    from adoption of SAB No. 108                    -              7.1                 -                 -              7.1
---------------------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2006                         -          1,201.8              20.9              (0.0)         1,222.7
Comprehensive income:
   Net income                                       -             88.1                 -                 -             88.1
   Other comprehensive income                       -                -              33.6                 -             33.6
                                                                                                                   --------
Total comprehensive income                                                                                            121.7
Cumulative effect adjustments;
   Adoption of SOP 05-1, net of tax                 -            (11.5)                -                 -            (11.5)
   Adoption of SFAS No. 158, net of tax             -             (0.4)                -             (11.7)           (12.1)
---------------------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2007                        $-         $1,278.0            $ 54.5            $(11.7)        $1,320.8
===========================================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                          Year ended December 31
(in millions)                                                                     2007              2006              2005
--------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                   $    88.1         $    67.7         $    62.1
Adjustments to reconcile net income to net cash:
      Amortization                                                                85.2              84.9              79.9
      Depreciation                                                                14.2              15.7              14.8
      Deferred taxes                                                               8.5              10.8               9.6
      Realized investment losses, net                                              2.7               5.3               3.5
      Policy acquisition costs capitalized                                       (80.8)            (90.6)            (99.2)
      Interest credited to deposit liabilities                                   241.0             235.8             187.5
      Fees charged to deposit liabilities                                        (78.1)            (76.6)            (55.8)
      Amortization and accrual of investment income                               (4.4)             (3.3)             (5.1)
      Increase (decrease) in insurance liabilities                               (24.9)            125.1             121.6
      Decrease in other assets                                                     1.6            (170.6)           (143.1)
      Increase (decrease) in other liabilities                                    28.0             (43.5)             14.4

--------------------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                                        277.9             160.7             190.2
==========================================================================================================================
CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchases:
      Fixed maturities, available-for-sale                                    (1,317.5)           (846.4)         (1,528.8)
      Equity securities                                                           (8.3)            (12.1)             (3.0)
      Mortgage loans                                                            (230.5)           (180.0)           (168.4)
      Real estate                                                                (14.6)             (2.1)             (5.2)
      Short-term and other invested assets                                       (13.7)             (3.4)             (4.7)
   Proceeds from sales, calls or maturities:
      Fixed maturities, available-for-sale                                       801.0             885.4           1,107.7
      Equity securities                                                           10.8               9.0               3.6
      Mortgage loans                                                             187.2             166.8             139.2
      Real estate                                                                  4.6               0.9               0.5
      Short-term and other invested assets                                        27.2               3.2               0.8
   Net transfer from disposal of financial institutions operations                   -              11.3                 -
   Transfer from indemnity reinsurance transactions, net                         551.9                 -             363.7
--------------------------------------------------------------------------------------------------------------------------
Net cash provided (used) by investing activities                                  (1.9)             32.6             (94.6)
==========================================================================================================================
CASH FLOWS FROM FINANCING ACTIVITIES:
      Deposits to insurance liabilities                                        2,025.6           1,854.1           1,652.0
      Withdrawals from insurance liabilities                                  (2,325.2)         (2,074.8)         (1,699.2)
      Other                                                                       10.8              (2.3)             (1.4)
--------------------------------------------------------------------------------------------------------------------------
Net cash used by financing activities                                           (288.8)           (223.0)            (48.6)
==========================================================================================================================
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                             (12.8)            (29.7)             47.0
==========================================================================================================================
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                                      165.5             195.2             148.2
==========================================================================================================================
CASH AND CASH EQUIVALENTS END OF YEAR                                        $   152.7         $   165.5         $   195.2
==========================================================================================================================
NON-CASH TRANSACTIONS RELATED TO THE INDEMNITY REINSURANCE TRANSACTIONS:
   Fixed maturities                                                          $       -         $       -         $ 1,287.4
   Policy loans                                                                   39.8                 -                 -
   Transfer of reserves, net                                                     591.7                 -           1,651.1
==========================================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF OPERATIONS

    OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica and its subsidiaries; American United Life Insurance Company
    (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State
    Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company (PML) and R.E. Moulton, Inc (Moulton). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

    The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:

    o Through the Retirement Services Division the Company offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

    o Individual Operations offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products marketed by Individual Operations are distributed through a career agency force, brokers, personal producing general agents and banks.

    o Employee Benefits (formerly "Group") Operations offers traditional and voluntary group life, medical stop-loss, and disability products primarily to employer groups. These products are distributed through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2.  SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 14-Statutory Information.

    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    INVESTMENTS

    Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes and valuation adjustment. Equity securities are stated at fair value.

    Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

    Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $48.7 million and $46.0 million at December 31, 2007 and 2006, respectively. Depreciation expense for investment in real estate amounted to $2.9 million, $2.5 million and $2.4 million for 2007, 2006, and 2005, respectively. Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at amortized cost, which approximates market value. Short-term certificates of deposit and savings certificates with durations less than three months are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

    Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. The Company's accounting policy requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be other-than-temporarily impaired and a net realized loss is recorded for the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

    DEFERRED POLICY ACQUISITION COSTS

    Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable agency expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

    o For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

    o For universal life-type policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

    o For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    o For miscellaneous group life and individual and group health policies, straight-line over the expected life of the policy.

    Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly. For universal life-type contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

    Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5 - Other Comprehensive Income and Note 7
    - Valuation of Business Acquired.

    PROPERTY AND EQUIPMENT

    Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $110.8 million and $103.3 million as of December 31, 2007 and 2006, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life. Depreciation expense for 2007, 2006 and 2005 was $11.3 million, $13.2 million and $12.4 million, respectively.

    ASSETS HELD IN SEPARATE ACCOUNTS

    Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

    PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

    The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

    Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS

    Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for term life insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

    The Company issues variable annuity contracts which include certain guarantees payable in the event of death, annuitization or at specified dates. The latter two benefits are referred to as living benefits. For those guarantees of benefits payable in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the account balance. For the living benefit guarantees, the net amount at risk is based on the present value of the guaranteed minimum annuity payments in excess of the account balance. The net amount at risk for the combination of the death and living benefit guarantees was $17.3 million and $18.9 million at December 31, 2007 and 2006, respectively. The associated reserves for these guarantees were $4.7 million and $3.1 million as of December 31, 2007 and 2006, respectively.

    The Company defers certain sales inducements and amortizes them over the anticipated life of the policy as a result of the Company's adoption of SOP 03-01 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01). Sales inducements deferred totaled $9.0 million, $7.4 million and $6.2 million for 2007, 2006 and 2005, respectively. Amounts amortized totaled $2.8 million, $1.6 million and $1.0 million for 2007, 2006 and 2005, respectively. The unamortized balance of deferred sales inducements are included in "Other assets" and totaled $26.2 million and $20.0 million at December 31, 2007 and 2006, respectively.

    INCOME TAXES

    The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.

    COMPREHENSIVE INCOME

    Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, the impact of cumulative adjustments resulting from the adoption of accounting pronouncements, net unrealized gains (losses) on available-for-sale securities and changes in benefits plans, including minimum pension liability.

    RECLASSIFICATION

    Certain 2006 and 2005 financial statement balances have been reclassified to conform to the 2007 presentation.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    DERIVATIVES

    The Company has adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments and hedging activities, and requires recognition of all derivatives as either assets or liabilities measured at fair value. At December 31, 2007, the Company did not hold any derivative instruments or hedges.

    GOODWILL AND OTHER INTANGIBLE ASSETS

    SFAS No. 141, "Business Combinations", requires the Company to account for all business combinations within the scope of the statement under the purchase method except for mergers of mutual companies. SFAS No. 142, "Goodwill and Other Intangible Assets," requires that an intangible asset acquired either individually or with a group of other assets shall initially be recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets shall be tested for impairment at least annually in accordance with SFAS No. 142. The Company performed this test during 2007 and 2006 and determined the carrying value of goodwill was not impaired.

    The Company ceased the amortization of goodwill as of January 1, 2002. Total goodwill, which is included in 'Other assets' on the consolidated balance sheet, was $17.3 million at both December 31, 2007 and 2006.

    The Company reports a financial asset representing the value of business acquired ("VOBA"), which is an intangible asset with a finite life. VOBA represents the present value of future profits embedded in acquired insurance and annuities. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. For further detail refer to Note 3-Acquisitions and Other Significant Transactions and Note 7-Value of Business Acquired.

    RECENT ACCOUNTING PRONOUNCEMENTS

    In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
    48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. The guidance is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Company has adopted FIN 48, refer to Note 10-Federal Income Taxes for additional detail.

    In December 2007, the FASB issued FAS 141R, "Business Combinations" (SFAS
    141R). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information reported in the financial reports about a business combination and its effects. This statement is to be applied prospectively to business combinations in the first annual reporting period beginning on or after December 15, 2008.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    The FASB issued FAS 155, "Accounting for Certain Hybrid Financial Instruments" (SFAS 155) in February 2006 and is effective for 2007. SFAS 155 amends FASB Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" and FASB Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". SFAS 155 permits the fair value remeasurement of hybrid investments containing an embedded derivative. The Company's adoption of SFAS 155 did not have a material effect on the Company's consolidated financial statements.

    In September 2006, the FASB issued FAS 157, "Fair Value Measurements" (SFAS
    157). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of December 31, 2007, the Company does not believe the adoption of SFAS 157 will have a material impact on the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on the statement of operations.

    In September 2006, the FASB issued FAS 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plan" (SFAS 158). This statement requires recognition of the overfunded or underfunded status of defined benefit pension and other postretirement plans as an asset or a liability in the balance sheet and changes in the funded status to be recognized in other comprehensive income. The statement also requires the measurement of the funded status of a plan as of the date of the balance sheet. The Company has adopted FAS 158, refer to Note 9-Benefits Plans for additional detail.

    In February 2007, the FASB issued FAS 159, "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of SFAS 115" (SFAS 159). This standard permits entities to elect to measure financial instruments and certain other items at fair value. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Company is currently assessing the potential effects of SFAS 159 on the consolidated financial statements.

    In September 2005, the Accounting Standards Executive Committee issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1) for 2007. SOP 05-1 provides guidance on internal replacements of insurance and investment contracts, whereby an existing policyholder exchanges a current contract for a new contract, and whether certain acquisition costs associated with the original contract may continue to be deferred or must be expensed immediately. Under the terms of SOP 05-1, internal replacements qualifying for continued deferral of original acquisition costs must demonstrate that the new contract is substantially unchanged from the original contract, including coverage provided, insured individual, investment returns, and any dividend participation rights. The implementation of SOP 05-1 reduced retained earnings by $11.5 million, net of tax in 2007.

    In September 2006, the SEC issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" (SAB 108). This guidance was issued in order to eliminate diversity of practice surrounding misstatements in financial statements. The provisions of SAB 108 have been adopted using the cumulative effect transition methodology in connection with the 2006 consolidated financial statements. The cumulative effects adjustment related to deferred taxes from a 2002 transaction that were previously considered immaterial, and resulted in a $7.1 million increase to a deferred tax asset and an increase to retained earnings.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3.  ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS

    Effective July 1, 2007, AUL and Transamerica Life Insurance Company entered into an agreement whereby AUL acquired, through an indemnity reinsurance transaction, a significant block of 403(b) business.

    The following table represents the assets and liabilities assumed:

(in millions)
--------------------------------------------------------------------
Total invested assets                                         $591.7
Deferred acquisition costs                                      65.6
Reinsurance receivable                                          76.4
--------------------------------------------------------------------
   Total assets acquired                                      $733.7
--------------------------------------------------------------------
Policy reserves                                               $656.1
Other liabilities and accrued expenses                          77.6
--------------------------------------------------------------------
   Total liabilities assumed                                  $733.7
====================================================================

    On May 1, 2006, AUL disposed of its Financial Institutions operations. This transaction included the Financial Institutions reporting unit consisting of CNL Financial Corporation (CNL) and its subsidiaries and all credit-related insurance business issued by AUL. The sale was a stock sale of the CNL companies and an indemnity reinsurance arrangement for AUL's Financial Institutions business. The transaction did not result in a material gain or loss to the enterprise and resulted in net proceeds of $11.3 million received in 2006.

    In October 2005, State Life assumed a block of life insurance and annuity contracts from Golden Rule Insurance Company (Golden Rule), a subsidiary of United Healthcare, Inc. under an indemnity reinsurance agreement. The transaction included a transfer of cash, accrued interest and invested assets of $1,675.8 million to State Life, net of a ceding commission to Golden Rule. The transaction resulted in VOBA of $117.1 million. Also refer to Note 7 - Value of Business Acquired for further detail regarding current VOBA activity.

    On July 1, 2002, Employers Reassurance Corporation ("ERAC") began reinsuring the majority of the Company's reinsurance operations, including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERAC. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,357.5 million at December 31, 2007.

    As a result of the ERAC transaction, a deferred gain of $107.1 million was generated, and was recorded as a deferred gain on the Company's balance sheet in accordance with the requirements of SFAS 113, "Reporting for Reinsurance of Short-Duration and Long-Duration Contracts." The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $13.2 million, $4.8 million and $7.8 million of deferred gain amortization in 2007, 2006 and 2005, respectively, which is included in other income. The increase in 2007 deferred gain amortization was caused by a liability commutation arrangement agreed to by ERAC and a ceding company from the Long Term Care reinsurance business. The commutation extinguished the liability held by AUL and accelerated recognition of a portion of the deferred gain.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS

    The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                                     DECEMBER 31, 2007
-------------------------------------------------------------------------------------------------------
                                                                      GROSS UNREALIZED
DESCRIPTION OF SECURITIES                           AMORTIZED       --------------------          FAIR
(in millions)                                          COST         GAINS         LOSSES         VALUE
-------------------------------------------------------------------------------------------------------
Available-for-sale:
Obligations of U.S. government, states,
   political subdivisions and
   foreign governments                               $  159.9       $  4.6         $ 2.5       $  162.0
Corporate securities                                  5,318.1        129.9          66.2        5,381.8
Mortgage-backed securities                            1,812.7         24.5          11.7        1,825.5
-------------------------------------------------------------------------------------------------------
      Total fixed maturities                          7,290.7        159.0          80.4        7,369.3
Equity securities                                        35.5         12.3             -           47.8
-------------------------------------------------------------------------------------------------------
      Total                                          $7,326.2       $171.3         $80.4       $7,417.1
=======================================================================================================

                                                                     December 31, 2006
-------------------------------------------------------------------------------------------------------
                                                                      Gross Unrealized
Description of Securities                           Amortized        -------------------          Fair
(in millions)                                          Cost         Gains         Losses         Value
-------------------------------------------------------------------------------------------------------
Available-for-sale:
Obligations of U.S. government, states,
   political subdivisions and
   foreign governments                               $  197.2       $  4.4        $  3.7       $  197.9
Corporate securities                                  4,898.6        107.7          79.2        4,927.1
Mortgage-backed securities                            1,684.1         13.8          21.4        1,676.5
-------------------------------------------------------------------------------------------------------
      Total fixed maturities                          6,779.9        125.9         104.3        6,801.5
Equity securities                                        37.0         12.3             -           49.3
-------------------------------------------------------------------------------------------------------
      Total                                          $6,816.9       $138.2        $104.3       $6,850.8
=======================================================================================================

    The following tables show the gross unrealized losses and fair value of Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    Gross Unrealized Loss Positions for Fixed Maturities as of December 31,
    2007:

-------------------------------------------------------------------------------------------------------------------
                                           LESS THAN 12 MONTHS        12 MONTHS OR MORE               TOTAL
                                          ----------------------    ----------------------    ---------------------
DESCRIPTION OF SECURITIES                    FAIR     UNREALIZED       FAIR     UNREALIZED       FAIR    UNREALIZED
(in millions)                               VALUE       LOSSES        VALUE       LOSSES        VALUE      LOSSES
-------------------------------------------------------------------------------------------------------------------
Obligations of U.S. government, states,
   political subdivisions and
   foreign governments                    $   18.3        $ 1.0     $   50.1        $ 1.5     $   68.4        $ 2.5
Corporate securities                       1,090.4         25.7      1,195.4         40.5      2,285.8         66.2
Mortgage-backed securities                   363.3          3.7        358.7          8.0        722.0         11.7
-------------------------------------------------------------------------------------------------------------------
                                          $1,472.0        $30.4     $1,604.2        $50.0     $3,076.2        $80.4
===================================================================================================================

    Gross Unrealized Loss Positions for Fixed Maturities as of December 31,
    2006:

-------------------------------------------------------------------------------------------------------------------
                                            Less Than 12 Months       12 Months or More               Total
                                          ----------------------    ----------------------    ---------------------
Description of Securities                    Fair     Unrealized       Fair     Unrealized       Fair    Unrealized
(in millions)                               Value       Losses        Value       Losses        Value      Losses
-------------------------------------------------------------------------------------------------------------------
Obligations of U.S. government, states,
   political subdivisions and
   foreign governments                    $   25.4        $ 0.3     $   93.8        $ 3.4     $  119.2       $  3.7
Corporate securities                       1,162.1         17.0      1,746.9         62.2      2,909.0         79.2
Mortgage-backed securities                   465.5          4.9        614.8         16.5      1,080.3         21.4
-------------------------------------------------------------------------------------------------------------------
                                          $1,653.0        $22.2     $2,455.5        $82.1     $4,108.5       $104.3
===================================================================================================================

    OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL SUBDIVISIONS AND FOREIGN GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate increases. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. Because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2007.

    CORPORATE SECURITIES. The $66.2 million of gross unrealized losses is comprised of $60.1 million related to investment grade securities and $6.1 million related to below investment grade securities. Approximately $1.7 million of the total gross unrealized losses represented declines in value of greater than 10 percent, none of which had been in that position for a period of 12 months or more, and substantially all of which were less than six months. The $40.5 million of gross unrealized losses of 12 months or more crossed all sectors of business and were mostly interest related. There were no individual issuers with gross unrealized losses greater than $1.7 million. Based on a review of the above information in conjunction with other factors as outlined in the Company's policy surrounding other-than-temporary impairments, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2007.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    MORTGAGE BACKED SECURITIES. The unrealized losses on the Company's investment in federal agency mortgage backed securities were caused by interest rate increases. The Company purchased these investments at a discount relative to their face amount, and the contractual cash flows of these investments are guaranteed by an agency of the U.S. government. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company's investment. Because the decline in market value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2007.

    MARKETABLE EQUITY SECURITIES. As of December 31, 2007, gross unrealized losses on equity securities were less than $.1 million. Based on a review of this information in conjunction with other factors outlined in the Company's policy related to other-than-temporary impairments, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2007.

    The amortized cost and fair value of fixed maturity securities at December 31, 2007, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                 AVAILABLE-FOR-SALE
                                         ---------------------------------
(in millions)                             AMORTIZED COST        FAIR VALUE
--------------------------------------------------------------------------
Due in one year or less                      $  265.3            $  265.5
Due after one year through five years         1,620.3             1,657.4
Due after five years through 10 years         2,189.3             2,203.8
Due after 10 years                            1,403.1             1,417.1
--------------------------------------------------------------------------
                                              5,478.0             5,543.8
Mortgage-backed securities                    1,812.7             1,825.5
--------------------------------------------------------------------------
                                             $7,290.7            $7,369.3
==========================================================================

    Net investment income for the years ended December 31, consisted of the following:

(in millions)                       2007         2006         2005
------------------------------------------------------------------
Fixed maturity securities         $405.7       $395.1       $334.5
Equity securities                    1.8          1.2          1.1
Mortgage loans                      99.1         99.5         97.7
Real estate                         16.9         16.1         15.8
Policy loans                        12.3         11.0         10.4
Other                               23.0         22.9         15.1
------------------------------------------------------------------
Gross investment income            558.8        545.8        474.6
Investment expenses                 24.5         23.2         22.7
------------------------------------------------------------------
Net investment income             $534.3       $522.6       $451.9
==================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    Investment detail regarding fixed maturities for the years ended December 31, were as follows:

(in millions)                                                                2007            2006            2005
------------------------------------------------------------------------------------------------------------------
Proceeds from the sale of investments in fixed maturities                  $329.2         $ 328.2         $ 598.1

Gross realized gains on the sale of fixed maturities                          1.8             2.5             0.9
Gross realized losses on sale of fixed maturities                            (3.6)          (10.1)           (4.9)

Change in unrealized appreciation                                            57.0          (111.4)         (144.4)
------------------------------------------------------------------------------------------------------------------

    The Company does not continue to accrue income on non-income producing investments. At December 31, 2007 the Company did not have any non-income producing fixed maturity investments. At December 31, 2006, the Company had one fixed maturity investment that was non-income-producing, with a total book value of $1 thousand.

    Realized investment gains (losses), for the years ended December 31, consisted of the following:

(in millions)                                                                2007            2006            2005
------------------------------------------------------------------------------------------------------------------
Fixed maturity securities                                                   $(1.8)          $(7.6)          $(4.0)
Equity securities                                                             1.0             1.2             0.5
Real estate                                                                   2.8             1.1               -
Impairments                                                                  (4.7)              -               -
------------------------------------------------------------------------------------------------------------------
Realized investment losses                                                  $(2.7)          $(5.3)          $(3.5)
==================================================================================================================

    The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2007, the largest geographic concentrations of commercial mortgage loans were in Texas, California, and Illinois where approximately 27 percent of the portfolio was invested. A total of 32 percent of the mortgage loans have been issued on retail properties, primarily backed by long-term leases or guarantees from strong credits.

    The Company had outstanding mortgage loan commitments of approximately
    $42.7 million and $81.9 million at December 31, 2007 and 2006, respectively.

    The Company has no exposure to losses from subprime loans. To date, the Company has managed risk in the subprime market by avoiding these investments. Additionally, the Company had no investments in securitized assets that are supported by subprime or Alt-A loans. Within the mortgage-backed securities portfolio, all of the residential mortgages are guaranteed by one of the three government-sponsored enterprises (FNMA, FHLMS, or GNMA), with one exception. This exception is a $5.8 million investment in a senior tranche of a non-agency mortgage backed security that is backed by jumbo, prime loans.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5.  OTHER COMPREHENSIVE INCOME (LOSS)

    Accumulated other comprehensive income, at December 31, consisted of the following:

(in millions)                                                                2007           2006            2005
-----------------------------------------------------------------------------------------------------------------
Unrealized appreciation:
   Fixed maturity securities                                               $ 78.6         $ 21.6          $133.0
   Equity securities                                                         12.3           12.3             9.5
Valuation adjustment                                                         (6.8)          (1.6)          (36.5)
Deferred taxes                                                              (29.6)         (11.4)          (37.8)
-----------------------------------------------------------------------------------------------------------------
Total unrealized appreciation, net of tax                                    54.5           20.9            68.2
Benefit plans, net of tax                                                   (11.7)             -            (0.4)
-----------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income                                     $ 42.8         $ 20.9          $ 67.8
=================================================================================================================

    The components of comprehensive income (loss), other than net income, for the years ended December 31, are illustrated below:

(in millions)                                                                2007           2006            2005
-----------------------------------------------------------------------------------------------------------------
Other comprehensive income, net of tax:
Minimum pension liability adjustment,
  net of tax-2007, $0; 2006, ($0.2); 2005, ($5.2)                          $    -         $  0.4          $  9.6
Adoption of SFAS 158, net of tax-2007, $6.2                                 (11.7)             -               -
Unrealized appreciation on securities,
  net of tax-2007, ($18.2); 2006, $26.4; 2005, $31.9                         32.2          (52.3)          (61.7)
Reclassification adjustment for gains
  included in net income,
  net of tax-2007, ($0.8); 2006, ($2.6); 2005, ($1.3)                         1.4            5.0             2.5
-----------------------------------------------------------------------------------------------------------------
  Other comprehensive income (loss), net of tax                            $ 21.9         $(46.9)         $(49.6)
=================================================================================================================

6.  DEFERRED POLICY ACQUISITION COSTS

    The balances of and changes in deferred policy acquisition costs, for the years ended December 31, are as follows:

(in millions)                                                                2007           2006            2005
-----------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                 $600.6         $583.6          $509.3
Acquired deferred acquisition costs                                          65.6              -               -
Capitalization of deferred acquisition costs                                 80.8           90.6            99.2
Amortization of deferred acquisition costs                                  (77.4)         (76.1)          (76.9)
Adoption of SOP 05-1                                                        (17.4)             -               -
Disposal of credit insurance operations                                         -          (27.6)              -
Valuation adjustment                                                         (4.3)          30.1            52.0
-----------------------------------------------------------------------------------------------------------------
Balance, end of year                                                       $647.9         $600.6          $583.6
=================================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

7.  VALUATION OF BUSINESS ACQUIRED

    The balance of and changes in VOBA, for the years ended December 31, are as follows:

(in millions)                                                                2007           2006            2005
-----------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                 $109.8         $118.5          $  4.4
Acquisitions                                                                    -              -           117.1
Amortization                                                                 (7.8)          (8.7)           (3.0)
-----------------------------------------------------------------------------------------------------------------
   Subtotal                                                                 102.0          109.8           118.5
Valuation adjustment                                                          3.6            4.8               -
-----------------------------------------------------------------------------------------------------------------
Balance, end of year                                                       $105.6         $114.6          $118.5
=================================================================================================================

    The average expected life of VOBA varies by product, and is 26 years for the overall block of acquired business. The interest accrual rate for amortization varies by product, and is 4 percent for the overall block of acquired business.

    The following table provides estimated future amortization, net of interest, for the periods indicated:

                                                                       VOBA
(in millions)                                                      AMORTIZATION
--------------------------------------------------------------------------------
2008                                                                     $  6.7
2009                                                                        6.5
2010                                                                        6.2
2011                                                                        6.0
2012                                                                        5.6
2013 and thereafter                                                        71.0
--------------------------------------------------------------------------------
Total                                                                    $102.0
================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8.  INSURANCE LIABILITIES

    Insurance liabilities consisted of the following:

--------------------------------------------------------------------------------------------------------------------------------
                                                                    MORTALITY OR
                                                  WITHDRAWAL          MORBIDITY           INTEREST RATE           DECEMBER 31,
(in millions)                                     ASSUMPTION         ASSUMPTION             ASSUMPTION          2007       2006
--------------------------------------------------------------------------------------------------------------------------------
Future policy benefits:
   Participating whole life contracts               COMPANY           COMPANY              2.5% to 6.0%    $   965.5   $  930.7
                                                  EXPERIENCE         EXPERIENCE
   Universal life-type contracts                      N/A                N/A                    N/A          1,780.0    1,706.3
   Other individual life contracts                  COMPANY           COMPANY              2.5% TO 6.0%        859.5      802.4
                                                  EXPERIENCE         EXPERIENCE
   Accident and health                                                COMPANY                   N/A            606.1      679.2
                                                      N/A            EXPERIENCE
   Annuity products                                   N/A                N/A                    N/A          5,151.9    4,712.9
   Group life and health                              N/A                N/A                    N/A            456.5      467.0
Other policyholder funds                              N/A                N/A                    N/A            205.5      212.4
Pending policyholder claims                           N/A                N/A                    N/A            245.6      264.1
--------------------------------------------------------------------------------------------------------------------------------
   Total insurance liabilities                                                                             $10,270.6   $9,775.0
================================================================================================================================

    Participating life insurance policies, for which dividends are expected to be paid, represent approximately 24.9 percent and 24.3 percent of the total individual life insurance in force at both December 31, 2007 and 2006, respectively. These participating policies represented 33.7 percent and
    32.0 percent of statutory life net premium income for 2007 and 2006, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

9.  BENEFIT PLANS

    The Company sponsors a noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

    The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan, which is included in Other Benefits in the following disclosures.

    The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain career agents (retirees). Employees and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. Employees hired on or after October 1, 2004, are no longer eligible for retiree health benefits. The medical plans are contributory, with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's contributions were frozen at the 2000 contribution level. The life insurance plans are noncontributory. There are no specific plan assets for this postretirement liability as of December 31, 2007 and 2006. Claims incurred for benefits are funded by Company contributions.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    The Company uses a December 31 measurement date for the defined benefit plan and the other postretirement benefit plans.

    Obligations and Funded Status:

                                                             PENSION BENEFITS                   OTHER BENEFITS
                                                         -----------------------           -----------------------
(in millions)                                             2007            2006               2007            2006
------------------------------------------------------------------------------------------------------------------
Employer contributions                                   $ 0.7           $16.7             $  1.7          $  1.8
Employee contributions                                       -               -                1.3             1.2
Benefit payments                                           2.7             2.0                3.1             3.0
Funded status (deficit)                                   11.0             8.1              (39.2)          (40.2)
==================================================================================================================

    As previously discussed, the Company adopted the recognition and disclosure provisions of SFAS 158 on December 31, 2007. The measurement date was changed from September 30 to December 31 in 2007 for 'Other Benefits' resulting in a $0.4 million reduction to retained earnings. The incremental effect of applying SFAS 158 on individual line items to the balance sheet as of December 31, 2007 including tax effects is as follows:

                                                                 PRIOR TO          EFFECT OF          AS REPORTED
                                                                 ADOPTING           ADOPTING           UNDER SFAS
(in millions)                                                    SFAS 158           SFAS 158               158
------------------------------------------------------------------------------------------------------------------
Other assets                                                     $  106.6              (19.0)            $   87.6
Other liabilities (including deferred income taxes)                 360.9               (6.9)               354.0
Accumulated other comprehensive income                               54.5              (11.7)                42.8
Retained earnings                                                 1,278.4               (0.4)             1,278.0
==================================================================================================================

    Amounts recognized in the balance sheet:

                                                             PENSION BENEFITS                OTHER BENEFITS
                                                        -------------------------       --------------------------
(in millions)                                             2007            2006               2007            2006
------------------------------------------------------------------------------------------------------------------
Other assets                                             $11.0           $32.7             $    -          $    -
Accrued benefit obligation                                   -               -              (39.2)          (40.6)
Accumulated other comprehensive income                       -               -                  -            (0.7)
------------------------------------------------------------------------------------------------------------------
Net amount recognized                                    $11.0           $32.7             $(39.2)         $(41.3)
------------------------------------------------------------------------------------------------------------------

    Amounts recognized in other accumulated comprehensive income:

Net actuarial (gains) losses                             $25.2             n/a              $(0.3)            n/a
Net prior service costs (benefits)                        (1.2)            n/a               (0.7)            n/a
Net transition obligation                                 (5.0)            n/a                  -             n/a
------------------------------------------------------------------------------------------------------------------
Net amount recognized                                    $19.0             n/a              $(1.0)            n/a
==================================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    The following table represents plan assets and obligations for the defined benefit plan:

                                                                                                DECEMBER 31,
(in millions)                                                                              2007              2006
------------------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                             $116.3            $112.3
Accumulated benefit obligation                                                             98.5              93.5
Fair value of plan assets                                                                 127.3             120.4
==================================================================================================================

    The following table represents net periodic pension and other benefit costs expense:

                                                              PENSION BENEFITS                OTHER BENEFITS
                                                        -------------------------       --------------------------
(in millions)                                            2007     2006     2005            2007     2006     2005

------------------------------------------------------------------------------------------------------------------
Decrease in minimum pension liability
   included in other comprehensive income, net of tax    $  -     $  -    $(9.3)           $  -    $(0.4)   $(0.3)
Net periodic benefit cost                                 3.5      6.7      6.4             4.6      5.0      5.7
==================================================================================================================

    Over the next year, the estimated amount of amortization from accumulated other comprehensive income into net periodic benefit cost related to net actuarial losses, prior service costs, and transition obligation is ($0.3) million, $1.2 million and ($0.2) million, respectively.

    Weighted-average assumptions used to determine benefit obligations at December 31:

                                                             PENSION BENEFITS                OTHER BENEFITS
                                                        -------------------------       --------------------------
                                                          2007            2006               2007            2006
------------------------------------------------------------------------------------------------------------------
Discount rate                                             6.50%           6.15%              6.50%           5.80%
Rate of compensation increase                             4.00%           4.00%              4.00%           4.00%
==================================================================================================================

    Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

                                                             PENSION BENEFITS                OTHER BENEFITS
                                                        -------------------------       --------------------------
                                                         2007     2006     2005            2007     2006     2005
------------------------------------------------------------------------------------------------------------------
Discount rate                                            6.15%    5.75%    6.15%           6.15%    5.50%    5.80%
Expected long-term return on plan assets                 8.75%    8.75%    8.75%               -        -        -
Rate of compensation increase                            4.00%    4.00%    4.00%           4.00%    4.00%    4.00%
==================================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

    Assumed health care trend rates at December 31:

                                                                         2007              2006
------------------------------------------------------------------------------------------------
Health care trend rate assumed for next year                            10.00%            12.50%
Rate to which the cost trend rate is assumed to decline                  5.00%             5.00%
Year that the rate reaches the ultimate trend rate                        2013              2013
================================================================================================

    PLAN ASSETS

    The actual pension plan weighted-average asset allocations, by asset category, are 75 percent equity securities and 25 percent debt securities at both December 31, 2007 and 2006.

    The pension plan maintains an investment policy statement, which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The Plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 75 percent of plan assets in equities and 25 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and is intended to match the benefit obligations.

    CONTRIBUTIONS

    The Company does not expect to contribute to its pension plan but does expect to contribute $2.4 million to its other postretirement benefit plans in 2008.

    ESTIMATED FUTURE BENEFIT PAYMENTS

    The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(in millions)                                            PENSION BENEFITS         OTHER BENEFITS
-------------------------------------------------------------------------------------------------
2008                                                            $2.5                   $2.3
2009                                                             2.8                    2.5
2010                                                             3.3                    2.6
2011                                                             3.7                    2.8
2012                                                             4.5                    3.3
Years 2013-2017                                                 32.2                   18.5
=================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION

    The Company sponsors a defined contribution savings plan for employees. Beginning January 1, 2005 the Company began providing a match of 50 percent of employee contributions up to 7.0 percent of eligible earnings.
    Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan were $2.4 million, $2.5 million and $2.6 million in 2007, 2006 and 2005, respectively.

    The Company has two defined contribution pension plans covering substantially all career agents, except for general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan and an additional contribution of up to 4.0 percent (subject to matching on agents' contributions) of defined commissions are made to the 401(k) plan. Company contributions expensed for these plans were $1.3 million, $1.2 million and $1.1 million in 2007, 2006 and 2005, respectively.

    The Company has entered into deferred compensation agreements with directors, certain employees, career agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $3.5 million, $2.6 million and $1.4 million for 2007, 2006 and 2005, respectively.

10. FEDERAL INCOME TAXES

    The Company and its subsidiaries file consolidated and separate federal, state and local income tax returns.

    The federal income tax expense, for the years ended December 31, was as follows:

(in millions)                                                                2007            2006            2005
------------------------------------------------------------------------------------------------------------------
Current                                                                     $23.9           $14.8           $15.5
Deferred                                                                      8.5            10.8             9.6
------------------------------------------------------------------------------------------------------------------
   Income tax expense                                                       $32.4           $25.6           $25.1
==================================================================================================================

    A reconciliation of the income tax attributable to continuing operations computed at the federal statutory tax rate to the income tax expense included in the statement of operations, for the years ended December 31, were as follows:

(in millions)                                                                2007            2006            2005
------------------------------------------------------------------------------------------------------------------
Income tax computed at statutory tax rate:                                  $42.2           $32.7           $30.5
   Tax preferenced investment income                                         (7.9)           (7.3)           (4.9)
   Nondeductible goodwill expense                                               -               -            (0.4)
   Disposition of Financial Institutions operations                             -             1.6               -
   Credits available to offset tax                                           (2.2)           (1.8)              -
   Other                                                                      0.3             0.4            (0.1)
------------------------------------------------------------------------------------------------------------------
   Income tax expense                                                       $32.4           $25.6           $25.1
==================================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. FEDERAL INCOME TAXES, CONTINUED

    The federal income tax (asset) liability which is included in other liabilities for the years ended December 31, were as follows:

(in millions)                                                                                2007            2006
------------------------------------------------------------------------------------------------------------------
Current                                                                                     $(1.9)          $(5.9)
Deferred                                                                                     87.0            73.2
------------------------------------------------------------------------------------------------------------------
   Total federal income tax liability                                                       $85.1           $67.3
==================================================================================================================

    The significant components of deferred assets and liabilities, as of December 31, are as follows:

(in millions)                                                                                2007            2006
------------------------------------------------------------------------------------------------------------------
Deferred tax assets
   Insurance liabilities                                                                   $125.5          $112.7
   Deferred gain on indemnity reinsurance (1)                                                23.6            28.2
   Employee benefit plans                                                                    17.3             7.9
   Other                                                                                     12.4            14.6
------------------------------------------------------------------------------------------------------------------
   Total deferred tax assets                                                                178.8           163.4
------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities
   Deferred policy acquisition costs                                                        220.6           207.7
   Fixed assets and software                                                                 11.6            12.9
   Unrealized appreciation                                                                   29.6            11.4
   Other                                                                                      4.0             4.6
------------------------------------------------------------------------------------------------------------------
   Total deferred tax liabilities                                                           265.8           236.6
------------------------------------------------------------------------------------------------------------------
   Total net deferred liability                                                            $ 87.0          $ 73.2
==================================================================================================================

      (1) Includes a cumulative effect adjustment under SAB 108 of $7.1 million in 2006 related to a 2002 transaction. Refer to Note 2-Significant Accounting Policies for additional detail.

    Federal income taxes paid were $20.0 million and $23.1 million in 2007 and 2006, respectively.

    The Company has $9.4 million of net operating losses available to offset future taxable income. The losses are non-life losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, the losses will expire between 2019 and 2027.

    If the Company determines that any portion of its deferred tax assets will not be utilized in future years, a valuation allowance must be established for that portion of the deferred tax asset in doubt. Based upon best available information and expectations, management believes that it is more likely than not the deferred asset will be realized.

    As previously discussed, the Company adopted Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48) effective January 1, 2007. As of January 1, 2007 management reviewed open tax years for major jurisdictions and concluded that the adoption of FIN 48 resulted in no impact to the Company's financial position. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain tax positions. The Company is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. FEDERAL INCOME TAXES, CONTINUED

    The implementation of FIN 48 requires management to review all open tax years, for all major income taxing jurisdictions (including federal and state). Open tax years are those that are open to examination by the tax authorities (e.g. the last four tax year ends and the interim tax period since then). In September 2007, the Internal Revenue Service concluded its examination of the 2004 consolidated federal income tax return without assessment. The Company has not been formally apprised of the Service's intent to audit subsequent years.

11. REINSURANCE

    The Company uses reinsurance to mitigate the risks it underwrites on a direct basis. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. The Company is party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding company for portions of the claims incurred.

    Reinsurance amounts included in the Consolidated Statements of Operations for the years ended December 31, were as follows:

(in millions)                                                                2007            2006            2005
------------------------------------------------------------------------------------------------------------------
Direct premiums                                                           $ 466.1         $ 528.7         $ 567.9
Reinsurance assumed                                                         420.0           508.4           480.3
Reinsurance ceded                                                          (541.7)         (630.7)         (602.6)
------------------------------------------------------------------------------------------------------------------
   Net premiums                                                             344.4           406.4           445.6
------------------------------------------------------------------------------------------------------------------
   Reinsurance recoveries                                                 $ 424.4         $ 439.9         $ 386.1
==================================================================================================================

    The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 88 percent of the Company's December 31, 2007, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A+ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3 - Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERAC, the Golden Rule transaction in 2005 and the Transamerica 403(b) transaction in 2007.

    The Company reported an after-tax net loss of approximately $15 million in 2001 related to the September 11, 2001 terrorist attack. The net loss included anticipated reinsurance recoveries from the Company's reinsurers. The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $93 million at December 31, 2007 compared to $107 million at December 31, 2006. These claims are workers' compensation related, including survivor benefits, and will be paid out over many years. The Company's reinsurance program consists of financially strong reinsurance companies. The Company has recorded no significant additional net loss in 2007 or 2006 related to the September 11th tragedy.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT

    In September 2006, the Company enhanced its financial flexibility through its membership in the Federal Home Loan Bank of Indiana (FHLB) for both AUL and State Life. FHLB membership provides ready access to funds and borrowing capacity.

    On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest payments made were $14.0 million in both 2007 and 2006.

    On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid during 2007 and 2006 was $5.8 million in each year.

    Surplus Notes and Senior Notes:

(in millions)                                                                                2007            2006
------------------------------------------------------------------------------------------------------------------
Senior notes, 7%, due 2033                                                                 $200.0          $200.0
Surplus notes, 7.75%, due 2026                                                               75.0            75.0
------------------------------------------------------------------------------------------------------------------
Total notes payable                                                                        $275.0          $275.0
==================================================================================================================

13. COMMITMENTS AND CONTINGENCIES

    Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

14. STATUTORY INFORMATION

    AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

14. STATUTORY INFORMATION, CONTINUED

    A reconciliation of SAP surplus to GAAP equity at December 31 follows:

(in millions)                                                                                2007            2006
------------------------------------------------------------------------------------------------------------------
   SAP surplus                                                                           $  850.8        $  816.7
   Asset valuation reserve                                                                   62.1            57.9
   Deferred policy acquisition costs                                                        658.4           606.7
   Value of business acquired                                                               100.9           108.2
   Adjustments to policy reserves                                                          (189.9)         (160.3)
   Interest maintenance reserves                                                             22.0            27.9
   Unrealized gain on invested assets, net                                                   54.5            20.9
   Surplus notes                                                                            (75.0)          (75.0)
   Deferred gain on indemnity reinsurance                                                   (67.5)          (80.7)
   Deferred income taxes                                                                    (87.0)          (87.7)
   Other, net                                                                                 8.5)          (11.9)
------------------------------------------------------------------------------------------------------------------
   GAAP equity                                                                           $1,320.8        $1,222.7
==================================================================================================================

    A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

(in millions)                                                                2007            2006            2005
------------------------------------------------------------------------------------------------------------------
   SAP net income (loss)                                                    $76.0          $ 91.8          $(10.6)
   Deferred policy acquisition costs                                         24.0             0.7            20.4
   Value of business acquired (1)                                            (7.3)           (8.2)           67.1
   Adjustments to policy reserves                                            12.2            16.3             6.7
   Deferred income taxes                                                     (8.5)          (10.8)           (9.6)
   Disposition of Financial Institutions operations                             -           (10.8)           (1.0)
   Other, net                                                                (8.3)          (11.3)          (10.9)
------------------------------------------------------------------------------------------------------------------
   GAAP net income                                                          $88.1          $ 67.7          $ 62.1
==================================================================================================================

      (1) 2005 contains a ceding commission of $68.4 million on acquisition of business, less amortization, which resulted in the statutory net loss in 2005.

    Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $28.8 million and $28.7 million at December 31, 2007 and 2006, respectively.

    State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. AUL paid $35 million and $40 million in dividends to OneAmerica in 2007 and 2006, respectively. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $88 million in 2008.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE OF FINANCIAL INSTRUMENTS

    The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

    The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values of short-term investments and contract loans approximate the carrying amounts reported in the balance sheet. Fair values for fixed maturity and equity securities, and surplus notes payable are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

    The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

    The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

    The fair value of certain financial instruments, along with the corresponding carrying values at December 31 follows:

                                                                         2007                      2006
------------------------------------------------------------------------------------------------------------------
                                                                 CARRYING                  CARRYING
(in millions)                                                      AMOUNT    FAIR VALUE      AMOUNT    FAIR VALUE
------------------------------------------------------------------------------------------------------------------
Fixed maturity securities - available-for-sale                   $7,369.3      $7,369.3    $6,801.5      $6,801.5
Equity securities                                                    47.8          47.8        49.3          49.3
Mortgage loans                                                    1,394.6       1,444.4     1,351.3       1,372.4
Policy loans                                                        225.3         225.3       179.0         179.0
Surplus notes and notes payable                                     275.0         279.9       275.0         293.5
Short-term & other invested assets                                    9.8           9.8        22.1          22.1
==================================================================================================================

  Old IVA
  Part C: Other Information


Item 24.  Financial Statements and Exhibits



a)  Financial Statements


     1.   Included in Prospectus (Part A):


          Condensed Financial Information (8)


     2.   Included in Statement of Additional Information (Part B):


          (a)  Financial Statements of OneAmerica Financial Partners, Inc. (8)


               Report of Independent Auditors


               Consolidated Balance Sheets as of December 31, 2007 and 2006


               Consolidated  Statements of Operations  for years ended  December

               31, 2007 and 2006


               Consolidated  Statements of Changes in  Shareholder's  Equity and

               Comprehensive Income as of December 31, 2007, 2006 and 2005


               Consolidated  Statements  of  Cash  Flows  for  the  years  ended

               December 31, 2007, 2006 and 2005


               Notes to Consolidated Financial Statements





          (b)  Financial Statements of AUL American Individual Unit Trust (8)


               A  Message  from the  President  & CEO of  American  United  Life

               Insurance Company(R)


               Report of Independent Registered Public Accounting Firm


               Statements of Net Assets as of December 31, 2007


               Statements of Operations for year ended of December 31, 2007


               Statements  of Changes in Net Assets as of December  31, 2007 and

               2006


               Notes to Financial Statements



(b)  Exhibits


     1.   Resolution  of  the  Executive   Committee  of  American  United  Life

          Insurance Company(R) ("AUL") establishing AUL American Individual Unit

          Trust (1)


     2.   Not applicable


     3.   Underwriting Agreements


          3.1  Distribution  Agreement  between  American  United Life Insurance

               Company(R) and OneAmerica Securities, Inc. (4)


          3.2  Form of Selling Agreement (6)


     4.   Individual Variable Annuity Contract Forms


          4.1  Flexible Premium Variable Annuity Contract LA-28 (1)


          4.2  One Year Flexible Premium Variable Annuity Contract LA-27 (1)


     5.   Individual Variable Annuity Enrollment Form (1)


     6.   Certificate of Incorporation and By-Laws of the Depositor


          6.1  Articles  of  Merger  between  American  Central  Life  Insurance

               Company and United Mutual Life Insurance Company (1)


          6.2  Certification of the Indiana  Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance

               Company and United Mutual Life Insurance Company (1)


          6.3  Second Amended and Restated Articles of Incorporation of American

               United Life Insurance Company(R) (4)


          6.4  Second  Amended  and  Restated  Bylaws of  American  United  Life

               Insurance Company(R) (4)


     7.   Not applicable


     8.   Form of Participation Agreements:


          8.1  Form of Participation Agreement with Alger American Fund (1)


          8.2  Form of  Participation  Agreement with American  Century Variable

               Portfolios (1)


          8.3  Form of Participation Agreement with Calvert Variable Series (1)


          8.4  Form of Participation  Agreement with Fidelity Variable Insurance

               Products Fund (1)


          8.5  Form of Participation  Agreement with Fidelity Variable Insurance

               Products Fund II (1)


          8.6  Form of Participation Agreement with PBHG Funds, Inc. (1)

          8.7  Form of Participation Agreement with T. Rowe Price Equity Series,

               Inc. (1)


          8.8  Form of Participation  Agreement  between AIM Variable  Insurance

               Funds and American United Life Insurance Company(R) (5)


          8.9  Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R)  and  Dreyfus  Investment   Portfolios  and

               Dreyfus Variable Investment Fund (5)


          8.10 Form of Participation Agreement with Janus Aspen Series (5)


          8.11 Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and Neuberger  Berman  Advisers  Management

               Trust (5)


          8.12 Form of Amendment to the Participation Agreement between American

               United  Life  Insurance  Company(R)  and  PBHG  Insurance  Series

               Fund (5)


          8.13 Form   of   Participation   Agreement   between   Pioneer   Funds

               Distributor,    Inc.   and   American   United   Life   Insurance

               Company(R) (5)


          8.14 Form  of  Amendment  to  Schedule  A of  Participation  Agreement

               between  American  United Life  Insurance  Company(R) and T. Rowe

               Price Equity Series, Inc. (5)


          8.15 Form  of  Addendum  to the  Account  Services  Agreement  between

               American   United  Life   Insurance   Company(R)   and  Thornburg

               Investment Management, Inc. (5)


          8.16 Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and the Timothy Plan (5)


          8.17 Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and Vanguard Variable Insurance Fund (5)

          8.18 Form of Participation Agreement between American United Life

               Insurance Company, Columbia Funds Variable Insurance Trust,

               Columbia Management Advisors, LLC and Columbia Management

               Distributors (9)

          8.19 Form of Participation Agreement between American United Life

               Insurance Company, Royce Captial Fund and Royce Fund Services,

               Inc.(9)

          8.20 Form of Participation Agreement between American United Life

               Insurance Company,Franklin Templeton Variable Insurance Products

               Trust and Franklin/Templeton Distributors, Inc. (9)

          8.21 Form of Participation Agreement between American United Life

               Insurance Company(R) and AllianceBernstien (9)



     9.   Opinion  and  Consent of  Associate  General  Counsel of AUL as to the

          legality of the Contracts being registered (2)


     10.  Miscellaneous Consents


          10.1 Consent of Independent Auditors (8)


          10.2 Consent of Dechert Price & Rhoads (1)


          10.3 Powers of Attorney (8)


          10.4 Rule 483 Certified Resolution (8)


     11.  Not applicable


     12.  Not applicable


 -------------------------------------------------------------------------------


(1)  Re-filed  with the  Registrant's  Post-Effective  Amendment No. 6 (File No.

     033-79562) on April 30, 1998.


(2)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  6  to  the

     Registration Statement (File No. 033-79562) on April 30, 1998.


(3)  Filed  with  the  Registrant's  Post-Effective  Amendment  No.  12  to  the

     Registration Statement on April 30, 2003


(4)  Filed  with  the  Registrant's  Post-Effective  Amendment  No.  13  to  the

     Registration Statement on April 28, 2004


(5)  Filed  with  the  Registrant's  Post-Effective  Amendment  No.  15  to  the

     Registration Statement on April 29, 2005


(6)  Filed  with  the  Registrant's  Post-Effective  Amendment  No.  16  to  the

     Registration Statement on April 28, 2006


(7)  Filed  with  the  Registrant's  Post-Effective  Amendment  No.  17  to  the

     Registration Statement on May 1, 2007

(8)  Filed  with  the  Registrant's  Post-Effective  Amendment  No.  18  to  the

     Registration Statement on May 1, 2008

Item 25. Directors and Officers of AUL




Name and Address                   Positions and Offices with AUL

----------------                   ------------------------------


J. Scott Davison*                  Chief Financial Officer, AUL (6/04 - present); Senior Vice President, Strategic

                                   Planning and Corporate Development (7/02 -6/04);

                                   Director, AUL (7/02 - present) Vice President, Corporate Planning (1/00 - 7/02)


Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);

                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,

                                   Reporting & Research (5/95 - 1/99)


Dayton H. Molendorp*               Chairman, AUL (2/2007 to Present); President and Chief Executive Officer, AUL (9/04 - present);

                                   Executive Vice President, AUL (2/03 - 9/04); Senior Vice President,

                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);

                                   Vice President, Individual Division (11/98 - 9/99);

                                   Vice President, Marketing, Individual Division (6/92 - 9/98)


Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,

                                   (12/01 - present); Director, AUL (12/01 - present); Vice President

                                   Human Resources, (11/99 - 12/01); Vice President, Corporate

                                   Planning, (9/95 - 11/99)


G. David Sapp*                     Senior Vice President, Investments (1/92 - present);

                                   Director, AUL (12/00 - present)


Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);

                                   Director, AUL (8/02 - present)


----------------------------------------------


*One American Square, Indianapolis, Indiana 46282



Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT



AMERICAN  UNITED LIFE INSURANCE  COMPANY  ("AUL") is a stock  insurance  company existing under the laws of the State of Indiana. It was originally  incorporated as a  fraternal  society  on  November  7, 1877,  under the laws of the  federal government,  and  reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000,  AUL converted from a mutual life insurance company to a stock life insurance company  ultimately  controlled by a mutual holding company, American United Mutual Insurance Holding Company.


AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY  ("AUMIHC") is a mutual holding company  created on December 17,  2000,  under the laws of the state of Indiana.

The rights of policyowners of American United Life Insurance Company,  including the right to elect directors to the Board of Directors, reside with this entity,

which must hold at least 51% of the voting stock of the stock  holding  company,

OneAmerica Financial Partners, Inc.


AUL  AMERICAN  INDIVIDUAL  VARIABLE  LIFE UNIT TRUST (File No.  811-8311),  is a

separate  account of AUL,  organized  for the purpose of the sale of  individual variable life insurance products.


AUL REINSURANCE  MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized  under the laws of Indiana on November 3, 1999.  RMS is a  reinsurance

manager.   Since  divestiture  of  AUL's  reinsurance  division,  all  remaining reinsurance  and AUL Long  Term  Care  Solutions,  Inc.  was  transferred  to GE

Employers Reinsurance  Corporation on July 1, 2002.  AUL has a

100% equity interest in AUL Reinsurance Management Services Canada, Ltd.


FOUNTAIN SQUARE LIFE REINSURANCE COMPANY ("Fountain Square") was incorporated on

December 31, 2002 and is a company  domiciled  in the Turks and Caicos,  British

West Indies  whose  business is the  reinsurance  of credit life and  disability risks issued  through its parent,  Fifth-Third  Banc Corp. The new entity is the successor of its predecessor, Fountain Square Insurance Company, by operation of law and possesses all of the rights and powers of its predecessor and is subject to all the restrictions,  debts,  liabilities,  etc., of the former entity.  AUL received  260 shares of  preferred  stock of Fountain  Square,  in exchange  for

26,000 shares of preferred stock of Fountain Square Insurance Company. AUL owned the same percentage of the  outstanding  stock of Fountain Square as it owned in

Fountain Square Insurance  Company.  The Fountain Square Insurance Company stock was  valued at  $96.16  per share  and the  Fountain  Square  stock is valued at

$9,616.00  per share.  On December 23,  2003,  AUL  invested  $2,501,031.75  and received 260 shares of preferred  stock in Fountain  Square.  As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.


OLD KENT FINANCIAL LIFE  INSURANCE  COMPANY ("Old Kent") is an Arizona  domestic insurance  company  whose  business  is  the  reinsurance  of  credit  life  and disability risks issued through its parent, Fifth-Third Banc Corp. On August 16,

2001 AUL invested  $2,500,000 and received  26,000 shares of preferred  stock in

Old Kent,  until then a wholly-owned  subsidiary of Fifth-Third  Banc Corp. On

September 25, 2007, Old Kent exercised a call option for all 26,000 shares of preferred stock to Old Kent for $2,500,000. As a result of the  transaction, AUL no longer has any equity  interest in that company.


ONEAMERICA FINANCIAL PARTNERS,  INC. ("OAFP") is the stock holding company which owns all of the shares of American  United Life Insurance  Company,  formerly an

Indiana  mutual  insurance  company,  which is now an  Indiana  stock  insurance company.


ONEAMERICA FUNDS,  INC. (the "Fund") (File No. 811-5850) was incorporated  under the laws of Maryland on July 26, 1989, and is an open-end management  investment company under the  Investment  Company Act of 1940. It was  established  for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series  Contracts.  On May 1, 2002, the name of this  corporation was changed.  The prior name was AUL American Series Funds,

Inc.  As of  December  31,  2007,  there  are  620  million  authorized  shares;

currently,  612 million  shares have been  allocated  and issued.  AUL owns 0.00 percent  of the Value  portfolio,  0.00  percent  of the  Investment  Grade Bond portfolio,  0.00 percent of the Asset Director  portfolio,  66.8 percent of the

Socially  Responsive  portfolio  and 0.00 percent of the Money Market  portfolio shares as of December 31,  2007.  As a result of the  transaction,  the separate accounts of AUL have acquired a 99.86% equity interest in the fund.


ONEAMERICA  SECURITIES,  INC.  (broker-dealer  No.  801-56819) is a wholly owned subsidiary  of AUL  and  was  incorporated  on  June  4,  1969,  and  acts  as a broker-dealer  of  securities  products.  On January  1, 2002,  the name of this corporation  was  changed.  The prior  name was AUL  Equity  Sales  Corp.  As of

December 31, 2007, the total number of shares,  all without par value,  that the corporation is authorized to issue is 1,000 shares. As of December 31, 2007, 400 shares are issued and outstanding,  all of which were purchased and are owned by

AUL. As a result of the transaction,  AUL has acquired a 100% equity interest in that company.


PIONEER MUTUAL LIFE INSURANCE  COMPANY A STOCK SUBSIDIARY OF AUMIHC  ("Pioneer")

is a North Dakota domestic  insurance  company whose  principal  business is the sale of life  insurance  policies and annuity  contracts.  During  calendar year

2001,  Pioneer,  pursuant  to the  authority  of the North  Dakota  and  Indiana

Insurance Commissioners,  and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC.  Effective January 1, 2002,

Pioneer is wholly owned by OneAmerica,  which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction,

AUL has acquired a 0% equity interest in that company.


R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing  general  agent for employer  stop-loss  insurance  policies  issued to self-funded  employee  benefit  plans.  Effective  October 1,  2003,  OneAmerica purchased 100% of the outstanding stock of R.E.  Moulton,  Inc. for $27,400,000.

As a result of this  transaction,  AUL has acquired a 0% equity interest in that company.


REGISTRANT, AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), AUL AMERICAN

INDIVIDUAL  VARIABLE  ANNUITY UNIT TRUST (File No.  811-9193),  and AUL AMERICAN

UNIT TRUST (File No. 811-5929) are separate  accounts of AUL,  organized for the purpose  of the  sale  of  individual  and  group  variable  annuity  contracts,

respectively.


THE STATE LIFE INSURANCE  COMPANY  ("State  Life") is an Indiana  domestic stock subsidiary of AUMIHC whose principal  business is the sale of life insurance and long-term  care  insurance  products.  State Life became  part of the  insurance holding company system on September 23, 1994.  During calendar year 2004,  State

Life,  pursuant to the authority of the Indiana Insurance  Commissioner and with the  approval of its members,  reorganized  from a mutual  insurance  company to become a stock  insurance  subsidiary  of AUMIHC.  Effective  December 30, 2004,

State Life is wholly owned by OneAmerica,  which is wholly owned by AUMIHC,  and its  former  members  are now  voting  members  of  AUMIHC.  As a result  of the transaction, AUL has acquired a 0% equity interest in that company.

Item 27. Number of Contractholders


As of April 24, 2008, AUL has issued 4,595 Individual variable annuity contracts associated with Registrant.



Item 28. Indemnification


Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of

Incorporation of American United Life Insurance Company(R) provides as follows:


(a) Coverage.  The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:


     (i)  a member of the Board of Directors of the Corporation,


     (ii) an officer of the Corporation, or


     (iii)while  a  director  or  officer  of the  Corporation,  serving  at the

          Corporation's  request  as  a  director,  officer,  partner,  trustee,

          member,  manager,  employee,  or agent of another  foreign or domestic corporation,  limited liability company,  partnership,  joint venture,

          trust, employee benefit plan, or other enterprise,  whether for profit or not,


Notwithstanding  the foregoing,  it must be determined in the specific case that indemnification  of the Indemnitee is permissible in the  circumstances  because the Indemnitee has met the standard of conduct for indemnification  specified in

Indiana Code 27-1-7.5-8 (or any successor provision).  The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final  disposition  thereof in accordance with the  procedures  and subject to the  conditions  specified  in Indiana Code

27-1-7.5-10 (or any successor  provision).  The Corporation shall indemnify as a matter  of right an  Indemnitee  who is  wholly  successful,  on the  merits  or otherwise,  in the defense of any such proceeding,  against reasonable  expenses incurred  by the  Indemnitee  in  connection  with the  proceeding  without  the requirement  of a  determination  as set  forth in the  first  sentence  of this paragraph.


(b) Determination. Upon demand by a person for indemnification or advancement of expenses,  as the case may be, the  Corporation  shall  expeditiously  determine whether the person is entitled  thereto in accordance  with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).


(c) Effective Date. The indemnification  provided under this Article shall apply to any proceeding  arising from acts or omissions  occurring before or after the adoption of this Article.


Item 29. Principal Underwriters


     a.   Other Activity.  In additional to Registrant,  OneAmerica  Securities,

          Inc. acts as the  principal  underwriter  for policies  offered by AUL through AUL  American  Individual  Variable  Life Unit Trust (File No.

          811-08311),  AUL  American  Unit Trust  (File No.  811-05929)  and AUL

          American Individual Variable Annuity Unit Trust (File No. 811-09193).


     b.   Management.   The  directors  and  principal  officers  of  OneAmerica

          Securities, Inc. are as follows:




          Name and Principal                      Positions and Offices

          Business Address*                       with OneAmerica Securities, Inc.

          -------------------                     --------------------------------
          George H. Brandt                         Vice President& Chief Marketing Officer

          James Crampton                           Tax Director

          Richard M. Ellery                        Secretary

          Nicholas A. Filing                       Chairman of the Board, President &
                                                     Director

          Constance E. Lund                        Treasurer, Acting Financial Operations
                                                     Principal & Director

          Mark A. Wilkerson                        Director

          William F. Yoerger                       Director

          John W. Zeigler                          Vice President, Insurance Agency Registrations


------------------------------


* The Principal  business  address of all of the persons  listed is One American

Square, Indianapolis, Indiana 46282




     (c)  Not applicable


Item 30. Location of Accounts and Records


The accounts,  books and other documents required to be maintained by Registrant pursuant to Section  31(a) of the  Investment  Company Act of 1940 and the rules under that section will be maintained at One American Square,  Indianapolis,  IN

46282.



Item 31. Management Services


There are no  management-related  service  contracts  not discussed in Part A or

Part B.

Item 32. Undertakings


The registrant hereby undertakes:


(a)      to file a post-effective  amendment to this  registration  statement as frequently  as is  necessary  to  ensure  that  the  audited  financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.


(b)      to include either (1) as part of any application to purchase a contract offered  by the  prospectus,  a space  that an  applicant  can check to request a Statement of  Additional  Information,  or (2) a post card or similar written  communication affixed to or included in the prospectus that the  applicant  can remove to send for a Statement  of  Additional

         Information.


(c)      to deliver any  Statement of Additional  Information  and any financial statements  required to be made available under this Form promptly upon written or oral request.



Additional Representations:


(a)      The Registrant  and its Depositor are relying upon American  Council of

         Life Insurance,  SEC No-Action  Letter,  SEC Ref. No. IP-6-88 (November

         28, 1988) with respect to annuity  contract offered as funding vehicles for retirement  plans meeting the requirements of Section 403(b) of the

         Internal  Revenue Code,  and the  provisions of paragraphs (1) - (4) of this letter have been complied with.


(b)      The Registrant represents that  the aggregate fees and charges deducted

         under the  variable   annuity  contracts  are  reasonable  in  relation

         to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES




As  required by the  Securities  Act of 1933 and the  Investment  Company Act of

1940, the Registrant  certifies that it meets the requirements of Securities Act

Rule  485(b)  for  effectiveness  of  this  post-effective   amebndment  to  the

Registration  Statement  and has caused  this  post-effective  amendment  to the

Registration  Statement to be signed on its behalf, in the City of Indianapolis,

and the State of Indiana on this 1st day of May, 2008.



                               AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                                            (Registrant)


                               By:  American United Life Insurance Company


                               By:  ____________________________________________

                                    Name:  Dayton H. Molendorp*

                                    Title: Chairman, President & CEO



                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                            (Depositor)


                               By:  ____________________________________________

                                    Name:  Dayton H. Molendorp*

                                    Title: Chairman, President & CEO



* By:  /s/ Richard M. Ellery

       ______________________________________

       Richard M. Ellery as attorney-in-fact


Date: May 1, 2008



As required by the Securities Act of 1933, this post-effective  amendment to the

Registration  Statement  has  been  signed  by  the  following  persons  in  the capacities and on the dates indicated.


Signature                           Title                     Date

---------                           -----                     ----


_______________________________     Director, Chief            May 1, 2008

J. Scott Davison*                   Financial Officer



_______________________________     Director                   May 1, 2007

Constance E. Lund*



_______________________________     Director                   May 1, 2008

Dayton H. Molendorp*



_______________________________     Director                   May 1, 2008

Mark C. Roller*



_______________________________     Director                   May 1, 2008

G. David Sapp*



_______________________________     Director                   May 1, 2008

Thomas M. Zurek*





    /s/ Richard M. Ellery


___________________________________________

*By: Richard M. Ellery as Attorney-in-fact


Date:   May 1, 2008

                                  EXHIBIT LIST



 Exhibit               Exhibit

 Number in Form
 N-4, Item 24(b)      Name of Exhibit

----------------      ---------------

     8.19 Form of Participation Agreement between American United Life Insurance Company, Columbia Funds Variable Insurance Trust,
               Columbia  Management   Advisors,   LLC  and  Columbia  Management
               Distributors

     8.20 Form of Participation Agreement between American United Life Insurance Company, Royce Captial Fund and Royce Fund Services, Inc.(9)

     8.21 Form of Participation Agreement between American United Life Insurance Company,Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. (9)

     8.22 Form of Participation Agreement between American United Life Insurance Company(R) and AllianceBernstien

    10.1  Consent of Independent Auditors

    10.3  Powers of Attorney

    10.4   Rule 483 Certified Resolution